	As filed with the Securities and Exchange	Registration No. 333-100209
	Commission on April 28, 2009	Registration No. 811-09002
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 15 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Separate Account N of
ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)
20 Washington Avenue South, Minneapolis, Minnesota 55401
Depositor’s Telephone Number, including Area Code: (860) 580-2831

Michael A. Pignatella, Counsel
ReliaStar Life Insurance Company
One Orange Way, C1S, Windsor, CT 06095-4774
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	On May 1, 2009 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Individual Fixed and Variable Deferred
Annuity Contracts

                                                                           PART A

ReliaStar Life Insurance Company
and its Separate Account N

ING AdvantageSM

Supplement dated May 1, 2009 to the Contract Prospectus and Statement of
Additional Information, each dated May 1, 2009

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus and Statement of Additional Information (“SAI”). Please read it carefully and keep it with your current
Contract Prospectus and SAI for future reference.

1. Effective in July and August certain funds offered through your contract will be reorganized into other funds as follows:

Effective after the close of business on July 17, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING American Century Large Company Value Portfolio	ING T. Rowe Price Equity Income Portfolio
ING Neuberger Berman Partners Portfolio	ING RussellTM Large Cap Index Portfolio
ING Van Kampen Capital Growth Portfolio	ING RussellTM Large Cap Growth Index Portfolio

Accordingly, effective after the close of business on July 17, 2009 investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

· Class I of the ING T. Rowe Price Equity Income Portfolio will automatically be added to your contract. All existing account balances invested in the ING American Century Large Company Value Portfolio (I Class)
and all existing account balances invested in the ING T. Rowe Price Equity Income Portfolio (Class S) will automatically become investments in the ING T. Rowe Price Equity Income Portfolio (Class I).
· Class I of the ING RussellTM Large Cap Index Portfolio will automatically be added to your contract and all existing account balances invested in the ING Neuberger Berman Partners Portfolio (I Class) will automatically become investments in the ING RussellTM Large Cap Index Portfolio (Class I).
· Class I of the ING RussellTM Large Cap Growth Index Portfolio will automatically be added to your contract and all existing account balances invested in the ING Van Kampen Capital Growth Portfolio (Class I) will automatically become investments in the ING RussellTM Large Cap Growth Index Portfolio (Class I).

As a result of the reorganizations, effective after the close of business on July 17, 2009 all references to the
Disappearing Portfolios in the Contract Prospectus and SAI are hereby deleted.

Effective after the close of business on August 7, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING AllianceBernstein Mid Cap Growth Portfolio	ING RussellTM Mid Cap Growth Index Portfolio
ING Growth and Income Portfolio II	ING Growth and Income Portfolio
ING Index Plus International Equity Portfolio	ING International Index Portfolio

X.100209-09

1 May 2009

Accordingly, effective after the close of business on August 7, 2009 investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

· Class S of the ING RussellTM Mid Cap Growth Index Portfolio will automatically be added to your contract and all existing account balances invested in the ING AllianceBernstein Mid Cap Growth Portfolio (Class S)
will automatically become investments in the ING RussellTM Mid Cap Growth Index Portfolio (Class S).
· All existing account balances invested in the ING Growth and Income Portfolio II (Class I) will automatically become investments in the ING Growth and Income Portfolio (Class I).
· Class S of the ING International Index Portfolio will automatically be added to your contract and all existing account balances invested in the ING Index Plus International Equity Portfolio (Class S) will automatically become investments in the ING International Index Portfolio (Class S).

As a result of the reorganizations, effective after the close of business on August 7, 2009 all references to the
Disappearing Portfolios in the Contract Prospectus and SAI are hereby deleted.

Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing
Portfolio after the date of the reorganization will be automatically allocated to the Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Administrative Service Center at:

ING Service Center
P.O. Box 5050
Minot, North Dakota 58702-5050

1-877-884-5050

See also the Transfers Among Investment Options section of your Contract Prospectus for further information about making allocation changes. More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at our Administrative
Service Center noted above.

2. Effective after the close of business on July 17, 2009 or August 7, 2009, as applicable, the following funds are added to the list of funds that appears on page 14 of your Contract Prospectus:

ING International Index Portfolio
ING RussellTM Large Cap Index Portfolio
ING RussellTM Large Cap Growth Index Portfolio
ING RussellTM Mid Cap Growth Index Portfolio

3. Effective after the close of business on July 17, 2009 or August 7, 2009, as applicable, the following information regarding the new funds made available in July and August as noted above is added to Appendix II – Fund
Descriptions.

Investment
Fund Name	Adviser/Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment (before fees and
ING International Index		expenses) results that correspond to
Portfolio	Subadviser: ING Investment	the total return of a widely accepted
	Management Co.	International Index.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before
ING RussellTM Large Cap Index		fees and expenses) that correspond
Portfolio	Subadviser: ING Investment	to the total return of the Russell
	Management Co.	Top 200® Index.
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before
ING RussellTM Large Cap		fees and expenses) that correspond
Growth Index Portfolio	Subadviser: ING Investment	to the total return of the Russell
	Management Co.	Top 200® Growth Index.

X.100209-09

2 May 2009

Investment
Fund Name	Adviser/Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. –	ING Investments, LLC	Seeks investment results (before
ING RussellTM Mid Cap Growth		fees and expenses) that correspond
Index Portfolio	Subadviser: ING Investment	to the total return of the Russell
	Management Co.	Midcap® Growth Index.

4.

The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus will not change as a result of the reorganization. Therefore, there will be no change to the hypothetical examples shown in the Contract Prospectus.

X.100209-09

3 May 2009

ReliaStar Life Insurance Company

Separate Account N

ING AdvantageSM

CONTRACT PROSPECTUS –May 1, 2009

The Contracts. The contracts described in this prospectus are flexible premium individual fixed and variable AdvantageSM deferred annuity contracts issued by ReliaStar Life Insurance Company (the Company, we, us, our). They are issued to you, the contract holder. Two series of contracts are described in this prospectus. Transfer Series Contracts (Transfer
Series) include individual tax deferred annuities, individual deferred retirement annuities and individual deferred annuities.
Flex Series Contracts (Flex Series) include flexible premium individual tax deferred annuities, flexible premium individual retirement annuities and flexible premium individual annuities for use with deferred compensation plans established under
Section 457 of the Internal Revenue Code of 1986, as amended (Tax Code). Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company. This contract is no longer available for new sales. Deposits may continue to be paid to existing contracts.

Why Reading this Prospectus Is Important. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you.
Please read this prospectus carefully and keep it for future reference.

Table of Contents page 3

Investment Options. The contracts offer variable investment options and three fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

The Funds*
American Funds – Growth Fund (Class 2)	ING Index Plus International Equity Portfolio	ING Solution Income Portfolio (I Class)(2)
American Funds – Growth-Income Fund	(Class S)(1)	ING Solution 2015 Portfolio (I Class)(2)
(Class 2)	ING Index Plus LargeCap Portfolio	ING Solution 2025 Portfolio (I Class)(2)
American Funds – International Fund	(Class I)(1)	ING Solution 2035 Portfolio (I Class)(2)
(Class 2)	ING Index Plus MidCap Portfolio (Class I)(1)	ING Solution 2045 Portfolio (I Class)(2)
Fidelity® VIP Contrafund® Portfolio	ING Index Plus SmallCap Portfolio	ING Stock Index Portfolio (Class I)
(Initial Class)	(Class I)(1)	ING Strategic Allocation Conservative
Fidelity® VIP Equity-Income Portfolio	ING Intermediate Bond Portfolio (Class I)(1)	Portfolio (Class I(1)(2)
(Initial Class)	ING International Value Portfolio (Class I)(1)	ING Strategic Allocation Growth Portfolio
Fidelity® VIP Index 500 Portfolio	ING JPMorgan Emerging Markets Equity	(Class I)(1)(2)
(Initial Class)	Portfolio (Class S)	ING Strategic Allocation Moderate Portfolio
Fidelity® VIP Investment Grade Bond	ING JPMorgan Mid Cap Value Portfolio	(Class I)(1)(2)
Portfolio (Initial Class)	(I Class)	ING T. Rowe Price Capital Appreciation
Fidelity® VIP Money Market Portfolio	ING JPMorgan Small Cap Core Equity	Portfolio (Class S)
(Initial Class)	Portfolio (Class I)	ING T. Rowe Price Diversified Mid Cap
Franklin Small Cap Value Securities Fund	ING Legg Mason Partners Aggressive	Growth Portfolio (I Class)
(Class 2)	Growth Portfolio (I Class)	ING T. Rowe Price Equity Income Portfolio
ING AllianceBernstein Mid Cap Growth	ING Limited Maturity Bond Portfolio	(Class S)
Portfolio (Class S)	(Class S)	ING T. Rowe Price Growth Equity Portfolio
ING American Century Large Company	ING Liquid Assets Portfolio (Class I)	(I Class)
Value Portfolio (I Class)	ING Lord Abbett Affiliated Portfolio (Class I)	ING Templeton Foreign Equity Portfolio
ING American Century Small-Mid Cap Value	ING Marsico Growth Portfolio (Class I)	(I Class)
Portfolio (I Class)	ING Marsico International Opportunities	ING UBS U.S. Large Cap Equity Portfolio
ING Artio Foreign Portfolio (Class S)(1)	Portfolio (Class I)	(I Class)
ING Baron Small Cap Growth Portfolio	ING MFS Total Return Portfolio (Class S)	ING Van Kampen Capital Growth Portfolio
(I Class)	ING MidCap Opportunities Portfolio	(Class I)
ING BlackRock Large Cap Growth Portfolio	(Class I)(1)	ING Van Kampen Comstock Portfolio
(Class I)	ING Neuberger Berman Partners Portfolio	(I Class)
ING BlackRock Science and Technology	(I Class)	ING Van Kampen Equity and Income
Opportunities Portfolio (Class I)(1)	ING Oppenheimer Global Portfolio (I Class)	Portfolio (I Class)
ING Clarion Global Real Estate Portfolio	ING Opportunistic LargeCap Portfolio	ING Van Kampen Growth and Income
(Class I)(1)	(Class I)(1)	Portfolio (Class S)
ING Davis New York Venture Portfolio	ING PIMCO Total Return Portfolio (I Class)	Lord Abbett Series Fund - Mid-Cap Value
(I Class)	ING Pioneer Equity Income Portfolio	Portfolio (Class VC)
ING FMRSM Diversified Mid Cap Portfolio	(Class I)	Neuberger Berman AMT Socially Responsive
(Class S)**	ING Pioneer Fund Portfolio (Class S)	Portfolio®
ING Global Resources Portfolio (Class S)	ING Pioneer High Yield Portfolio (I Class)	PIMCO VIT Real Return Portfolio
ING Growth and Income Portfolio	ING Pioneer Mid Cap Value Portfolio	(Administrative Class)
(Class I)(1)	(Class S)	Pioneer High Yield VCT Portfolio (Class I)
ING Growth and Income Portfolio II	ING SmallCap Opportunities Portfolio	Wanger Select
(Class I)(1)	(Class I)(1)	Wanger USA
*	Effective July 1, 2008, ING Balanced Portfolio, Inc. (formerly ING VP Balanced Portfolio, Inc.) was closed to any new investments (including loan repayments) or transfers. There will be no further disclosure regarding this fund in the prospectus.
**	FMRSM is a service mark of Fidelity Management & Research Company.
(1)	This fund has changed its name to the name listed above. See “Appendix II – Fund Descriptions” for a complete list of former and current fund names.
(2)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses” for additional information.

PRO.100209-09

1

CONTRACT PROSPECTUS – May 1, 2009 (continued)

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account
N, a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks.
Information about the risks of investing in the funds is located in the “Investment Options” section on page 10 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options.

> Fixed Account A
> Fixed Account B
> Fixed Account C

Except as specifically mentioned, this prospectus describes only the variable investment options offered through
Separate Account N. However, we describe the fixed interest options in Appendix I to this prospectus.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“Contract Distribution” for further information about the amount of compensation we pay.

Availability of Features. Not all features are available in all states. The contracts are not available for sale in New
York. Transfer Series contracts are not available for sale in the Commonwealth of Massachusetts. Some funds or fixed accounts may be unavailable through certain contracts and plans or in some states.

Getting Additional Information. You may obtain the May 1, 2009 Statement of Additional Information (SAI) about the separate account without charge by calling us at 1-877-884-5050 or writing us at the address listed in the
“Contract Overview - Questions: Contacting the Company” section of the prospectus. The Securities and Exchange
Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR database on the SEC website, http://www.sec.gov, or at the SEC Public Reference Branch in Washington, D.C. You may call
1-202-551-8090 or 1-800-SEC-0330 to get information about the operations of the SEC Public Reference Branch. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference
Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-100209. The SAI table of contents is listed on page
46 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contracts are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

PRO.100209-09

2

TABLE OF CONTENTS

Contract Overview	4
Contract Design
Who’s Who
The Contracts and Your Retirement Plan
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase	5

Fee Table	6
Condensed Financial Information	8
Separate Account N	8
The Company	9
Investment Options	10
Transfers Among Investment Options	11
Purchase and Rights	16
Right to Cancel	18
Fees	19
Your Account Value	24
Withdrawals	26
Loans	27
Systematic Withdrawals	27
Death Benefit	28
The Income Phase	29
Contract Distribution	31
Taxation	34
Other Topics	44
Performance Reporting -- Voting Rights -- Contract Modifications -- Legal Matters and
Proceedings -- Payment Delay or Suspension -- Transfers, Assignments or Exchanges of a Contract
-- Involuntary Terminations -- Reports to Owners

Contents of the Statement of Additional Information	46
Appendix I – The Fixed Accounts	47
Appendix II – Fund Descriptions	49
Appendix III – Condensed Financial Information	CFI - 1

PR0.100209 -09

3

Contract Overview
Questions: Contacting the	The following is intended as a summary. Please read each section of this
Company. To answer your	prospectus for additional detail.
questions, contact your sales
representative or write or call	Contract Design
us at our Administrative	The contracts described in this prospectus are individual deferred fixed and
Service Center:	variable annuity contracts. They are intended to be retirement savings vehicles
ING Service Center	that offer a variety of investment options to help meet long-term financial goals
P.O. Box 5050	and provide for a death benefit and guaranteed income options. The term
Minot, North Dakota 58702-	“contract” in this prospectus refers to the Advantage Transfer and Flex Series
5050	individual fixed and variable annuity contracts.
1-877-884-5050
Who’s Who
Sending Forms and Written	You*: The individual who purchases the contract.
Requests in Good Order.
If you are writing to change	Contract Holder*: The person to whom we issue the contract. Generally, you.
your beneficiary, request a	The contract holder has all rights under the contract. However, pursuant to
withdrawal or for any other	Treasury Department regulations that were generally effective on January 1,
purpose, contact us or your	2009, the exercise of certain of these rights by participants in Tax Code section
sales representative to learn	403(b) plans may require the consent and approval of your employer and/or
what information is required	plan sponsor or its delegate. See “Taxation – Section 403(b) Tax-Deferred
for the request to be in “good	Annuities.”
order.” Generally, a request is
considered to be in “good	We may also refer to the contract holder as the contract owner.
order” when it is signed, dated
and made with such clarity and	We (the Company): ReliaStar Life Insurance Company. We issue the contract.
completeness that we are not
required to exercise any	For greater detail, please review “Purchase and Rights.”
discretion in carrying it out.
By contacting us, we can	*Some contracts may be purchased by and issued directly to employers sponsoring certain
provide you with the	plans, including 457 and 401 plans. The terms “you,” “contract holder,” and “contract
appropriate administrative	owner” apply to these employers, who have all rights under the contracts.
form for your requested
transaction.	The Contracts and Your Retirement Plan
The contracts may be issued on a nonqualified basis (nonqualified contracts),
We can only act upon requests	or for use with retirement arrangements under Tax Code sections 403(b), 408,
that are received in good order.	408(A) or 457 of the Tax Code (qualified contracts). We may also at our discretion issue nonqualified contracts for use with retirement arrangements under Tax Code section 401.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), 408, 408A or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself.
However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

Contract Facts
Free Look/Right to Cancel. You may cancel your contract within ten days
(some states require more than ten days) of receipt. See “Right To Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See “Death
Benefit” and “The Income Phase.”

PR0.100209 -09

4

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees and taxes may apply and there are restrictions on the amounts available for withdrawal from the fixed account options.
In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals” and
Appendix I – The Fixed Accounts.”

Systematic Withdrawals. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Withdrawals.”

Loans. If allowed by the contract and the plan, loans may be available during the accumulation phase. These loans are subject to certain restrictions. See “Loans.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and
“Fees.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Taxation.”

Contract Phases

1. The Accumulation Phase (accumulating dollars under your contract)

Payments to
STEP 1: You provide us with your completed application and		Your Account
initial purchase payment. We establish an account for you and		Step 1 ||
credit that account with your initial purchase payment.	ReliaStar Life Insurance Company
	(a) ||	Step 2		(b) ||
STEP 2: You direct us to invest your purchase payment in one		Separate Account N
or more of the following investment options:	Fixed
	Interest	Variable Investment
(a) Fixed Interest Options; or	Options	Options
(b) Variable Investment Options. (The variable investment
options are the subaccounts of Separate Account N. Each		The Subaccounts
one invests in a specific mutual fund.)		A	B	Etc.
		|| Step 3		||
STEP 3: Each subaccount you select purchases shares of its		Mutual	Mutual
assigned fund.		Fund A	Fund B

II. The Income Phase (receiving income phase payments from your contract)
When you want to begin receiving payments from your contract you may select from the options available. The contracts offer three income phase payment options. See “The Income Phase.” In general, you may:
>	Receive monthly income phase payments for your life (assuming you are the annuitant); or
>	Receive monthly income phase payments for your life, but with payments continuing to your beneficiary for ten years if you die before the end of the selected period; or
>	Receive monthly income phase payments for your life and for the life of another person; and
>	Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

PR0.100209 -09

5

Fee Table
In this Section:	The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table
> Maximum Contract Holder	describes the fees and expenses that you will pay at the time that you buy
Transaction Expenses	the contract, withdraw from the contract, or transfer cash value between
> Annual Maintenance Fee	investment options. State premium taxes may also be deducted.* See “The
> Maximum Separate	Income Phase” for fees that may apply after you begin receiving payments
Account Annual Expenses	under the contract.
> Total Annual Fund
Operating Expenses	Maximum Contract Holder Transaction Expenses
> Hypothetical Examples
> Fees Deducted by the	Early Withdrawal Charge (as a percentage of amount withdrawn)[1]
Funds	Applicable to Transfer Series contracts	6.0%
	Applicable to Flex Series contracts	8.0%
Also see the “Fees” section for:	2
	Partial Withdrawal Processing Fee	$25.00
> How, When and Why Fees	Transfer Charge[3]	$25.00
are Deducted	Loan Processing Fee[4]	$25.00
> Redemption Fees	Loan Interest Rate Spread (per annum)[5]	3.0%

> Reduction or Elimination	[1] The early withdrawal charge for the Transfer Series Contracts applies to each purchase
of Certain Fees	payment. The withdrawal charge is 6.0% in the account year a purchase payment is
> Premium and Other Taxes	received by the Company and the account year immediately following. It decreases to
0.0% beginning the sixth year after a purchase payment was received by the Company.
We may have used the	For the Flex Series Contracts, the withdrawal charge is based on account years. It
following terms in prior	decreases from 8.0% in the first three account years to 0.0% after the tenth account
prospectuses:	year. Under certain situations amounts may be withdrawn free of any withdrawal charge or the withdrawal charge may be reduced or waived. For more information on
Deferred Sales Charge - Early	the withdrawal charge See “Fees - Partial Withdrawal Processing Fee”.
Withdrawal Charge	[2] The Company does not currently impose a partial withdrawal processing fee but reserves the right to charge a fee not to exceed the lesser of 2.0% of the partial
Annual Contract Charge -	withdrawal amount or $25, including partial withdrawals made as part of a systematic
Annual Maintenance Fee	withdrawal program, see “Fees - Early Withdrawal Charge.” See also “Systematic
Withdrawals.”
Contract Year - Account Year	[3] The Company does not currently impose a charge for transfers between the subaccounts or to or from the fixed interest options. However, we reserve the right to
Administrative Charge -	assess a $25 charge on any transfer or to limit the number of transfers including
Administrative Expense Charge	transfers made under the dollar cost averaging program or the account rebalancing program.
[4] This is the maximum fee we would charge. We are not currently charging this fee. See
“Loans.”
[5] This is the difference between the rate applied and the rate credited on loans under your contract. Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum. For example, if the current credited interest rate is 6.0%, the amount of interest applied to the contract would be 3.5%; the 2.5% loan interest rate spread is retained by the Company. See
“Loans.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

	Annual Maintenance Fee[6]	$30.00

Maximum Separate Account Annual Expenses
(as a percentage of average account value)

	Mortality and Expense Risk Charge	1.25%
	Administrative Expense Charge	0.15%
	Total Separate Account Expenses	1.40%
6 We reserve the right to waive the annual maintenance fee under certain circumstances.
See “Fees - Annual Maintenance Fee.”

*State premium taxes (which currently range from 0.0% to 4.0% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”

PR0.100209 -09

6

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses					Minimum	Maximum
(expenses that are deducted from fund assets,
including management fees and other expenses)					0.10%	1.50%

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, contract fees, separate account annual expenses, the annual maintenance fee of $30 (converted to a percentage of assets equal to 0.190%), and fund fees and expenses.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5.0% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire				(B) If you do not withdraw your entire
	account value at the end of the				account value or if you select an
	applicable time period:				income phase payment option at the
end of the applicable time period:

				10		10
	1 Year	3 Years	5 Years	Years	1 Year 3 Years	5 Years Years

Applicable to Transfer
Series contracts	$851 $1,401		$1,799 $3,402		$312 $954	$1,621 $3,402

Applicable to Flex
Series contracts	$1,046 $1,621		$2,115 $3,402		$312 $954	$1,621 $3,402

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5.0% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire	(B) If you do not withdraw your entire
account value at the end of the	account value or if you select an
applicable time period:	income phase payment option at the
end of the applicable time period:

10	10
1 Year	3 Years 5 Years	Years	1 Year	3 Years	5 Years	Years

Applicable to Transfer
Series contracts	$710 $978	$1,094 $1,998	$172 $533	$918 $1,998

Applicable to Flex
Series contracts	$916 $1,227	$1,447 $1,998	$172 533$	$918 $1,998

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

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The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another.

For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

Condensed Financial Information

Understanding Condensed Financial Information. In Appendix III of this prospectus we provide condensed financial information about Separate Account N subaccounts you may invest in through the contracts. The tables show the year-end unit values of each subaccount for the past ten years. For subaccounts that were not available ten years ago, we give a history from the time purchase payments were first received in the subaccounts under the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account N and financial statements and the related notes to financial statements for ReliaStar Life Insurance Company are located in the Statement of
Additional Information.

Separate Account N

We established Separate Account N (the separate account) on October 1, 2002 under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of
1940, as amended (the 1940 Act). It also meets the definition of “separate account” under the federal securities laws.
Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance
Company, which was created in 1994 under Washington law. In connection with the merger of Northern Life
Insurance Company and ReliaStar Life Insurance Company, the separate account was transferred to ReliaStar Life
Insurance Company.

The separate account is divided into subaccounts. Each subaccount invests directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the ReliaStar Life Insurance
Company. All obligations arising under the contract are obligations of the ReliaStar Life Insurance Company.

We may, if it is in the best interest of our contract holders:

>	Manage the separate account as a management investment company under the 1940 Act;
>	Deregister the separate account under the 1940 Act, if registration is no longer required;
>	Combine the separate accounts of the Company; or
>	Reallocate assets of the separate account to another separate account.

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The Company

ReliaStar Life Insurance Company (the Company) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of
Minnesota. We are an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management.

We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and all states, except New York.

Our Home Office:	Our Administrative Service Center:

20 Washington Avenue South	ING Service Center
Minneapolis, Minnesota 55401	P.O. Box 5050
Minot, North Dakota 58702-5050

Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company (“Northern”), a wholly owned subsidiary of the Company. On October 1, 2002, Northern merged into the Company, and the Company assumed responsibilities for Northern’s obligations under the contracts.

We are a charter member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to
IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

Regulatory Developments - the Company and the Industry. As with many financial services companies, the
Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-
regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S.
affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

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The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission (“SEC”)
pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to the Company or certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Tax Code. (See “Taxation” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual income phase dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration.
Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Investment Options

The Transfer Series and Flex Series contracts each offer variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account
N, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

>	Mutual Fund (fund) Descriptions: We provide brief descriptions of the funds in Appendix II. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our
Administrative Service Center at the address and phone number listed in “Contract Overview - Questions:
Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch.

Fixed Interest Options. For a description of the fixed interest options, see Appendix I.
Selecting Investment Options

• Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
• Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
• Be informed. Read this prospectus, the fund prospectuses and Appendix I.

Limits on Availability of Options. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. See “Other Topics - Contract Modifications - Addition,
Deletion or Substitution of Fund Shares.” We may also discontinue the availability of fixed interest options for new purchase payments and/or transfers. Some subaccounts or fixed interest options may not be available in all contracts or in some states. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced.

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Limits on How Many Investment Options You May Select. Generally you may select no more than 18 investment options at any one time during the accumulation phase of your account. Each subaccount and each fixed account selected counts towards the 18 investment option limit.

Reinvestment. The funds described in this prospectus have, as a policy, the distribution of income, dividends and capital gains. There is, however, an automatic reinvestment of such distributions under the contracts described in this prospectus.

Additional Risks of Investing in the Funds

Insurance-Dedicated Funds. (Mixed and Shared Funding) The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the
Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared”
funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

>	Mixed - bought for annuities and life insurance
>	Shared - bought by more than one company

Possible Conflicts of Interest. It is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Separate Account N from participation in the funds that are involved in the conflict.

Transfers Among Investment Options

During the accumulation phase you may transfer amounts among the available subaccounts, and from the subaccounts to either Fixed Account A or Fixed Account B. Amounts may be transferred from Fixed Account C to one or more subaccounts only, and requires participation in the dollar cost averaging program. Transfers from Fixed
Account C to Fixed Account A and Fixed Account B are not allowed. Transfers from Fixed Account A, Fixed
Account B, or the subaccounts to Fixed Account C are not allowed.

We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 per transfer for any transfer and to limit the number of transfers.

Transfer Requests. Requests may be made in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

· Increased trading and transaction costs;
· Forced and unplanned portfolio turnover;
· Lost opportunity costs; and
· Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

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This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Section 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

· Meets or exceeds our current definition of Excessive Trading, as defined below; or
· Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define “Excessive Trading” as:

· More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
· Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

· Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
· Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
· Purchases and sales of fund shares in the amount of $5,000 or less;
· Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
· Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading
Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via

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regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

Except as noted below with respect to Paul M. Prusky, we do not allow exceptions to our Excessive Trading Policy.
We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

From late 2003 to 2008, we were engaged in litigation with Paul M. Prusky (“Prusky”), and others, regarding a 1998 agreement between Prusky and the Company. Under the agreement, Prusky, through a profit-sharing plan, engaged in frequent electronic trading between subaccounts available through certain Company variable life insurance policies (“market timing”). Beginning in late 2003, the Company refused to accept electronic trading instructions from Prusky because of violations of our excessive trading policy.

On January 5, 2007, the United States District Court for the Eastern District of Pennsylvania (the “Federal Court”)
ordered the Company to accept and effect Prusky’s subaccount transfer instructions electronically “without limitation as to the number of transfer instructions so long as those transfers are not explicitly barred by a specific condition imposed by the fund in which the subaccount is invested.” (Order Granting in Part Summary Judgment,
Paul M. Prusky, et.al v. ReliaStar Life Insurance Company, Civil Action No. 03-6196, Jan. 5, 2007, and Order
Denying Defendant’s Motion for Clarification, dated January 12, 2007 (“Order”)). In light of the Order, we must accept and effect Prusky’s electronic transfer instructions.

When issuing the Order, the Federal Court did state that we could enforce conditions on trading imposed by the funds in which Company subaccounts invest. (Memorandum Accompanying the Order, at pp.9-10.) We will enforce all fund-imposed conditions on trading consistent with the Order and the judgment of the Federal Court in a related matter.

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Prusky’s Company policies include subaccounts that invest in the following funds, which are available through this contract as of May 1, 2009. The prospectus for each fund describes restrictions imposed by the fund to prevent or minimize frequent trading.

American Funds – Growth Fund	ING Limited Maturity Bond Portfolio
American Funds – Growth-Income Fund	ING Liquid Assets Portfolio
American Funds – International Fund	ING Marsico Growth Portfolio
Fidelity® VIP Contrafund® Portfolio	ING Marsico International Opportunities Portfolio
Fidelity® VIP Equity-Income Portfolio	ING MFS Total Return Portfolio
ING AllianceBernstein Mid Cap Growth Portfolio	ING Neuberger Berman Partners Portfolio
ING Artio Foreign Portfolio	ING Oppenheimer Global Portfolio
ING Balanced Portfolio, Inc.*	ING Pioneer Fund Portfolio
ING Baron Small Cap Growth Portfolio	ING Pioneer High Yield Portfolio
ING BlackRock Large Cap Growth Portfolio	ING Pioneer Mid Cap Value Portfolio
ING Clarion Global Real Estate Portfolio	ING SmallCap Opportunities Portfolio
ING FMRSM Diversified Mid Cap Portfolio	ING Stock Index Portfolio
ING Global Resources Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING Growth and Income Portfolio	ING T. Rowe Price Diversified Mid Cap Growth
ING Growth and Income Portfolio II	Portfolio
ING Index Plus International Equity Portfolio	ING T. Rowe Price Equity Income Portfolio
ING Index Plus LargeCap Portfolio	ING UBS U.S. Large Cap Equity Portfolio
ING Index Plus MidCap Portfolio	ING Van Kampen Capital Growth Portfolio
ING Index Plus SmallCap Portfolio	ING Van Kampen Comstock Portfolio
ING Intermediate Bond Portfolio	ING Van Kampen Equity and Income Portfolio
ING JPMorgan Emerging Markets Equity Portfolio	ING Van Kampen Growth and Income Portfolio
ING JP Morgan Mid Cap Value Portfolio	Neuberger Berman AMT Socially Responsive Portfolio®
ING JPMorgan Small Cap Core Equity Portfolio

*ING Balanced Portfolio, Inc. is closed to any new investments (including loan repayments) or transfers.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated
policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or contract value to the fund or all funds within the fund family.

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Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our
Administrative Service Center or, if you are participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. Telephone transactions may be available when you complete a telephone reallocation form and a personal identification number (PIN) has been assigned. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These may include recording calls on voice recording equipment, requiring completion of a “telephone reallocation” form, written confirmation of telephone instructions and use of a PIN to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.

Currently under this program you may elect one of the following transfer options:

Option One:

> You may direct us to automatically transfer a fixed dollar amount or a specified percentage from the subaccounts, Fixed Account A, or Fixed Account C, to any of the other subaccounts or to Fixed Account A or
Fixed Account B. However, transfers from Fixed Account C to Fixed Account A or Fixed Account B are not
allowed. Also, no transfers to Fixed Account C are allowed from any subaccount or any other fixed option.
> Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis only.

Option Two:

> You may direct us to automatically transfer the interest earned on amounts invested in Fixed Account B to any one or more of the subaccounts.
> Only automatic transfers of 100% of interest earned are allowed. We will only transfer interest that is earned after you have elected this option. Reallocations may be made on a monthly, quarterly, semi-annual or annual basis.
> To elect transfers of this type, your account value must be at least $10,000 and the Fixed Account B account value must be at least $5,000. We reserve the right to discontinue these transfers when the Fixed Account B account value becomes less than $5,000.
> Transfers from Fixed Account B to the subaccounts or to Fixed Account A are allowed subject to certain conditions. See Appendix I.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. To obtain an application form or for additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview - Questions:
Contacting the Company.”

We reserve the right to discontinue, modify or suspend the dollar cost averaging program and to charge a processing fee not to exceed $25 for each transfer made under this program.

The Automatic Reallocation Program (Account Rebalancing). Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected by reallocating account values from the subaccounts that have increased in value to those subaccounts that have declined in value or increased in value at a slower rate. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value on each quarterly anniversary of the date we established your account (or any other date as we allow).
Account rebalancing neither ensures a profit nor guarantees against loss in a declining market.

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There is currently no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You are eligible to participate in this program if your account value is at least $10,000. To apply, you must complete an application you may obtain by writing to us at the address listed in “Contract Overview - Questions: Contacting the Company.” You
must choose the applicable subaccounts and the percentage of account value to be maintained on a quarterly basis in each subaccount. All values in a selected subaccount will be available for rebalancing.

You may instruct us at any time to terminate this program by written request to us at the address listed in “Contract
Overview – Questions: Contacting the Company.” Any value in a subaccount that has not been reallocated will remain in that subaccount regardless of the percentage allocation, unless you instruct us otherwise. If you wish to continue the reallocations after they have been terminated, you must complete an application and have at least
$10,000 of account value.

We reserve the right to discontinue, modify or suspend the account rebalancing program and to charge a processing fee not to exceed $25 for each reallocation between the subaccounts or to or from the unloaned account value of
Fixed Account A. The account value in Fixed Account C is not eligible for participation in this program.

Transfers from the Fixed Accounts. For information on transfers from the Fixed Accounts, see Appendix I and your contract.

Purchase and Rights
Valuation Date: Any day that the	Use of an Annuity Contract in your Plan. Under the federal tax laws,
New York Stock Exchange is	earnings on amounts held in annuity contracts are generally not taxed until
open for trading.	they are withdrawn. However, in the case of a qualified retirement account
(such as a 401, 403(b), 408, 408A or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

How to Purchase

This contract is no longer available for new sales. Deposits may continue to be paid to existing contracts.

Your Rights Under the Contract

The contract holder generally has all contract rights and may make all elections under the contract. However, under 403(b) plans, pursuant to
Treasury Department regulations that were generally effective on January 1,
2009, the exercise of certain of these rights may require the consent and approval of your employer and/or plan sponsor or its delegate. See “Taxation –
Section 403(b) Tax-Deferred Annuities.”

Purchase Payment Methods

For contracts issued in connection with qualified plans, the following purchase payment methods are allowed:
> Lump-sum;
> Periodic payments; or
> Transfer or rollover as permitted by the Tax Code. Currently, the contracts do not allow rollovers from a 401(a), 401(k) or 403(b) plan, or an IRA, into contracts used with 457(b) plans.

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For nonqualified contracts, the following purchase payment methods are allowed:

> Lump-sum;
> Periodic payments; or
> Transfer under Tax Code section 1035.

Under the Transfer Series contract, the minimum subsequent purchase payment may not be less than $5,000. The minimum and subsequent purchase payments under a Flex Series contract may not be less than $200 annually. The minimum payment to Fixed Account C is $5,000. We reserve the right to reject any purchase payment to an existing account if the purchase payment, together with the account value at the next valuation date, exceeds $1,000,000.
Any purchase payment not accepted by the Company will be refunded.

Any reduction of the minimum subsequent purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. The following information was applicable when the contracts in this prospectus were available for sale. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, we will notify you of the reasons and the application and any purchase payments will be returned to you.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there are limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the
“Investment Options” section.

Factors to Consider in the Purchase Decision. The decision to purchase or participate in a contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

1.	Long-Term Investment - These contracts are long-term investments, and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grow with the amount of time funds are left in a contract. You should not participate in a contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.
2.	Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in a contract in order to invest in these options if you cannot risk getting back less money than you put in.
3.	Features and Fees - The fees for these contracts reflect costs associated with the features and benefits they provide. As you consider a contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
4.	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If a contract will be a replacement for another annuity contract you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under these contract. You should consider whether these additional benefits justify incurring a new schedule or early withdrawal charges or any other increased charges that might apply under these contracts. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

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Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

Right to Cancel

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Administrative Service Center or to your sales representative along with a written notice of cancellation.

Refunds. We will issue you a refund within seven calendar days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, where a refund of contribution is not required, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires, we will refund all purchase payments made.

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Fees
The following repeats and adds to information provided in the “Fee Table”		Types of Fees
section. Please review both sections for information on fees.
		The following types of fees or
		deductions may affect your
MAXIMUM TRANSACTION FEES		account:

Early Withdrawal Charge		MAXIMUM TRANSACTION
Withdrawals of all or a portion of your account value may be subject to a		FEES
charge.		> Early Withdrawal Charge
		> Annual Maintenance Fee
Amount. A percentage of the purchase payments (for Transfer Series		> Transfer Charge
contracts) or account value (for Flex Series contracts) that you withdraw. The		> Redemption Fees
percentage will be determined by the early withdrawal charge schedule that
applies to your account.		FEES DEDUCTED FROM
		INVESTMENTS IN THE
Transfer Series Contracts		SEPARATE ACCOUNT
	Early
Account Year of Withdrawal	Withdrawal Charge (as	> Mortality and Expense Risk
Minus Account Year of	Percentage of Purchase	Charges
Purchase Payment	Payments)	> Administrative Expense
Less than 1	6.0%	Charge
1 or more but less than 2	6.0%
2 or more but less than 3	5.0%	FUND FEES AND EXPENSES
3 or more but less than 4	5.0%	PREMIUM AND OTHER
4 or more but less than 5	4.0%	TAXES
5 or more but less than 6	2.0%
6 or more	0.0%	Account Year/Account
		Anniversary: A period of 12
Flex Series Contracts		months measured from the date
		we established your account and
	Early	each anniversary of this date.
Account Year of Withdrawal	Withdrawal Charge (as	Account anniversaries are
	Percentage of Account Value)	measured from this date.
1	8.0%
2	8.0%
3	8.0%
4	7.0%
5	6.0%
6	5.0%
7	4.0%
8	3.0%
9	2.0%
10	1.0%
11 or more	0.0%

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contracts. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, and the administrative charge, to make up the difference.

First In, First Out. For Transfer Series Contracts, the early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

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For example, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 5.0% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Flex Series Contracts. If a full or partial withdrawal is taken from a Flex Series contract before the eleventh completed account year, an early withdrawal charge may apply. The early withdrawal charge may be determined by multiplying the account value subject to the charge by the applicable early withdrawal percentage noted above.

Free Withdrawals. During any 12-month period you may withdraw a portion of your account value without an early withdrawal charge. The 12-month period begins with your first withdrawal. For the first withdrawal, the amount available without an early withdrawal charge will be determined on the date of the requested withdrawal and will be the greater of:

> 10% of the account value less any outstanding loan balance; or
> For Transfer Series contracts, the purchase payment remaining which are no longer subject to an early withdrawal charge, and for Flex Series contracts, the account value no longer subject to an early withdrawal charge.

If the first withdrawal equals the free withdrawal amount, other withdrawals during the 12-month period will be subject to an early withdrawal charge. If the first withdrawal exceeds the free withdrawal amount, the excess, as well as any other withdrawals requested during the 12-month period, will be subject to an early withdrawal charge.

If the first withdrawal is less than the free withdrawal amount, the unused portion may be applied against three additional withdrawals requested during the 12-month period.

The unused portion of the free withdrawal amount is computed by us on the date of any withdrawal request made after the first withdrawal in the 12-month period and will be based on:

10% x [(Greater of A or B) - C] - D

Where:

A = Account value on the date of the first withdrawal in the 12-month period;
B = Account value on the date of the withdrawal request;
C = Outstanding loan balance on the date of the withdrawal request; and
D = Any prior withdrawals made during the same 12-month period.

Early Withdrawal Charge Waivers Under All Contracts. These waivers apply to all contracts, unless otherwise specified. Please also read the following subsection regarding additional waivers available under certain contracts.

This charge is waived for portions of a withdrawal that are:

> Used to provide income phase payments to you;
> Paid due to the owner or annuitant’s death during the accumulation phase or, in the case of a nonqualified contract, the annuitant’s death during the accumulation phase; or
> Paid upon termination of your account by us. See “Other Topics - Involuntary Terminations.”

Early Withdrawal Charge Waivers Under Certain Contracts. These waivers only apply to certain contracts.
You should refer to your contract to determine which waivers apply to you.

The charge is waived for portions of a withdrawal from a 403(b) contract that are:

> Applied to a contract offered by another approved provider under your plan;
> Withdrawn due to separation from service from your employer; or
> Withdrawn due to a hardship as defined by the Tax Code.

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Partial Withdrawal Processing Fee. We do not currently charge a partial withdrawal processing fee, but we reserve the right to charge a fee not to exceed the lesser of 2.0% of the amount withdrawn or $25.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal.

Purpose. This fee reimburses us for our administrative expenses related to the contracts, the separate account and the subaccounts.

Waiver. We reserve the right to waive the annual maintenance fee under certain circumstances. For example, we may waive the charge if the account value exceeds $25,000 on the date this fee is to be deducted. For contracts issued as funding vehicles for Tax Code section 403(b) plans, early withdrawal charges may be waived under certain circumstances. However, we reserve the right to reinstate the fee on contracts qualifying for any waiver.
We currently provide a reduced early withdrawal charge for purchasers of contracts issued as tax deferred annuities for Tax Code section 403(b) plans to employees of certain school districts which, in our judgment, have provided cost reduction benefits to us in the distribution of its contracts. For such purchasers, the early withdrawal charge on
Flex Series contracts is reduced to 5.0% in each of the first five account years. The early withdrawal charge on
Transfer Series contracts is reduced to 5.0% in each of the first two account years following receipt of a purchase payment.

Transfer Charge

Amount. We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 per transfer for any transfer and to limit the number of transfers, including transfers made under the dollar cost averaging program and automatic reallocation program. We may also limit the number of transfers.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charges

Maximum Amount. The amount of these charges, on an annual basis, is equal to 1.25% of the daily value of amounts invested in the subaccounts.

When/How. We deduct these charges daily from the subaccounts corresponding to the funds you select. We do not deduct these charges from the fixed interest options.

Purpose. These charges compensate us for the mortality and expense risks we assume under the contract.

>	The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract and the funding of the guaranteed death benefit and other payments we make to owners or beneficiaries of the accounts.
>	The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

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If the amount we deduct for these charges is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from these charges.

Administrative Expense Charge

Maximum Amount. The amount of this charge, on an annual basis, is equal to 0.15% of the daily value of amounts invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options.

Purpose. This charge helps defray the cost of providing administrative services under the contracts and the subaccounts. There is not necessarily a relationship between the amount of the charge imposed on any given contract and the amount of expenses that may be attributable to that contract.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, the annual maintenance fee, the mortality and expense risk charge or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

>	The size and type of group to whom the contract is offered;
>	The type and frequency of administrative and sales services provided;
>	The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees; or
>	Any other circumstances which reduce distribution or administrative expenses.

The exact amount of contract charges applicable to a particular contract will be stated in that contract. The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.
The right to reduce or eliminate any of these fees may be subject to state approval.

FUND FEES AND EXPENSES

As shown in the fund prospectuses and described in the “Fees - Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund.
Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other Company affiliates, which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

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Types of Revenue Received from Affiliated Funds

Affiliated funds are: (a) funds managed by Directed Services LLC or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds may include:

• A share of the management fee deducted from fund assets;
• Service fees that are deducted from fund assets;
• For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
• Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:

• For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
• Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the Company or its affiliates in 2008, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1)	Fidelity Investments	5)	Franklin Templeton Investments
2)	American Funds	6)	Neuberger Berman, LLC
3)	Columbia Wanger Asset Management	7)	Pioneer Investments
4)	PIMCO Funds	8)	Lord Abbett Funds

Some of the fund families listed above may not have paid any such amounts in 2008. If the revenues received from affiliated funds were included in the table above, payments from Directed Services LLC and other Company affiliates would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

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Certain funds may be structured as “fund of funds” (including the ING Solution and Strategic Allocation portfolios).
These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities, because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds.
The funds that are structured as “fund of funds” are identified in the investment option list on the front of this prospectus.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See
“Contract Distribution.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0.0% to 4.0%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes from purchase payments as they are received, or from the account value immediately before you commence income phase payments, as permitted or required by applicable law.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See
“Taxation.”

Your Account Value

During the accumulation phase your account value at any given time equals:

>	The current dollar value of amounts invested in the subaccounts; plus
>	The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in
“accumulation units” of the Separate Account N subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charges and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day that the New York Stock Exchange (NYSE) is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

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Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation; minus
> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
> The total value of the subaccount’s units at the preceding valuation; minus
> A daily deduction for the mortality and expense risk charges, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $15,000 and you direct us to invest $10,000 in Fund A and $5,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the NYSE are $10 for
Subaccount A and $20 for Subaccount B. Your account is credited with 1,000 accumulation units of Subaccount A and 250 accumulation units of Subaccount B.

$15,000 Purchase Payment
	Step 1 ||		Step 1: You make an initial purchase payment of $15,000.
ReliaStar Life Insurance Company

	Step 2 ||		Step 2:
			A.	You direct us to invest $10,000 in Fund A. The purchase
Separate Account N				payment purchases 1,000 accumulation units of
Subaccount A ($10,000 divided by the current $10
AUV).
Subaccount A	Subaccount B	Etc.	B.	You direct us to invest $5,000 in Fund B. The purchase
1,000	250			payment purchases 250 accumulation units of
accumulation	accumulation			Subaccount B ($5,000 divided by the current $20 AUV).
units	units

|| Step 3	||
Step 3: The separate account purchases shares of the
Mutual Fund	Mutual Fund		applicable funds at the then current market value (net asset
A	B		value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

PR0.100209 -09

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Withdrawals
Taxes, Fees and Deductions	Subject to any applicable retirement plan or Tax Code restrictions (see
“Withdrawal Restrictions” below), you may withdraw all or a portion of your
Amounts withdrawn may be	withdrawal value at any time during the accumulation phase. No withdrawals
subject to one or more of the	are permitted from Fixed Account C. Contracts issued in connection with
following:	qualified retirement plans (other than IRAs or Roth IRAs) generally require
> Early Withdrawal Charge (see	that the plan sponsor or its delegate certify that you are eligible for the
“Fees - Early Withdrawal	distribution.
Charge”)	Steps for Making A Withdrawal

> Annual Maintenance Fee (see	> Select the withdrawal amount.
“Fees - Annual Maintenance	(1) Full Withdrawals: You will receive your withdrawal value, reduced by
Fee”)	any applicable tax, redemption fees, and maintenance fees.
(2) Partial Withdrawals: You may request withdrawal of either:
> Partial Withdrawal Processing	> A gross amount, in which case the applicable early withdrawal charge,
Fee (see “Fees - Partial	redemption fees, and taxes will be deducted from the gross amounts
Withdrawal Processing Fee”)	requested; or
> A specific amount after deduction of the applicable early withdrawal
> Redemption Fees (see “Fees -	charge, redemption fees, and taxes.
Redemption Fees”)	Requests for partial withdrawals are subject to the following conditions:
> Tax Penalty (see “Taxation”)	> The minimum amount of any partial withdrawal must be $1,000;
> The account value may not fall below the greater of $1,000 or any
> Tax Withholding (see	outstanding loan balance divided by 85%;
“Taxation”)	> We may charge a partial withdrawal processing fee of $25 or, if less, 2.0%
of the amount partially surrendered;
To determine which may apply to
you, refer to the appropriate	> Unless otherwise agreed to by us, we will withdraw dollars in the same
sections of this prospectus, contact	proportion as the values you hold in the investment options in which you
your sales representative or call us	have an account value; and
at the number listed in “Contract	> You must properly complete a disbursement form and deliver it to our
Overview - Questions: Contacting	Administrative Service Center.
the Company.”
Withdrawal Restrictions. Some plans may have other limits on withdrawals,
Withdrawal Value: Your account	other than or in addition to those listed below.
value less any outstanding loan	> Section 403(b)(11) of the Tax Code generally prohibits withdrawals under
balance and any applicable early	403(b) contracts prior to your death, disability, attainment of age 59½,
withdrawal charge.	severance from employment, or financial hardship of the following:
(1) Salary reduction contributions made after December 31, 1988; and
(2) Earnings on those contributions and earnings on amounts held before
1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship. Other withdrawals may be allowed as provided for under the Tax Code or regulations.
> Effective January 1, 2009, the new 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts.
See “Taxation of Qualified Contracts – Distributions.”
> Participants in the Texas Optional Retirement Program. You may not
receive any distribution before retirement, except upon becoming disabled as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General’s interpretation of Texas law.
> 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age
59½, severance from employment, or financial hardship. Income attributable to salary reduction contributions and credited on or after
January 1, 1989 may not be distributed in the case of hardship.

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Calculation of Your Withdrawal. We determine your account value every normal business day that the NYSE is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation date after we receive a request for withdrawal in good order at our
Administrative Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order. No interest will accrue on amounts represented by uncashed withdrawal checks.

Loans

Loans Available from Certain Qualified Contracts. If allowed by the contracts and the plan for which the contract is issued, a loan may be available from the account value prior to your election of an income phase payment option or the annuitant’s attainment of age 70½. Loans are only allowed from amounts allocated to subaccounts and certain fixed accounts. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices, or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if you have an outstanding loan in default. Loans are not available from nonqualified contracts, IRAs, or 457 contracts.

A loan may be requested by properly completing the loan request form and submitting it to our Administrative
Service Center. Read the terms of the loan agreement before submitting any request. Processing of loan repayments
(including pricing of such repayments) may be delayed for administrative reasons, including but not limited to submission of repayment without a proper loan coupon, or where the amount of a repayment differs from the amount printed on the loan coupon. Please contact us at the number or address listed in the “Contract Overview-
Questions: Contacting the Company” section for further information.

Charges. Loans are subject to any applicable early withdrawal charge. We reserve the right to charge a processing fee not to exceed $25. Interest will be charged on loaned amounts. The difference between the rate applied and the rate credited on loans under your contract is currently 2.5% (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0%.

Systematic Withdrawals
A systematic withdrawal is a series of automatic partial withdrawals from your	Features of a Systematic
account based on a payment method you select. You may elect to withdraw a	Withdrawal
specified dollar amount or a percentage of the account value on a monthly,
quarterly, semiannual or annual basis. The amount of each systematic	A systematic withdrawal allows
withdrawal must be at least $100.	you to receive regular payments
from your contract without
Systematic Withdrawal Availability. We reserve the right to modify or	moving into the income phase. By
remaining in the accumulation
discontinue offering systematic withdrawals. However, any such modification	phase, you retain certain rights and
or discontinuation will not affect any systematic withdrawals already in effect.	investment flexibility not available
We may add additional systematic withdrawal options from time to time.	during the income phase. Because
the account remains in the
Requesting a Systematic Withdrawal. To request systematic withdrawals	accumulation phase, all
and to assess terms and conditions that may apply, contact your sales	accumulation phase charges
representative at the number listed in “Contract Overview - Questions:	continue to apply.
Contacting the Company.”

Terminating Systematic Withdrawals. You may discontinue systematic withdrawals at any time by submitting a written request to our Administrative
Service Center.

Charges. Systematic withdrawals are subject to early withdrawal charges. Although we currently do not impose a processing fee, we reserve the right to charge a processing fee not to exceed the lesser of 2.0% of each systematic withdrawal payment or $25.

Taxation. Systematic withdrawals and revocations of elections may have tax consequences. Amounts withdrawn may be included in your gross income in the year in which the withdrawal occurs, and withdrawals prior to your reaching age 59½ may also be subject to a 10% federal tax penalty. See “Taxation.”

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Death Benefit
This section provides information	During the Accumulation Phase
about the death benefit during the
accumulation phase. For death	When is a Death Benefit Payable? During the accumulation phase a death
benefit information applicable to	benefit is payable when the contract holder or, in certain circumstances,
the income phase, see “The	annuitant dies.
Income Phase.”	Who Receives Death Benefit Proceeds? If you would like certain individuals
Terms to Understand	or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries and/or contingent beneficiaries. Unless you
Account Year/Account	have instructed us otherwise, if more than one beneficiary has been named, the
Anniversary: A period of 12	payment will be paid in equal shares. If you die and no beneficiary or
months measured from the date	contingent beneficiary exists, or if the beneficiary or contingent beneficiary is
we established your account and	not living on the date payment is due, the death benefit will be paid in a lump
each anniversary of this date.	sum to your estate.
Account anniversaries are
measured from this date.	Designating Your Beneficiary. You may designate a beneficiary on your application and may change the designated beneficiary at any time before
Annuitant(s): The person(s) on	income phase payments begin by sending us a written request. Upon our
whose life (lives) or life	receipt of your written request in good order (see “Contract Overview -
expectancy(ies) the income phase	Questions: Contacting the Company”), we will process the change effective
payments are based.	the date it was signed. Any change in beneficiary will not affect any payments
Beneficiary(ies): The person(s) or	made or affect any actions taken by us before the request was received. We are
entity(ies) entitled to receive death	not responsible for the validity of any beneficiary change.
benefit proceeds under the	Death Benefit Amount
contract.
We will calculate the value of any death benefit at the next valuation after we
Claim Date: The date proof of	receive proof of death and a request for payment. Such value will be reduced
death and the beneficiary’s right to	by any payments made after the date of death. The amount payable will be
receive the death benefit are	determined as follows:
received in good order at our
Administrative Service Center.	(1) If the annuitant dies before the first day of the month after your 80th
Please contact our Administrative	birthday, the death benefit will be the greatest of:
Service Center to learn what
information is required for a	(a) The account value on the claim date less any outstanding loan
request for payment of the death	balance;

benefit to be in good order.	(b) The sum of all purchase payments, adjusted for any amounts
Generally, a request is considered	deducted from your account (including withdrawals, payments made
to be in “good order” when it is	under an income phase payment plan, loans and fees and expenses);
signed, dated and made with such	or
clarity and completeness that we
are not required to exercise any	(c) The account value on the sixth account anniversary immediately
discretion in carrying it out.	preceding your death (i.e., the account value on the latest of the 6th ,
12th , 18th , etc. account anniversary) adjusted for purchase payments
Contingent Beneficiary: The	made and for amounts deducted (including withdrawals, payments
person(s) or entity(ies) designated	made under an income phase payment plan, loans and fees and
to receive death benefit proceeds	expenses) since that anniversary.
under the contract if no
beneficiary is alive when the death	(2) If the annuitant dies after the first day of the month after his or her 80th
benefit is due.	birthday, the death benefit will be the account value less any outstanding loan balance.

(3) If the contract holder dies, the death benefit will equal the account value less any outstanding loan balance, early withdrawal charge and annual maintenance fee as of the claim date.

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Payment of the Death Benefit Before Income Phase Payments Begin

The beneficiary may choose one of the following three methods of payment:

(1) Receive a lump-sum payment equal to all or a portion of the account value; or

(2) Apply some or all of the account value to any of the income phase payment options (in no event may payments to a beneficiary extend beyond the beneficiary’s life expectancy or any period certain greater than the beneficiary’s life expectancy); or

(3) Any other distribution method acceptable to us.

Until a death benefit payment request is in good order and payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “Taxation of Qualified
Contracts - Required Distribution Upon Death.” In general, the death benefit must be applied to either an income phase payment option within one year of the contract holder’s or annuitant’s death or the entire account value must be distributed within five years of the contract holder’s or annuitant’s date of death. For nonqualified contracts, an exception to this provision applies if the designated beneficiary is the surviving spouse, in which case the beneficiary may continue the contract as the successor contract holder and generally may exercise all rights under the contract.

Requests for payment of the death benefit in a lump-sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment. Requests for continuing income phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the
Tax Code or the death benefit will be paid in a lump-sum and the contract will be canceled.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract, and the
Company seeks to earn a profit on these accounts.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the timeframe required by the Tax Code. See
“Taxation.”

The Income Phase
During the income phase you stop contributing dollars to your account and	We may have used the following
start receiving payments from your accumulated account value.	terms in prior prospectuses:

Initiating Payments. To start receiving income phase payments, you must	Annuity Provisions-Income
notify us in writing of all of the following:	Phase
Annuity Payout Selection-
> Payment start date;	Income Phase Payment Option
> Income phase payment option (see the income phase payment options	Annuity Payout-Income Phase
table in this section); and	Payment
> Choice of fixed, variable or a combination of both fixed and variable payments.

Your account will continue in the accumulation phase until you properly initiate income phase payments. If you have not selected an income phase payment option before the payment start date, we will apply the fixed account values to provide fixed annuity payments and the subaccount values to provide variable annuity payments, both in the form of a Life Income with Payments Guaranteed for 10 years (120 months) to be automatically effective. You may change the income phase payment option by notifying us in writing before the payment start date. Once an income phase payment option is selected, it may not be changed.

What Affects Payment Amounts. Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected and whether you select fixed, variable or a combination of both fixed and variable payments.

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Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. The subaccounts available during the income phase may be limited, and may not include all subaccounts available during the accumulation phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For more information about how variable income phase payments are determined, call us for a copy of the Statement of Additional Information. See “Contract Overview - Questions: Contacting the Company.”

Transfers. After income phase payments begin, you may transfer between subaccounts once per year.

Assumed Net Investment Rate. If you elect variable payments, the assumed net investment rate is 3.0%. If the investment performance of the subaccounts you selected exceeds 3.0%, your income phase payments will increase.
Conversely, if the investment performance of the subaccounts you selected is less than 3.0%, your income phase payments will decrease.

Minimum Payment Amounts. The income phase payment option you select must result in monthly payments of at least $100. We reserve the right to change the frequency of income phase payments to intervals that will result in payments of at least $100.

If the account value less any outstanding loan balance at the payment start date is less than $5,000, you will receive one lump-sum payment and the contract will be cancelled.

Restrictions on Start Dates and the Duration of Payments. Unless otherwise agreed to by us, the start date must be the first business day of any calendar month. The earliest start date is the first business day of the first month after issue. If the start date you selected does not occur on a valuation date at least 60 days after issue, we reserve the right to adjust the start date to the first valuation date after the start date you selected that is at least 60 days after issue. If you do not select a start date, the start date will be the annuitant’s 85th birthday. The latest start date is the annuitant’s 99th birthday. If income phase payments start when the annuitant is at an advanced age, such as over 95, it is possible that the contract will not be considered an annuity for federal tax purposes. You may change the start date by notifying us in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;
(b)	The joint lives of the annuitant and beneficiary;
(c)	A guaranteed period greater than the annuitant’s life expectancy; or
(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

See “Taxation” for further discussion of rules relating to income phase payments.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables on the following page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.15% annually from amounts held in the subaccounts. We are currently deducting this charge.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next valuation date after we receive proof of death acceptable to us and the request for the payment in good order at our Administrative Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

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Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract, and the
Company seeks to earn a profit on these accounts.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Amounts applied to income phase payments are treated as a withdrawal from the contract, and we reserve the right to deduct any premium taxes not already paid under the contract. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or a different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer other income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options

Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.

Life Income with	Length of Payments: For as long as the annuitant lives, with payments guaranteed for 10
Payments	years (120 months).
Guaranteed for	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all
10 Years*	the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Life Income-Two	Length of Payments: For as long as either annuitant lives. It is possible that only one
Lives	payment will be made if both annuitants die before the second payment’s due date.
Death Benefit-None: All payments end upon the death of both annuitants.
*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

Contract Distribution

General

Our affiliate, ING Financial Advisers, LLC, serves as the principal underwriter for the contract. ING Financial
Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial
Advisers, LLC is also a member of the Financial Industry Regulatory Authority (“FINRA”) and the Securities
Investor Protection Corporation (“SIPC”). ING Financial Advisers, LLC’s principal office is located at One Orange
Way, Windsor Connecticut 06095-4774.

Prior to January 1, 2004, the contracts were distributed by Washington Square Securities, Inc. (“WSSI”), a
Minnesota corporation and an affiliate of the Company.

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The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or of other broker-dealers that have entered into selling arrangements with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contract as “distributors.” All registered representatives selling the contract must be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.	ING Financial Partners, Inc.
Directed Services LLC	ING Funds Distributor, LLC
Financial Network Investment Corporation	ING Investment Advisors, LLC
Guaranty Brokerage Services, Inc.	ING Investment Management Services LLC
ING America Equities, Inc.	Multi-Financial Securities Corporation
ING DIRECT Funds Limited	PrimeVest Financial Services, Inc.
ING Financial Advisers, LLC	ShareBuilder Securities Corporation
ING Financial Markets LLC	Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment ranges from 0% to a maximum of
6.5% of payments to a contract. Asset-based compensation of up to 1% may also be paid.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Commissions and annual payments, when combined, could exceed 6.5% of total premium payments. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum 6.5% commission rate noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

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In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

• Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

• Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

• Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

• Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

• Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

• Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2008, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1)	ING Financial Partners, Inc.	14)	GWN Securities, Inc.
2)	Lincoln Investment Planning, Inc.	15)	Multi-Financial Securities Corporation
3)	PlanMember Securities Corporation	16)	Sammons Securities Company, LLC
4)	Great American Advisors, Inc.	17)	National Planning Corporation
5)	GLP Investment Services, LLC	18)	Mutual Service Corporation
6)	LPL Financial Corporation	19)	T. S. Phillips Investments, Inc.
7)	Veritrust® Financial, L.L.C.	20)	Princor Financial services Corporation
8)	Legend Equities Corporation	21)	Raymond James and Associates, Inc.
9)	Royal Alliance Associates, Inc.	22)	Securities America, Inc.
10)	SagePoint Financial, Inc.	23)	Raymond James Financial Services, Inc.
11)	Brecek & Young Advisors, Inc.	24)	Centaurus Financial, Inc.
12)	Woodbury Financial Services, Inc.	25)	Signator Investors, Inc.
13)	Lincoln Financial Advisors Corp.

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be fifth on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

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Third Party Compensation Arrangements

>	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.
>	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.
>	At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

Taxation
In this Section		I. Introduction

I.	Introduction	This section discusses our understanding of current federal income tax laws
II.	Taxation of Nonqualified	affecting the contracts. Federal income tax treatment of the contracts is
	Contracts	complex and sometimes uncertain. You should keep the following in mind when reading it:
III. Taxation of Qualified
	Contracts	> Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under
IV. Tax Consequences of		the contracts;
Enhanced Death Benefits

V.	Possible Changes in	> Tax laws change. It is possible that a change in the future could affect
	Taxation	contracts issued in the past;

VI. Taxation of the Company		> This section addresses some, but not all, applicable federal income tax
When consulting a tax adviser, be		rules and does not discuss federal estate and gift tax implications, state
certain that he or she has expertise		and local taxes or any other tax provisions; and
in the Tax Code sections
applicable to your tax concerns.		> We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements.

For more comprehensive information contact the Internal Revenue Service
(IRS).

Types of Contracts: Nonqualified or Qualified
The contracts may be purchased on a non-tax-qualified basis (nonqualified contracts) or on a tax-qualified basis
(qualified contracts). Nonqualified contracts are purchased with after-tax contributions and are not related to retirement plans or programs that receive special income tax treatment under the Tax Code.

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under Tax Code sections 403(b), 408, 408A, or 457(b). We may also, at our discretion, issue nonqualified contracts for use with retirement arrangements under Tax Code section 401.

II. Taxation of Nonqualified Contracts

Contributions
You may not deduct the amount of your contributions to a nonqualified contract.

Taxation of Gains Prior to Distribution
Tax Code section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until income

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phase payments begin. This assumes that the contracts will qualify as annuity contracts for federal income tax purposes. In order to be eligible to receive deferral of taxation, the requirements listed below must be satisfied.

Investor Control. Although earnings under the contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.
Future guidance regarding the extent to which contract owners can direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contracts as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax
Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Nonqualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in your account value over the
“investment in the contract” (generally, the premiums or other contributions you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax. When the contract owner is not a natural person, a change in annuitant is treated as the death of the contract owner.

Delayed Income Phase Start Date. If the contract’s income phase start date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g. age 95) it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary in order to do so.

Taxation of Distributions
General. When a withdrawal from a nonqualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any early withdrawal charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a full withdrawal from a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract.

10% Penalty. A 10% penalty tax applies to the taxable portion of a distribution from a nonqualified deferred annuity contract unless certain exceptions apply, including one or more of the following:

a)	You have attained age 59½;
b)	You have become disabled as defined in the Tax Code;
c)	You (or the annuitant if the contract owner is a non-natural person) have died;
d)	The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
e)	The distribution is allocable to investment in the contract before August 14, 1982.

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The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax adviser regarding procedures for making 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, any distributions other than income phase payments will be treated, for tax purposes, as coming:

• First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;
• Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
• Then, from any remaining “income on the contract”; and
• Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments
(annuitizations) from either the original contract or the new contract during the 12 month period following the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty. A taxable event may be avoided if requirements identified as a qualifying event are satisfied. We are not responsible for the manner in which any other insurance company, for tax-reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 12 months with your tax adviser prior to proceeding with the transaction.

Taxation of Income Phase Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each income phase payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an income phase payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of income phase payments, as determined when income phase payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent income phase payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as income phase payments. Please consult your tax adviser before electing partial annuitization.

Death Benefits. Amounts may be distributed from the contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, such amounts are taxed in the same manner as a full withdrawal of the contract, or (ii) if distributed under a payment option, such amounts are taxed in the same way as income phase payments. Special rules may apply to amounts distributed after a beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:

> After you begin receiving income phase payments under the contract; or
> Before you begin receiving such distributions.
If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.
If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2009, your entire balance must be distributed by August 31, 2014. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

> Over the life of the designated beneficiary; or
> Over a period not extending beyond the life expectancy of the designated beneficiary.

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If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract owner.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignment and Other Transfers. A transfer, pledge, or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (i) that is purchased with a single premium, (ii) with income phase payments starting within one year of the date of purchase, and (iii) that provides a series of substantially equal periodic payments made annually or more frequently. While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all deferred nonqualified annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury
Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of income phase payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section
1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

III. Taxation of Qualified Contracts

General
The contracts are primarily designed for use with Tax Code section 403(b) and 457(b) plans, and as IRAs under Tax
Code sections 408 and 408A (qualified contracts). They may also be issued as nonqualified contracts for use with
Tax Code section 401(a) or 401(k) plans. (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself.
The ultimate effect of federal income taxes on the amounts held under a contract, or on income phase payments, depends on the type of retirement plan or program, the tax and employment status of the individual concerned, and on your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits, distributions before age 59½
(subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that are not incorporated into our contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract owners, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

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Generally, contract owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) Tax-Deferred Annuities. The contracts are available as Tax Code section 403(b) tax-deferred annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

In July 2007, the Treasury Department issued final regulations that were generally effective January 1, 2009. The final regulations include: (a) a written plan requirement; (b) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (c) the replacement of IRS Revenue Ruling 90-24 with new exchange rules effective September 25, 2007 and requiring information sharing between the 403(b) plan sponsor and/or its delegate and the product provider as well as new plan-to-plan transfer rules (under these new exchange and transfer rules, the
403(b) plan sponsor can elect not to permit exchanges or transfers); and (d) new distribution rules for 403(b)(1)
annuities that impose withdrawal restrictions on non-salary reduction contribution amounts in addition to salary reduction contribution amounts, as well as other changes.

Section 401(a) and 401(k) Plans. Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek competent legal advice.

Section 457(b) Plans. Section 457(b) of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Employers may establish
Simplified Employee Pension (SEP) or Savings Incentive Match Plan for Employees (SIMPLE) plans to provide
IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

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The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from an eligible retirement plan, another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or
SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with your tax adviser in connection with contributions to a qualified contract.

401(a), 401(k), and 403(b) Plans. Total annual contributions by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $49,000 (as indexed for 2009). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under
Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $16,500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

Purchase payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable.

457(b) Plans. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of $16,500 or
100% of your includible compensation. Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 457, 401(k), Roth
401(k), 403(b), Roth 403(b), and 125 cafeteria plans.

The $16,500 limit is subject to an annual adjustment for cost-of-living increases.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), 403(b), or a 457(b) plan of governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a) $5,500; or
(b)	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with your tax adviser.

Distributions - General
Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

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401(a), 401(k), 403(b) and Governmental 457(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

>	The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
>	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
>	The distribution is a qualified health insurance premium of a required public safety officer as defined in the
Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

•	part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
•	a required minimum distribution under Tax Code section 401(a)(9);
•	a hardship withdrawal;
•	otherwise excludable from income; or
•	not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
401(a), 401(k), or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) unless certain exceptions, including one or more of the following, have occurred:

	a)	You have attained age 59½;
	b)	You have become disabled, as defined in the Tax Code;
	c)	You have died and the distribution is to your beneficiary;
	d)	You have separated from service with the sponsor at or after age 55;
	e)	The distribution amount is rolled over into another eligible retirement plan or to an IRA or Roth IRA in accordance with the terms of the Tax Code;
	f)	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
	g)	The distribution is made due to an IRS levy upon your plan;
	h)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO);
or
	i)	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

401(k) Plans. Subject to the terms of your 401(k) plan, distributions from you 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon your retirement, death, attainment of age 59½, disability, severance from employment, financial hardship, or termination of the plan, in some instances.
Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship, or under other exceptions as provided for by the Tax Code or regulations. See “Withdrawals – Withdrawal Restrictions.” Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participants established on or after that date, the new 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457(b) Plans. All distributions from a 457(b) plan are taxed when paid or made available to you. Under a
457(b) plan amounts may not be made available to you earlier than (1) the calendar year you attain age 70½; (2)
when you experience a severance from employment with your employer; or (3) when you experience an

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unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

> The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the
Tax Code; or
> You made after-tax contributions to the plan. In this case the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless an exception applies. In general, except for the exception for separation from service, the exceptions for 401(a), 401(k), and
403(b) plans listed above also apply to distributions from an IRA including the qualified reservist distribution. The
10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

> Made after the five taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
> Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, except for the exception for separation from service, the exceptions for 401(a), 401(k), and 403(b) plans listed above also apply to a distribution from a
Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution.
The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

Lifetime Required Minimum Distributions (Section 401(a), 401(k), 403(b), 457(b) Plans and IRAs)
To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

> Start date for distributions;
> The time period in which all amounts in your contract(s) must be distributed; and
> Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

> Under 401(a), 401(k), and governmental 457(b) plans, you are a 5% owner, or
> The contract is an IRA, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
> Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

> Over your life or the joint lives of you and your designated beneficiary; or
> Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

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Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Required Minimum Distribution Relief for 2009. The Worker, Retiree and Employer Recovery Act of 2008
(“WRERA 2008”) suspends the minimum distribution requirement for most employer sponsored defined contribution plans for the 2009 tax year. The relief extends to IRAs and to 401(a), 401(k), 403(b), Roth 403(b) and
government employer 457(b) plans, but not to 457(b) plans of non-governmental employers.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (Section 401(a), 401(k), 403(b), 457(b) Plans, IRAs, and Roth IRAs)
Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2009, your entire balance must be distributed to the designated beneficiary by
December 31, 2014. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

>	Over the life of the designated beneficiary; or
>	Over a period not extending beyond the life expectancy of the designated beneficiary.
Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:.

>	December 31 of the calendar year following the calendar year of your death; or
>	December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Required Minimum Distribution Relief for 2009. Under WRERA 2008, the five year rule discussed above is determined without regard to 2009.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, of the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date.
The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), 403(b), and 457(b) Plans of Governmental Employers. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

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IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers.

Assignment and Other Transfers

401(a), 401(k), 403(b), and 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

>	A plan participant as a means to provide benefit payments;
>	An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
>	The Company as collateral for a loan.

IRAs and Roth IRAs. The Tax Code does not all a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

IV. Tax Consequences of Enhanced Death Benefits

The contract offers a death benefit that may exceed the greater of premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to contract holders, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges may be imposed with respect to some of the available death benefits. It is possible these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

V. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

VI. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Separate Account N is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

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Other Topics

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

> Standardized average annual total returns; and
> Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, a website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under the contract, you have a fully vested interest in the contract and may instruct the Company how to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
> During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Addition, Deletion or Substitution of Fund Shares

The Company, in its sole discretion, reserves the following rights:

> The Company may add to, delete from or substitute shares that may be purchased for or held in the separate account. The Company may establish additional subaccounts, each of which would invest in shares of a new portfolio of a fund or in shares of another investment company having a specified investment objective. Any new subaccounts may be made available to existing contract holders on a basis to be determined by the
Company.

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>	The Company may, in its sole discretion, eliminate one or more subaccounts, or close subaccounts to new premium or transfers, if marketing, tax considerations or investment conditions warrant.
>	If the shares of fund are no longer available for investment or if in the Company’s judgment further investment in a fund should become inappropriate in view of the purposes of the separate account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.
>	The Company may restrict or eliminate any voting privileges of contract holders or other persons who have voting privileges as to the separate account.
>	The Company may make any changes required by the 1940 Act.
>	In the event any of the foregoing changes or substitutions are made, the Company may endorse the contracts to reflect the change or substitution.

The Company’s reservation of rights is expressly subject to the following when required:
>	Applicable Federal and state laws and regulations.
>	Notice to contract holders.
>	Approval of the SEC and/or state insurance authorities.

Legal Matters and Proceedings
We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.
ING Financial Advisers, LLC, the principal underwriter and distributor of the contract is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

>	On any valuation day when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;
>	When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or
>	During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfers, Assignments or Exchanges of a Contract

A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or other beneficiary who is not also the contract holder, or the exchange of a contract may result in certain tax consequences to the contract holder that are not discussed herein. A contract holder contemplating any such transfer, assignment, or exchange of a contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

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Involuntary Terminations
We reserve the right to terminate a contract if:
> The entire account value is withdrawn on or before income phase payments begin; or
> The outstanding loan balance equals or exceeds the account value.
Reports to Owners
At least once in each account year we will mail you, at the last known address of record, a statement of your account value. Written confirmation of every financial transaction made under the contract will be made immediately;
however, written confirmation of periodic payments made through salary reduction arrangements will be made quarterly.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or one of our affiliates. Call us at the number listed in “Contract Overview - Questions:
Contacting the Company” if you need additional copies of financial reports, prospectuses or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

Contents of the Statement of Additional Information

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History		2
Separate Account N		2
Offering and Purchase of Contracts		4
Income Phase Payments		4
Sales Material and Advertising		6
Independent Registered Public Accounting Firm		6
Financial Statements of Separate Account N		S-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company		C-1

You may request an SAI by calling our Administrative Service Center at the number listed in “Contract Overview -
Questions: Contacting the Company” or by returning this request to our Administrative Service Center at the address listed in “Contract Overview - Questions: Contacting the Company.”

Your name

Address

City	State	Zip

Please send me a copy of the Separate Account N ING AdvantageSM Statement of Additional Information.

No person is authorized to give any information or to make any representations other than those contained in this prospectus or accompanying fund prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized. This prospectus does not constitute an offer or solicitation in any circumstances in which such offer or solicitation would be unlawful.

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Appendix I
The Fixed Accounts

General Disclosure

>	Fixed Account A, Fixed Account B and Fixed Account C (collectively, the fixed accounts) are investment options available during the accumulation phase.
>	Amounts allocated to the fixed accounts are held in the Company’s general account which supports insurance and annuity obligations.
>	All or a portion of your purchase payments may be allocated to the fixed accounts.
>	Interests in the fixed accounts have not been registered with the SEC in reliance on exemptions under the
Securities Act of 1933, as amended.
>	The fixed accounts have not been registered as investment companies under the Investment Company Act of
1940.
>	Disclosure in this prospectus regarding the fixed accounts may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
>	Disclosure in this appendix regarding the fixed accounts has not been reviewed by the SEC.
>	Additional information about the fixed accounts may be found in the contracts.

Interest Rates

>	The fixed accounts have an interest rate that is set periodically by the Company. The minimum guaranteed interest rate is set forth in the contract. Guaranteed interest rates will never be less than the minimum rate specified in the contract. We, the Company, may credit interest in excess of the guaranteed rate. Amounts applied to the fixed accounts are guaranteed to earn the interest rate in effect at the time money is applied until the end of the calendar year in which it is received, and subsequent interest rates for that amount are credited with excess interest at the rates then in effect for the then current calendar year. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims paying ability.
>	There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on a number of factors, including investment income earned on invested assets, taxes, persistency and other experience factors. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.
>	The Company is not aware of any statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company’s exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various contract holders, contract owners and stockholders.

Transfers from the Fixed Accounts. Subject to the conditions applicable to transfers among subaccounts, transfers of unloaned amounts from Fixed Account A may be made to the subaccounts or to Fixed Account B any time during the accumulation phase. During the income phase transfers into or between the fixed accounts are not allowed.

Transfers of amounts in Fixed Account B to the subaccounts or to Fixed Account A are subject to the following conditions:

>	Transfers may only be made within a 30-day period before and after an account anniversary and only one transfer may be made during such period (reallocation period).
>	Your request for transfer must be received by us no more than 30 days before the start of a reallocation period and no later than 10 days before the end of a reallocation period.
>	Transfer amounts may not exceed the greater of 25% of the Fixed Account B account value or $1,000 (if the balance in Fixed Account B after such transfer would be less than $1,000, the entire account value may be transferred). Transfer amounts may not be less than $250 (if the balance in Fixed Account B is less than $250, the entire account value must be transferred).

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Transfers of amounts in Fixed Account C are subject to the following conditions:

>	Transfers must begin within 30 days of deposit and must be in substantially equal payments over a 12-month period. Transfers will occur any time before the 29th day of each month (reallocation date). You may instruct us on which day you want the transfer to occur.
>	If additional purchase payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account
C will be adjusted to reflect the subsequent payment(s) and transfers will be recalculated based on the remaining 12-month period.
>	You may change the subaccount(s) receiving Fixed Account C transfers by written request before the reallocation date. Only one transfer from Fixed Account C shall take place at any one time.
>	If transfers from Fixed Account C are discontinued prior to the end of the 12-month period, the remaining balance of Fixed Account C will be reallocated as directed by you.
>	Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted.

Transfers into Fixed Account C from any subaccount or from any other fixed option are not allowed.

After the start of the income phase, reserves supporting fixed income phase payments cannot be reallocated. We reserve the right to allow transfers from Fixed Account C in excess of the limits described above on a non-
discriminatory basis.

Dollar Cost Averaging. Amounts you invest in the fixed accounts may be automatically transferred into the other investment options. Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted.
Transfers from Fixed Account B (other than 100% of interest earned) or to Fixed Account C are not allowed.
Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from
Fixed Account C may be made on a monthly basis. Interest earned on amounts invested in Fixed Account B may be automatically transferred into the other investment options. See “Transfers Amount Investment Options - The Dollar
Cost Averaging Program.”

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Loans. Loans are not allowed from Fixed Account C. See “Loans.”

Charges. We do not make deductions from amounts in the fixed accounts to cover mortality and expense risks. We consider these risks when determining the credited rate. We expect to derive a profit from the determination of the credited rate. If you make a full withdrawal, the amount available from the fixed accounts will be reduced by any applicable early withdrawal charge and annual maintenance fee. See “Fee Table” and “Fees.”

Guarantee. We guarantee that the fixed account value will not be less than the amount of purchase payments and transfers allocated to the fixed account, plus interest at the minimum annual rate disclosed in the annuity contract, compounded annually, plus any additional interest which we may, in our discretion, credit to the fixed accounts, less the sum of all annual administrative charges or early withdrawal charges, any applicable premium taxes and any amounts withdrawn or reallocated from the fixed accounts.

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Appendix II
Fund Descriptions

List of Fund Names

Current Fund Name	Former Fund Name
ING Artio Foreign Portfolio	ING Julius Baer Foreign Portfolio
ING BlackRock Science and Technology Opportunities	ING BlackRock Global Science and Technology
Portfolio	Portfolio
ING Clarion Global Real Estate Portfolio	ING Global Real Estate Portfolio
ING Growth and Income Portfolio	ING VP Growth and Income Portfolio
ING Growth and Income Portfolio II	ING Legg Mason Value Portfolio
ING Index Plus International Equity Portfolio	ING VP Index Plus International Equity Portfolio
ING Index Plus LargeCap Portfolio	ING VP Index Plus LargeCap Portfolio
ING Index Plus MidCap Portfolio	ING VP Index Plus MidCap Portfolio
ING Index Plus SmallCap Portfolio	ING VP Index Plus SmallCap Portfolio
ING Intermediate Bond Portfolio	ING VP Intermediate Bond Portfolio
ING International Value Portfolio	ING VP International Value Portfolio
ING MidCap Opportunities Portfolio	ING VP MidCap Opportunities Portfolio
ING Opportunistic LargeCap Portfolio	ING Opportunistic LargeCap Value Portfolio
ING SmallCap Opportunities Portfolio	ING VP SmallCap Opportunities Portfolio
ING Strategic Allocation Conservative Portfolio	ING VP Strategic Allocation Conservative Portfolio
ING Strategic Allocation Growth Portfolio	ING VP Strategic Allocation Growth Portfolio
ING Strategic Allocation Moderate Portfolio	ING VP Strategic Allocation Moderate Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract
Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC
Public Reference Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
American Funds Insurance Series®	Capital Research and	Seeks growth of capital by investing primarily
– Growth Fund	Management Company	in common stocks.

American Funds Insurance Series®	Capital Research and	Seeks capital growth and income over time by
– Growth-Income Fund	Management Company	investing primarily in U.S. common stocks and
other securities that demonstrate the potential
for capital appreciation and/or dividends.
American Funds Insurance Series®	Capital Research and	Seeks growth of capital over time by investing
– International Fund	Management Company	primarily in common stocks of companies
located outside the United States.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term capital appreciation.
Products – Fidelity® VIP	Research Company
Contrafund® Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Japan Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
Fidelity® Variable Insurance	Fidelity Management &	Seeks reasonable income. Also considers the
Products – Fidelity® VIP	Research Company	potential for capital appreciation. Seeks to
Equity-Income Portfolio		achieve a yield which exceeds the composite
	Subadvisers: FMR	yield on the securities comprising the Standard
	Co., Inc.; Fidelity	& Poor’s 500SM Index (S&P 500® ).
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Japan Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks investment results that correspond to the
Products – Fidelity® VIP Index	Research Company	total return of common stocks publicly traded
500 Portfolio		in the United States, as represented by the S&P
	Subadvisers: FMR	500® .
Co., Inc; Geode Capital
Management, LLC
Fidelity® Variable Insurance	Fidelity Management &	Seeks as high a level of current income as is
Products – Fidelity® VIP	Research Company	consistent with the preservation of capital.
Investment Grade Bond
Portfolio	Subadvisers: Fidelity
Investments Money
Management, Inc.;
Fidelity Research &
Analysis Company;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity® Variable Insurance	Fidelity Management &	Seeks as high a level of current income as is
Products – Fidelity® VIP Money	Research Company	consistent with preservation of capital and
Market Portfolio		liquidity.
Subadvisers: Fidelity
Investments Money
Management, Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Research & Analysis
Company; Fidelity
Management &
Research (U.K.) Inc.
Franklin Templeton Variable	Franklin Advisory	Seeks long-term total return.
Insurance Products Trust –	Services, LLC
Franklin Small Cap Value
Securities Fund
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital
AllianceBernstein Mid Cap
Growth Portfolio	Subadviser:
AllianceBernstein, L.P.
ING Partners, Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income is a
Century Large Company Value		secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc.
(American Century)
ING Partners, Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income is a
Century Small-Mid Cap Value		secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc.
(American Century)
ING Investors Trust - ING Artio	Directed Services LLC	Seeks long-term growth of capital.
Foreign Portfolio
Subadviser: Artio
Global Management,
LLC
ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Small Cap Growth Portfolio
Subadviser: BAMCO,
Inc. (BAMCO)
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital.
BlackRock Large Cap Growth
Portfolio	Subadviser:
BlackRock Investment
Management, LLC

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks long-term capital appreciation.
BlackRock Science and
Technology Opportunities	Subadviser:
Portfolio	BlackRock Advisors,
LLC
ING Investors Trust – ING Clarion	ING Investments, LL	A non-diversified Portfolio that seeks to
Global Real Estate Portfolio		provide investors with high total return,
	Subadviser: ING	consisting of capital appreciation and current
	Clarion Real Estate	income.
Securities L.P.
ING Partners, Inc. – ING Davis	Directed Services LLC	Seeks long-term growth of capital.
New York Venture Portfolio
Subadviser: Davis
Selected Advisers, L.P.
(Davis)
ING Investors Trust – ING FMRSM	Directed Services LLC	Seeks long-term growth of capital.
Diversified Mid Cap Portfolio*
Subadviser: Fidelity
*FMRSM is a service mark of Fidelity	Management &
Management & Research Company	Research Co.
ING Investors Trust – ING Global	Directed Services LLC	A non-diversified portfolio that seeks long-term
Resources Portfolio		capital appreciation.
Subadviser: ING
Investment
Management Co.
ING Variable Funds – ING Growth	ING Investments, LLC	Seeks to maximize total return through
and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING	common stocks and securities convertible into
	Investment	common stock.
Management Co.
ING Investors Trust – ING Growth	Directed Services LLC	Seeks to maximize total return through
and Income Portfolio II		inestments in a diversified portfolio of common
	Subadviser: ING	stocks and securities convertible into common
	Investment	stocks.
Management Co.
ING Investors Trust – ING Index	ING Investments, LLC	Seeks to outperform the total return
Plus International Equity		performance of the Morgan Stanley Capital
Portfolio	Subadviser: ING	International Europe Australasia and Far East®
	Investment	Index (“MSCI EAFE® Index”), while
	Management Advisors,	maintaining a market level of risk.
B.V.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus LargeCap Portfolio		performance of the Standard & Poor’s 500
	Subadviser: ING	Composite Stock Price Index (S&P 500 Index),
	Investment	while maintaining a market level of risk.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus MidCap Portfolio		performance of the Standard & Poor’s MidCap
	Subadviser: ING	400 Index (S&P MidCap 400 Index), while
	Investment	maintaining a market level of risk.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus SmallCap Portfolio		performance of the Standard & Poor’s
	Subadviser: ING	SmallCap 600 Index (S&P SmallCap 600
	Investment	Index), while maintaining a market level of
	Management Co.	risk.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Intermediate Bond Portfolio	ING Investments, LLC	Seeks to maximize total return consistent with
reasonable risk.
Subadviser: ING
Investment
Management Co.
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
International Value Portfolio
Subadviser: ING
Investment
Management Co.
ING Investors Trust – ING	Directed Services LLC	Seeks capital appreciation.
JPMorgan Emerging Markets
Equity Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
ING Partners, Inc. – ING	Directed Services LLC	Seeks growth from capital appreciation.
JPMorgan Mid Cap Value
Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
(JPMIM)
ING Investors Trust – ING	Directed Services LLC	Seeks capital growth over the long term.
JPMorgan Small Cap Core
Equity Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
ING Partners Inc. – ING Legg	Directed Services LLC	Seeks long-term growth of capital.
Mason Partners Aggressive
Growth Portfolio	Subadviser:
ClearBridge Advisors,
LLC (ClearBridge)
ING Investors Trust – ING Limited	Directed Services LLC	Seeks highest current income consistent with
Maturity Bond Portfolio		low risk to principal and liquidity and
	Subadviser: ING	secondarily, seeks to enhance its total return
	Investment	through capital appreciation when market
	Management Co	factors, such as falling interest rates and rising
bond prices, indicate that capital appreciation
may be available without significant risk to
principal.
ING Investors Trust – ING Liquid	Directed Services LLC	Seeks high level of current income consistent
Assets Portfolio		with the preservation of capital and liquidity.
Subadviser: ING
Investment
Management Co
ING Investors Trust – ING Lord	Directed Services LLC	Seeks long-term growth of capital and
Abbett Affiliated Portfolio		secondarily, current income.
Subadviser: Lord
Abbett & Co. LLC
ING Investors Trust – ING Marsico	Directed Services LLC	Seeks capital appreciation.
Growth Portfolio
Subadviser: Marsico
Capital Management,
LLC

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53

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING Marsico	Directed Services LLC	Seeks long-term growth of capital.
International Opportunities
Portfolio	Subadviser: Marsico
Capital Management,
LLC
ING Investors Trust – ING MFS	Directed Services LLC	Seeks above-average income (compared to a
Total Return Portfolio		portfolio entirely invested in equity securities)
	Subadviser:	consistent with the prudent employment of
	Massachusetts	capital. Secondarily seeks reasonable
	Financial Services	opportunity for growth of capital and income.
Company
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
MidCap Opportunities Portfolio
Subadviser: ING
Investment
Management Co.
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital growth.
Neuberger Berman Partners
Portfolio	Subadviser: Neuberger
Berman Management
Inc. (Neuberger
Berman)
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global Portfolio
Subadviser:
OppenheimerFunds,
Inc. (Oppenheimer)
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily through
Opportunistic LargeCap		investment in a diversified portfolio of common
Portfolio	Subadviser: ING	stocks.
Investment
Management Co.
ING Partners, Inc. – ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
Total Return Portfolio		capital preservation and prudent investment
	Subadviser: Pacific	management.
Investment
Management Company
LLC (PIMCO)
ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks current income and long-term growth of
Equity Income Portfolio		capital from a portfolio consisting primarily of
	Subadviser: Pioneer	equity securities of U.S. corporations that are
	Investment	expected to produce income.
Management, Inc.
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks reasonable income and capital growth.
Fund Portfolio
Subadviser: Pioneer
Investment
Management, Inc.
ING Partners, Inc. – ING Pioneer	Directed Services LLC	Seeks to maximize total return through income
High Yield Portfolio		and capital appreciation.
Subadviser: Pioneer
Investment
Management, Inc.

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54

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks capital appreciation.
Mid Cap Value Portfolio
Subadviser: Pioneer
Investment
Management, Inc.
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
SmallCap Opportunities
Portfolio	Subadviser: ING
Investment
Management Co.
ING Partners, Inc. – ING Solution	Directed Services LLC	Seeks to provide a combination of total return
Income Portfolio		and stability of principal consistent with an
	Consultant: ING	asset allocation targeted to retirement.
Investment
Management Co.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2015 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment	retirement in approximately 2015. On the
	Management Co.	Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2025 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment	retirement in approximately 2025. On the
	Management Co.	Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2035 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment	retirement in approximately 2035. On the
	Management Co.	Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2045 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment	retirement in approximately 2045. On the
	Management Co.	Target Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.
ING Investors Trust – ING Stock	Directed Services LLC	Seeks total return.
Index Portfolio
Subadviser: ING
Investment
Management Co.

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55

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING Strategic Allocation		capital growth, both realized and unrealized)
Conservative Portfolio	Subadviser: ING	consistent with preservation of capital.
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation.
Inc. – ING Strategic Allocation
Growth Portfolio	Subadviser: ING
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING Strategic Allocation		capital appreciation, both realized and
Moderate Portfolio	Subadviser: ING	unrealized).
Investment
Management Co.
ING Investors Trust – ING T. Rowe	Directed Services LLC	Seeks, over the long-term, a high total
Price Capital Appreciation		investment return, consistent with the
Portfolio	Subadviser: T. Rowe	preservation of capital and prudent investment
	Price Associates, Inc.	risk.
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap
Growth Portfolio	Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)
ING Investors Trust – ING T. Rowe	Directed Services LLC	Seeks substantial dividend income as well as
Price Equity Income Portfolio		long-term growth of capital.
Subadviser: T. Rowe
Price Associates, Inc.
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio		secondarily, increasing dividend income.
Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)
ING Partners, Inc. – ING	Directed Services LLC	Seeks long-term capital growth.
Templeton Foreign Equity
Portfolio	Subadviser: Templeton
Investment Counsel,
LLC
ING Partners, Inc. – ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and future
Large Cap Equity Portfolio		income.
Subadviser: UBS
Global Asset
Management
(Americas) Inc. (UBS
Global AM)
ING Investors Trust – ING Van	Directed Services LLC	Seeks long-term capital appreciation.
Kampen Capital Growth
Portfolio	Subadviser: Van
Kampen
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks capital growth and income.
Kampen Comstock Portfolio
Subadviser: Van
Kampen

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56

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks total return, consisting of long-term
Kampen Equity and Income		capital appreciation and current income.
Portfolio	Subadviser: Van
Kampen
ING Investors Trust – ING Van	Directed Services LLC	Seeks long-term growth of capital and income.
Kampen Growth and Income
Portfolio	Subadviser: Van
Kampen
Lord Abbett Series Fund, Inc. –	Lord, Abbett & Co.	Seeks capital appreciation through investments,
Mid-Cap Value Portfolio	LLC (Lord Abbett)	primarily in equity securities, which are
believed to be undervalued in the marketplace.
Neuberger Berman Advisers	Neuberger Berman	Seeks long-term growth of capital by investing
Management Trust (AMT) –	Management Inc.	primarily in securities of companies that meet
Socially Responsive Portfolio®		the fund’s financial criteria and social policy.
Subadviser: Neuberger
Berman, LLC
PIMCO Variable Insurance Trust –	Pacific Investment	Seeks maximum real return, consistent with
Real Return Portfolio	Management Company	preservation of real capital and prudent
	LLC (PIMCO)	investment management.
Pioneer Variable Contracts Trust –	Pioneer Investment	Seeks to maximize total return through a
Pioneer High Yield VCT	Management, Inc.	combination of income and capital
Portfolio		appreciation.
Wanger Advisors Trust – Wanger	Columbia Wanger	A nondiversified fund that seeks long-term
Select	Asset Management,	growth of capital.
L.P.
Wanger Advisors Trust – Wanger	Columbia Wanger	Seeks long-term growth of capital.
USA	Asset Management,
L.P.

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57

APPENDIX III CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2008, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account N available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2008 the "Value at beginning of period" shown is the value at first date of investment.

(Selected data for accumulation units outstanding throughout each period, reflecting total daily separate account charges of 1.40%)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AMERICAN FUNDS INSURANCE SERIES® - GROWTH FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.36	$10.02
Value at end of period	$5.72	$10.36
Number of accumulation units outstanding at end of period	517,348	210,863
AMERICAN FUNDS INSURANCE SERIES® - GROWTH - INCOME FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.80	$10.15
Value at end of period	$6.01	$9.80
Number of accumulation units outstanding at end of period	344,738	167,550
AMERICAN FUNDS INSURANCE SERIES® - INTERNATIONAL FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.87	$9.99
Value at end of period	$6.20	$10.87
Number of accumulation units outstanding at end of period	343,909	163,636
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$35.82	$30.89	$28.04	$24.32	$21.36	$16.86	$18.8595	$21.7958	$23.67	$19.3181
Value at end of period	$20.31	$35.82	$30.89	$28.04	$24.32	$21.36	$16.86	$18.8595	$21.7958	$23.67
Number of accumulation units outstanding at end of period	2,592,576	2,940,749	3,421,204	3,608,230	3,603,532	3,473,244	3,239,790	3,526,209	3,586,664	3,267,496
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$25.30	$25.27	$21.32	$20.42	$18.57	$14.45	$17.6426	$18.8258	$17.6078	$16.7931
Value at end of period	$14.31	$25.30	$25.27	$21.32	$20.42	$18.57	$14.45	$17.6426	$18.8258	$17.6078
Number of accumulation units outstanding at end of period	1,798,746	2,150,244	2,564,189	3,055,591	3,309,785	3,212,895	2,751,230	2,446,660	2,062,886	2,145,169
FIDELITY® VIP INDEX 500 PORTFOLIO
Value at beginning of period	$25.40	$24.43	$21.41	$20.71	$18.98	$14.99	$19.5549	$22.5627	$25.2271	$21.2285
Value at end of period	$15.78	$25.40	$24.43	$21.41	$20.71	$18.98	$14.99	$19.5549	$22.5627	$25.2271
Number of accumulation units outstanding at end of period	3,875,153	4,462,892	5,170,714	5,734,832	6,284,312	6,480,374	6,274,396	6,125,723	5,629,481	4,831,869
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO
(From April 30, 1999)
Value at beginning of period	$14.25	$13.85	$13.46	$13.36	$12.97	$12.50	$11.4878	$10.7415	$9.7937	$0.00
Value at end of period	$13.60	$14.25	$13.85	$13.46	$13.36	$12.97	$12.50	$11.4878	$10.7415	$9.7937
Number of accumulation units outstanding at end of period	1,125,040	1,348,755	1,602,378	1,791,726	1,902,345	1,946,453	2,004,503	1,202,541	489,844	222,858
FIDELITY® VIP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.75	$13.26	$12.82	$12.62	$12.64	$12.69	$12.6567	$12.3196	$11.7504	$11.3294
Value at end of period	$13.97	$13.75	$13.26	$12.82	$12.62	$12.64	$12.69	$12.6567	$12.3196	$11.7504
Number of accumulation units outstanding at end of period	986,027	867,300	889,566	1,016,753	1,120,186	1,566,100	4,122,075	2,258,455	1,270,337	1,144,601
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.18	$12.66	$10.97	$9.89
Value at end of period	$8.05	$12.18	$12.66	$10.97
Number of accumulation units outstanding at end of period	162,970	137,667	98,655	23,199
CFI 1

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.95	$12.77	$12.72	$11.80
Value at end of period	$7.37	$13.95	$12.77	$12.72
Number of accumulation units outstanding at end of period	44,537	43,233	30,454	732
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.14	$12.53	$10.63	$10.04
Value at end of period	$7.56	$12.14	$12.53	$10.63
Number of accumulation units outstanding at end of period	23,617	15,324	11,557	4,108
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(From October 25, 2002)
Value at beginning of period	$18.74	$19.53	$17.11	$16.04	$13.38	$9.99	$0.00
Value at end of period	$13.60	$18.74	$19.53	$17.11	$16.04	$13.38	$9.99
Number of accumulation units outstanding at end of period	74,979	69,967	87,319	86,051	66,036	17,928	129
ING BARON SMALL CAP GROWTH PORTFOLIO
(From October 25, 2002)
Value at beginning of period	$21.21	$20.23	$17.75	$16.73	$13.22	$10.02	$0.00
Value at end of period	$12.32	$21.21	$20.23	$17.75	$16.73	$13.22	$10.02
Number of accumulation units outstanding at end of period	158,468	152,699	145,532	110,338	51,186	25,188	128
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(From May 13, 2004)
Value at beginning of period	$14.62	$12.46	$11.78	$10.69	$9.85
Value at end of period	$8.68	$14.62	$12.46	$11.78	$10.69
Number of accumulation units outstanding at end of period	43,347	24,876	17,294	6,906	8,272
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.77	$10.03
Value at end of period	$5.88	$9.77
Number of accumulation units outstanding at end of period	1,669,632	1,863,605
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.82	$12.45	$11.05	$10.95
Value at end of period	$7.70	$12.82	$12.45	$11.05
Number of accumulation units outstanding at end of period	57,485	46,623	33,120	3,065
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.62
Value at end of period	$6.61
Number of accumulation units outstanding at end of period	343,560
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.23	$10.25
Value at end of period	$8.28	$14.23
Number of accumulation units outstanding at end of period	651,713	659,309
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.42	$16.91	$13.28	$11.67	$9.74
Value at end of period	$10.80	$19.42	$16.91	$13.28	$11.67
Number of accumulation units outstanding at end of period	400,452	462,365	497,461	248,784	168,617
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$25.03	$18.33	$13.69	$10.05
Value at end of period	$12.03	$25.03	$18.33	$13.69
Number of accumulation units outstanding at end of period	309,786	373,958	283,868	127,852

CFI 2

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING JPMORGAN MID CAP VALUE PORTFOLIO
(From January 21, 2003)
Value at beginning of period	$19.19	$18.97	$16.46	$15.36	$12.88	$9.97
Value at end of period	$12.71	$19.19	$18.97	$16.46	$15.36	$12.88
Number of accumulation units outstanding at end of period	300,528	326,079	317,559	312,966	176,531	47,245
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.87	$13.26	$11.50	$10.25
Value at end of period	$8.93	$12.87	$13.26	$11.50
Number of accumulation units outstanding at end of period	1,955,018	2,329,522	2,879,062	6,712
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.58	$12.97	$11.93	$11.35
Value at end of period	$7.54	$12.58	$12.97	$11.93
Number of accumulation units outstanding at end of period	1,603,091	1,820,240	2,194,873	779
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.26	$12.11	$11.50	$10.45
Value at end of period	$4.94	$11.26	$12.11	$11.50
Number of accumulation units outstanding at end of period	47,473	28,839	61,041	55,371
ING LIMITED MATURITY BOND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.71	$10.27	$10.03	$10.01
Value at end of period	$10.53	$10.71	$10.27	$10.03
Number of accumulation units outstanding at end of period	780,239	817,806	977,628	5,825
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.88	$10.49	$10.13	$10.01
Value at end of period	$11.02	$10.88	$10.49	$10.13
Number of accumulation units outstanding at end of period	141,714	140,303	11,399	142,410
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.09	$10.78	$9.71
Value at end of period	$6.96	$11.09	$10.78
Number of accumulation units outstanding at end of period	70,009	61,711	11,156
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.37	$11.88	$11.48	$10.55
Value at end of period	$7.87	$13.37	$11.88	$11.48
Number of accumulation units outstanding at end of period	7,585	48,388	39,937	24,051
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.17	$15.24	$12.44	$10.08
Value at end of period	$9.08	$18.17	$15.24	$12.44
Number of accumulation units outstanding at end of period	1,439,000	1,674,860	1,983,457	12,685
ING MFS TOTAL RETURN PORTFOLIO
(From June 9, 2003)
Value at beginning of period	$14.19	$13.84	$12.54	$12.36	$10.50
Value at end of period	$10.87	$14.19	$13.84	$12.54	$11.28
Number of accumulation units outstanding at end of period	191,113	287,661	384,646	468,412	35,106
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.55	$10.77	$9.73
Value at end of period	$5.57	$11.55	$10.77
Number of accumulation units outstanding at end of period	1,213,639	1,425,634	1,848,707

CFI 3

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING OPPENHEIMER GLOBAL PORTFOLIO
(From February 6, 2003)
Value at beginning of period	$20.51	$19.52	$16.78	$14.98	$9.55
Value at end of period	$12.07	$20.51	$19.52	$16.78	$13.18
Number of accumulation units outstanding at end of period	2,476,984	2,819,614	3,211,990	3,170,562	20,002
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.39	$12.20	$10.66	$10.72
Value at end of period	$7.86	$12.39	$12.20	$10.66
Number of accumulation units outstanding at end of period	65,231	84,679	94,171	101,315
ING PIMCO TOTAL RETURN PORTFOLIO
(From January 16, 2003)
Value at beginning of period	$12.00	$11.10	$10.80	$10.70	$10.06
Value at end of period	$11.84	$12.00	$11.10	$10.80	$10.37
Number of accumulation units outstanding at end of period	486,974	284,629	314,916	289,177	64,909
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.22	$9.95
Value at end of period	$6.35	$9.22
Number of accumulation units outstanding at end of period	199,359	231,438
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.10	$12.64	$10.98	$10.72
Value at end of period	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	16,081	9,115	4,539	17
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.06	$10.56	$10.04
Value at end of period	$7.70	$11.06	$10.56
Number of accumulation units outstanding at end of period	414,117	78,010	19,571
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.56	$12.07	$10.90	$10.07
Value at end of period	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	16,071	10,229	5,247	4,589
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.10	$10.04
Value at end of period	$7.30	$10.10
Number of accumulation units outstanding at end of period	68,575	1,949
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.12
Value at end of period	$6.61
Number of accumulation units outstanding at end of period	97,663
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.15
Value at end of period	$6.32
Number of accumulation units outstanding at end of period	37,141
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.16	$10.04
Value at end of period	$6.04	$10.16
Number of accumulation units outstanding at end of period	19,295	149

CFI 4

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.06
Value at end of period	$8.29
Number of accumulation units outstanding at end of period	311,605
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.36	$11.91	$10.46	$10.01
Value at end of period	$7.67	$12.36	$11.91	$10.46
Number of accumulation units outstanding at end of period	22,948	16,018	20,317	2,320
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.82	$12.45	$11.01	$10.12
Value at end of period	$9.16	$12.82	$12.45	$11.01
Number of accumulation units outstanding at end of period	886,173	770,274	533,084	198,482
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.36	$11.95	$11.11	$9.51
Value at end of period	$7.49	$13.36	$11.95	$11.11
Number of accumulation units outstanding at end of period	4,140,802	4,684,740	5,458,320	3,048,458
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(From May 2, 2003)
Value at beginning of period	$16.85	$16.58	$14.12	$13.78	$12.16	$10.13
Value at end of period	$10.69	$16.85	$16.58	$14.12	$13.78	$12.16
Number of accumulation units outstanding at end of period	293,169	301,735	320,419	311,284	234,549	45,174
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(From May 25, 2003)
Value at beginning of period	$17.56	$16.20	$14.50	$13.85	$12.77	$9.45
Value at end of period	$10.01	$17.56	$16.20	$14.50	$13.85	$12.77
Number of accumulation units outstanding at end of period	198,594	205,607	194,623	171,611	110,800	41,737
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.14
Value at end of period	$6.24
Number of accumulation units outstanding at end of period	62,230
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.66	$12.69	$11.24	$10.34
Value at end of period	$7.52	$12.66	$12.69	$11.24
Number of accumulation units outstanding at end of period	340,355	388,904	454,545	1,561
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.12
Value at end of period	$5.36
Number of accumulation units outstanding at end of period	5,352,233
ING VAN KAMPEN COMSTOCK PORTFOLIO
(From October 25, 2002)
Value at beginning of period	$16.65	$17.24	$15.04	$14.70	$12.76	$9.96	$0.00
Value at end of period	$10.45	$16.65	$17.24	$15.04	$14.70	$12.76	$9.96
Number of accumulation units outstanding at end of period	302,362	308,362	332,436	291,793	145,290	34,667	128
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.35	$12.10	$10.89	$10.16
Value at end of period	$9.33	$12.35	$12.10	$10.89
Number of accumulation units outstanding at end of period	928,685	1,088,177	1,316,257	28,744

CFI 5

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.87	$12.73	$11.13	$10.19
Value at end of period	$8.60	$12.87	$12.73	$11.13
Number of accumulation units outstanding at end of period	947,989	1,260,077	1,647,437	12,931
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.01	$11.54	$10.64	$10.63
Value at end of period	$8.52	$12.01	$11.54	$10.64
Number of accumulation units outstanding at end of period	83,618	111,617	137,182	3,005
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.58	$10.85	$9.98
Value at end of period	$6.41	$11.58	$10.85
Number of accumulation units outstanding at end of period	93,408	97,277	98,105
ING VP INDEX PLUS LARGECAP PORTFOLIO
(From January 21, 2003)
Value at beginning of period	$16.33	$15.77	$13.96	$13.43	$12.32	$9.97
Value at end of period	$10.11	$16.33	$15.77	$13.96	$13.43	$12.32
Number of accumulation units outstanding at end of period	269,664	265,739	296,022	130,910	84,437	24,260
ING VP INDEX PLUS MIDCAP PORTFOLIO
(From January 21, 2003)
Value at beginning of period	$18.40	$17.69	$16.39	$14.95	$13.01	$9.88
Value at end of period	$11.33	$18.40	$17.69	$16.39	$14.95	$13.01
Number of accumulation units outstanding at end of period	405,989	489,583	585,359	494,201	163,203	38,815
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(From January 21, 2003)
Value at beginning of period	$17.63	$19.07	$16.99	$16.01	$13.30	$9.77
Value at end of period	$11.55	$17.63	$19.07	$16.99	$16.01	$13.30
Number of accumulation units outstanding at end of period	237,587	335,385	441,518	359,202	112,992	20,350
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.88	$10.41	$10.14	$10.06
Value at end of period	$9.82	$10.88	$10.41	$10.14
Number of accumulation units outstanding at end of period	214,110	131,885	73,223	2,362
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$29.07	$25.99	$20.36	$18.87	$16.30	$12.72	$15.2432	$17.5017	$17.2007	$11.615
Value at end of period	$16.41	$29.07	$25.99	$20.36	$18.87	$16.30	$12.72	$15.2432	$17.5017	$17.2007
Number of accumulation units outstanding at end of period	763,016	913,831	1,080,508	1,315,804	1,365,791	1,088,497	840,626	1,008,480	747,812	488,502
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(From May 1, 2000)
Value at beginning of period	$9.23	$7.44	$7.00	$6.44	$5.85	$4.34	$5.9386	$8.9785	$0.00
Value at end of period	$5.68	$9.23	$7.44	$7.00	$6.44	$5.85	$4.34	$5.9386	$8.9785
Number of accumulation units outstanding at end of period	3,163,299	3,648,781	4,535,993	5,263,838	5,981,476	285,276	235,936	224,016	111,372
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$27.22	$25.08	$22.60	$21.00	$19.33	$14.15	$25.4319	$36.4083	$36.5246	$15.3663
Value at end of period	$17.59	$27.22	$25.08	$22.60	$21.00	$19.33	$14.15	$25.4319	$36.4083	$36.5246
Number of accumulation units outstanding at end of period	587,177	674,104	791,379	926,946	1,080,775	1,213,477	1,496,658	1,566,266	1,266,605	574,895
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(From February 10, 2003)
Value at beginning of period	$13.65	$13.08	$12.24	$11.96	$11.23	$9.84
Value at end of period	$10.29	$13.65	$13.08	$12.24	$11.96	$11.23
Number of accumulation units outstanding at end of period	185,764	116,489	63,297	32,695	46,527	20,296

CFI 6

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(From February 18, 2003)
Value at beginning of period	$16.33	$15.76	$14.12	$13.48	$12.21	$9.70
Value at end of period	$10.29	$16.33	$15.76	$14.12	$13.48	$12.21
Number of accumulation units outstanding at end of period	215,623	153,793	85,076	51,527	14,629	2,250
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
(From March 10, 2003)
Value at beginning of period	$15.05	$14.47	$13.20	$12.79	$11.76	$9.52
Value at end of period	$10.32	$15.05	$14.47	$13.20	$12.79	$11.76
Number of accumulation units outstanding at end of period	310,842	200,615	124,545	94,672	66,100	13,323
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.97	$12.07	$10.91	$9.91
Value at end of period	$7.16	$11.97	$12.07	$10.91
Number of accumulation units outstanding at end of period	107,582	108,204	97,995	41,121
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO®
(From January 1, 1999)
Value at beginning of period	$16.38	$15.44	$13.77	$13.07	$11.70	$8.83	$10.5004	$11.0445	$11.3827	$0.00
Value at end of period	$9.78	$16.38	$15.44	$13.77	$13.07	$11.70	$8.83	$10.5004	$11.0445	$11.3827
Number of accumulation units outstanding at end of period	215,343	236,346	221,220	236,178	222,168	189,928	139,420	85,042	57,291	32,883
PIMCO VIT REAL RETURN PORTFOLIO
(From May 24, 2004)
Value at beginning of period	$11.75	$10.78	$10.84	$10.77	$10.18
Value at end of period	$10.77	$11.75	$10.78	$10.84	$10.77
Number of accumulation units outstanding at end of period	396,287	162,380	142,143	169,681	71,540
PIONEER HIGH YIELD VCT PORTFOLIO
(From May 24, 2004)
Value at beginning of period	$11.94	$11.44	$10.69	$10.64	$9.73
Value at end of period	$7.60	$11.94	$11.44	$10.69	$10.64
Number of accumulation units outstanding at end of period	93,394	112,266	118,101	91,765	181,000
WANGER SELECT
(From May 11, 2004)
Value at beginning of period	$15.81	$14.66	$12.42	$11.40	$9.88
Value at end of period	$7.94	$15.81	$14.66	$12.42	$11.40
Number of accumulation units outstanding at end of period	215,615	231,178	180,124	108,821	88,350
WANGER U.S. SMALLER COMPANIES
(From May 12, 2004)
Value at beginning of period	$14.02	$13.49	$12.68	$11.56	$9.82
Value at end of period	$8.34	$14.02	$13.49	$12.68	$11.56
Number of accumulation units outstanding at end of period	141,105	133,871	130,486	103,548	36,460

CFI 7

                                                                      PART B

RELIASTAR LIFE

ING ADVANTAGESM ANNUITY

INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
ISSUED BY SEPARATE ACCOUNT N
AND
RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information dated May 1, 2009

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the current prospectus dated May 1, 2009 relating to the individual fixed and variable deferred annuity contracts issued by Separate Account N (the “separate account”) and ReliaStar Life Insurance Company
(the “Company”). A copy of the prospectus may be obtained from the ING Service Center at P.O. Box
5050, Minot, North Dakota 58702-5050, by calling 1-877-884-5050, or from ING Financial Advisers,
LLC, One Orange Way, Windsor, Connecticut 06095-4774.

Read the prospectus before you invest. Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page

General Information and History	2
Separate Account N	2
Offering and Purchase of Contracts	4
Income Phase Payments	4
Sales Material and Advertising	5
Independent Registered Public Accounting Firm	5
Financial Statements of Separate Account N	S-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company	C-1

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (the “Company,” “we,” “us,” “our”) is a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to
October 1, 2002, the contracts were issued by Northern Life Insurance Company (“Northern”), a wholly-
owned subsidiary of the Company. On October 1, 2002, Northern merged into ReliaStar Life Insurance
Company, and ReliaStar Life Insurance Company assumed responsibilities for Northern’s obligations under the contracts.

We are an indirect subsidiary of ING Groep N.V. (“ING”). ING is a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our home office is located at 20 Washington Avenue
South, Minneapolis, Minnesota 55401.

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

SEPARATE ACCOUNT N

We established Separate Account N on October 1, 2002 under the insurance laws of the State of
Minnesota. The separate account is registered as a unit investment trust under the Investment Company
Act of 1940, as amended (the 40 Act). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of
Northern Life Insurance Company, which was created in 1994 under Washington law. In connection with the merger of Northern Life Insurance Company and the Company, the separate account was transferred to the Company.

Purchase payments to accounts under the contract may be allocated to one or more of the available subaccounts and/or to any available Fixed Account which for retail series contracts includes Fixed
Account A, Fixed Account B and/or Fixed Account C (which are part of the general account of the
Company).

We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:

The Funds*
American Funds – Growth Fund (Class 2)	ING Index Plus LargeCap Portfolio	ING Solution 2025 Portfolio (I Class)(2)
American Funds – Growth-Income Fund	(Class I)(1)	ING Solution 2035 Portfolio (I Class)(2)
(Class 2)	ING Index Plus MidCap Portfolio (Class I)(1)	ING Solution 2045 Portfolio (I Class)(2)
American Funds – International Fund	ING Index Plus SmallCap Portfolio	ING Stock Index Portfolio (Class I)
(Class 2)	(Class I)(1)	ING Strategic Allocation Conservative
Fidelity ® VIP Contrafund® Portfolio	ING Intermediate Bond Portfolio (Class I)(1)	Portfolio (Class I)(1)(2)
(Initial Class)	ING International Value Portfolio (Class I)(1)	ING Strategic Allocation Growth Portfolio
Fidelity ® VIP Equity-Income Portfolio	ING JPMorgan Emerging Markets Equity	(Class I)(1)(2)
(Initial Class)	Portfolio (Class S)	ING Strategic Allocation Moderate Portfolio
Fidelity ® VIP Index 500 Portfolio	ING JPMorgan Mid Cap Value Portfolio	(Class I)(1)(2)
(Initial Class)	(I Class)	ING T. Rowe Price Capital Appreciation
Fidelity ® VIP Investment Grade Bond	ING JPMorgan Small Cap Core Equity	Portfolio (Class S)
Portfolio (Initial Class)	Portfolio (Class I)	ING T. Rowe Price Diversified Mid Cap
Fidelity ® VIP Money Market Portfolio	ING Legg Mason Partners Aggressive	Growth Portfolio (I Class)
(Initial Class)	Growth Portfolio (I Class)	ING T. Rowe Price Equity Income Portfolio
Franklin Small Cap Value Securities Fund	ING Limited Maturity Bond Portfolio	(Class S)
(Class 2)	(Class S)	ING T. Rowe Price Growth Equity Portfolio
ING AllianceBernstein Mid Cap Growth	ING Liquid Assets Portfolio (Class I)	(I Class)
Portfolio (Class S)	ING Lord Abbett Affiliated Portfolio (Class I)	ING Templeton Foreign Equity Portfolio
ING American Century Large Company	ING Marsico Growth Portfolio (Class I)	(I Class)
Value Portfolio (I Class)	ING Marsico International Opportunities	ING UBS U.S. Large Cap Equity Portfolio
ING American Century Small-Mid Cap	Portfolio (Class I)	(I Class)
Value Portfolio (I Class)	ING MFS Total Return Portfolio (Class S)	ING Van Kampen Capital Growth Portfolio
ING Artio Foreign Portfolio (Class S)(1)	ING MidCap Opportunities Portfolio	(Class I)
	(Class I)(1)	ING Van Kampen Comstock Portfolio
ING Baron Small Cap Growth Portfolio
(I Class)	ING Neuberger Berman Partners Portfolio	(I Class)
ING BlackRock Large Cap Growth Portfolio	(I Class)	ING Van Kampen Equity and Income
(Class I)	ING Oppenheimer Global Portfolio	Portfolio (I Class)
ING BlackRock Science and Technology	(I Class)	ING Van Kampen Growth and Income
Opportunities Portfolio (Class I)(1)	ING Opportunistic LargeCap Portfolio	Portfolio (Class S)
	(Class I)(1)	Lord Abbett Series Fund - Mid-Cap Value
ING Clarion Global Real Estate Portfolio
(Class I)(1)	ING PIMCO Total Return Portfolio (I Class)	Portfolio (Class VC)
ING Davis New York Venture Portfolio	ING Pioneer Equity Income Portfolio	Neuberger Berman AMT Socially
	(Class I)	Responsive Portfolio ®
(I Class)
ING FMRSM Diversified Mid Cap Portfolio	ING Pioneer Fund Portfolio (Class S)	PIMCO VIT Real Return Portfolio
(Class S)**	ING Pioneer High Yield Portfolio (I Class)	(Administrative Class)
ING Global Resources Portfolio (Class S)	ING Pioneer Mid Cap Value Portfolio	Pioneer High Yield VCT Portfolio (Class I)
ING Growth and Income Portfolio	(Class S)	Wanger Select
(Class I)(1)	ING SmallCap Opportunities Portfolio	Wanger USA
(Class I)(1)
ING Growth and Income Portfolio II
(Class I)(1)	ING Solution Income Portfolio (I Class)(2)
ING Solution 2015 Portfolio (I Class)(2)
ING Index Plus International Equity
Portfolio (Class S)(1)

*	Effective July 1, 2008, ING Balanced Portfolio, Inc. (formerly ING VP Balanced Portfolio, Inc.) was closed to any new investments (including loan repayments) or transfers.

**	FMRSM is a service mark of Fidelity Management & Research Company.

(1)	This fund has changed its name to the name listed above. See “Appendix II -– Fund Descriptions” in the prospectus for a complete list of former and current fund names.

(2)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses” in the prospectus for additional information.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in each fund’s prospectus and statement of additional information.

OFFERING AND PURCHASE OF CONTRACTS

Effective January 1, 2004, the contracts are distributed by ING Financial Advisers, LLC, the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority, and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. Prior to January 1, 2004, the contracts were distributed by Washington Square Securities, Inc. (WSSI), an affiliate of the Company. The contracts are distributed through life insurance agents who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Purchase and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter ING Financial Advisers, LLC for the years ending
December 31, 2008, 2007 and 2006 amounted to $5,401,860.08, $5,431,669.21 and $6,093,376.10, respectively, in connection with the distribution of all registered variable annuity products issued by
Separate Account N of ReliaStar Life Insurance Company. These amounts reflect compensation paid to
ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life
Insurance Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income
Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity
Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected 3.0% per annum.

If the actual net investment rate on the assets of the separate account is equal to the assumed investment rate, income phase payments will remain level. If the actual net investment rate exceeds the assumed investment rate, income phase payments will increase. Conversely, if it is less, than the payouts will decrease.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted,
Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a seven day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.0% per annum.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per
$1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity
Units will be paid in each subsequent month.

4

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the seventh valuation preceding the due date of the second monthly income phase payment, dividing this factor by 1.0024331 = 1.0000810 ^
30 (to take into account 30 days of the assumed net investment rate of 3.0% per annum built into the number of Annuity Units determined above) produces a result of 1.000839. This is then multiplied by the
Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of
$13.411237 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity
Units by the current Annuity Unit value, or 20.414 times $13.411237, which produces a payment of
$273.78.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable
Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis
Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals.
From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308, an Independent
Registered Public Accounting Firm, performs annual audits of ReliaStar Life Insurance Company and
Separate Account N.

5

FINANCIAL STATEMENTS

ReliaStar Life Insurance Company Separate Account N

Year ended December 31, 2008

with Report of Independent Registered Public Accounting Firm

S-1

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RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

     Financial Statements

Year ended December 31, 2008

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ReliaStar Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ReliaStar Life Insurance Company Separate Account N (the “Account”) as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

The Account is comprised of the following Divisions:

American Funds Insurance Series:	ING Investors Trust (continued):
American Funds Insurance Series® Growth Fund - Class 2	ING Pioneer Fund Portfolio - Service Class
American Funds Insurance Series® Growth-Income Fund -	ING Pioneer Mid Cap Value Portfolio - Service Class
Class 2	ING Stock Index Portfolio - Institutional Class
American Funds Insurance Series® International Fund - Class 2	ING T. Rowe Price Capital Appreciation Portfolio - Service
Fidelity® Variable Insurance Products:	Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING T. Rowe Price Equity Income Portfolio - Service Class
Fidelity® Variable Insurance Products II:	ING T. Rowe Price Equity Income Portfolio - Service 2 Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Van Kampen Capital Growth Portfolio - Institutional Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Van Kampen Growth and Income Portfolio - Service Class
Fidelity® Variable Insurance Products V:	ING Van Kampen Growth and Income Portfolio - Service 2 Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING Van Kampen Large Cap Growth Portfolio - Institutional
Fidelity® VIP Money Market Portfolio - Initial Class	Class
Franklin Templeton Variable Insurance Products Trust:	ING VP Index Plus International Equity Portfolio - Institutional
Franklin Small Cap Value Securities Fund - Class 2	Class
ING Investors Trust:	ING VP Index Plus International Equity Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING Partners, Inc.:
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING American Century Large Company Value Portfolio - Initial
ING BlackRock Large Cap Growth Portfolio - Service Class	Class
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	ING American Century Large Company Value Portfolio - Service
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING American Century Small-Mid Cap Value Portfolio - Initial
ING Global Real Estate Portfolio - Institutional Class	Class
ING Global Resources Portfolio - Service Class	ING American Century Small-Mid Cap Value Portfolio - Service
ING JPMorgan Emerging Markets Equity Portfolio - Service	Class
Class	ING Baron Small Cap Growth Portfolio - Initial Class
ING JPMorgan Small Cap Core Equity Portfolio - Institutional	ING Baron Small Cap Growth Portfolio - Service Class
Class	ING Davis New York Venture Portfolio - Initial Class
ING Julius Baer Foreign Portfolio - Service Class	ING Davis New York Venture Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service 2 Class	ING Fidelity® VIP Contrafund® Portfolio - Service Class
ING Legg Mason Value Portfolio - Institutional Class	ING Fidelity® VIP Equity-Income Portfolio - Service Class
ING Legg Mason Value Portfolio - Service 2 Class	ING Fidelity® VIP Growth Portfolio - Service Class
ING Limited Maturity Bond Portfolio - Service Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class
ING Liquid Assets Portfolio - Institutional Class	ING JPMorgan International Portfolio - Initial Class
ING Lord Abbett Affiliated Portfolio - Institutional Class	ING JPMorgan International Portfolio - Service Class
ING Marsico Growth Portfolio - Institutional Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class
ING Marsico Growth Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Marsico Growth Portfolio - Service 2 Class	ING Legg Mason Partners Aggressive Growth Portfolio - Initial
ING Marsico International Opportunities Portfolio - Institutional	Class
Class	ING Legg Mason Partners Aggressive Growth Portfolio - Service
ING MFS Total Return Portfolio - Service Class	Class
ING MFS Total Return Portfolio - Service 2 Class
ING Pioneer Equity Income Portfolio - Institutional Class

ING Partners, Inc. (continued):	ING Variable Funds:
ING Legg Mason Partners Large Cap Growth Portfolio - Initial	ING VP Growth and Income Portfolio - Class I
Class	ING Variable Portfolios, Inc.:
ING Legg Mason Partners Large Cap Growth Portfolio - Service	ING BlackRock Global Science and Technology Portfolio -
Class	Class I
ING Neuberger Berman Partners Portfolio - Initial Class	ING Opportunistic Large Cap Growth Portfolio - Class I
ING OpCap Balanced Value Portfolio - Initial Class	ING Opportunistic Large Cap Value Portfolio - Class I
ING OpCap Balanced Value Portfolio - Service Class	ING VP Index Plus LargeCap Portfolio - Class I
ING Oppenheimer Global Portfolio - Initial Class	ING VP Index Plus MidCap Portfolio - Class I
ING Oppenheimer Global Portfolio - Service Class	ING VP Index Plus SmallCap Portfolio - Class I
ING Oppenheimer Strategic Income Portfolio - Service Class	ING VP Small Company Portfolio - Class I
ING PIMCO Total Return Portfolio - Initial Class	ING Variable Products Trust:
ING PIMCO Total Return Portfolio - Service Class	ING VP Financial Services Portfolio - Class I
ING Pioneer High Yield Portfolio - Initial Class	ING VP High Yield Bond Portfolio - Class I
ING Solution 2015 Portfolio - Initial Class	ING VP International Value Portfolio - Class I
ING Solution 2015 Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class I
ING Solution 2025 Portfolio - Initial Class	ING VP Real Estate Portfolio - Class I
ING Solution 2025 Portfolio - Service Class	ING VP SmallCap Opportunities Portfolio - Class I
ING Solution 2035 Portfolio - Initial Class	ING VP Balanced Portfolio, Inc.:
ING Solution 2035 Portfolio - Service Class	ING VP Balanced Portfolio - Class I
ING Solution 2045 Portfolio - Initial Class	ING VP Intermediate Bond Portfolio:
ING Solution 2045 Portfolio - Service Class	ING VP Intermediate Bond Portfolio - Class I
ING Solution Income Portfolio - Initial Class	ING VP Money Market Portfolio:
ING Solution Income Portfolio - Service Class	ING VP Money Market Portfolio - Class I
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	Lord Abbett Series Fund, Inc.:
Initial Class	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	Neuberger Berman Advisers Management Trust:
Service Class	Neuberger Berman AMT Socially Responsive Portfolio® -
ING T. Rowe Price Growth Equity Portfolio - Initial Class	Class I
ING T. Rowe Price Growth Equity Portfolio - Service Class	Oppenheimer Variable Account Funds:
ING Templeton Foreign Equity Portfolio - Initial Class	Oppenheimer Main Street Small Cap Fund®/VA
ING Templeton Foreign Equity Portfolio - Service Class	PIMCO Variable Insurance Trust:
ING Thornburg Value Portfolio - Service Class	PIMCO Real Return Portfolio - Administrative Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Pioneer Variable Contracts Trust:
ING UBS U.S. Large Cap Equity Portfolio - Service Class	Pioneer High Yield VCT Portfolio - Class I
ING Van Kampen Comstock Portfolio - Initial Class	Wanger Advisors Trust:
ING Van Kampen Comstock Portfolio - Service Class	Wanger Select
ING Van Kampen Equity and Income Portfolio - Initial Class	Wanger U.S.A.
ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I
ING VP Strategic Allocation Growth Portfolio - Class I
ING VP Strategic Allocation Moderate Portfolio - Class I

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company Separate Account N at December 31, 2008, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 12, 2009

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

		American Funds	American Funds
	American Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth Growth-Income		International	Portfolio -	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 2,959	$ 2,072	$ 2,132	$ 25,740	$ 52,655

Total assets	2,959	2,072	2,132	25,740	52,655

Net assets	$ 2,959	$ 2,072	$ 2,132	$ 25,740	$ 52,655

Net Assets
Accumulation units	$ 2,959	$ 2,072	$ 2,132	$ 25,740	$ 52,655
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 2,959	$ 2,072	$ 2,132	$ 25,740	$ 52,655

Total number of mutual fund shares	88,946	85,934	174,917	1,952,963	3,421,392

Cost of mutual fund shares	$ 5,094	$ 3,121	$ 3,542	$ 43,790	$ 86,769

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

		Fidelity® VIP			ING
	Fidelity® VIP	Investment	Fidelity® VIP	Franklin Small	AllianceBernstein
	Index 500	Grade Bond	Money Market	Cap Value	Mid Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Securities Fund	Portfolio - Service
	Initial Class	Initial Class	Initial Class	- Class 2	Class

Assets
Investments in mutual funds
at fair value	$ 61,150	$ 15,301	$ 13,860	$ 1,312	$ 328

Total assets	61,150	15,301	13,860	1,312	328

Net assets	$ 61,150	$ 15,301	$ 13,860	$ 1,312	$ 328

Net Assets
Accumulation units	$ 61,150	$ 15,301	$ 13,774	$ 1,312	$ 328
Contracts in payout (annuitization)	-	-	86	-	-

Total net assets	$ 61,150	$ 15,301	$ 13,860	$ 1,312	$ 328

Total number of mutual fund shares	616,493	1,292,275	13,860,467	124,352	44,417

Cost of mutual fund shares	$ 75,938	$ 16,197	$ 13,860	$ 2,111	$ 670

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING BlackRock
	Large Cap	ING BlackRock	ING FMRSM		ING Global
	Growth	Large Cap	Diversified Mid	ING FMRSM	Real Estate
	Portfolio -	Growth	Cap Portfolio -	Diversified Mid	Portfolio -
	Institutional	Portfolio -	Institutional	Cap Portfolio -	Institutional
	Class	Service Class	Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 9,817	$ 29	$ 26	$ 806	$ 2,271

Total assets	9,817	29	26	806	2,271

Net assets	$ 9,817	$ 29	$ 26	$ 806	$ 2,271

Net Assets
Accumulation units	$ 9,817	$ 29	$ 26	$ 806	$ 2,271
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 9,817	$ 29	$ 26	$ 806	$ 2,271

Total number of mutual fund shares	1,469,676	4,350	3,013	94,275	318,951

Cost of mutual fund shares	$ 17,732	$ 49	$ 43	$ 1,282	$ 3,230

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

		ING JPMorgan	ING JPMorgan
	ING Global	Emerging	Small Cap Core	ING Julius Baer	ING Julius Baer
	Resources	Markets Equity Equity Portfolio		Foreign	Foreign
	Portfolio -	Portfolio -	- Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 5,396	$ 3,727	$ 17,458	$ 4,325	$ 373

Total assets	5,396	3,727	17,458	4,325	373

Net assets	$ 5,396	$ 3,727	$ 17,458	$ 4,325	$ 373

Net Assets
Accumulation units	$ 5,396	$ 3,727	$ 17,458	$ 4,325	$ 373
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 5,396	$ 3,727	$ 17,458	$ 4,325	$ 373

Total number of mutual fund shares	414,135	310,302	2,061,194	463,546	40,218

Cost of mutual fund shares	$ 9,589	$ 6,785	$ 28,761	$ 7,768	$ 615

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Lord
	ING Legg				Abbett
	Mason Value	ING Legg	ING Limited	ING Liquid	Affiliated
	Portfolio -	Mason Value	Maturity Bond	Assets Portfolio	Portfolio -
	Institutional	Portfolio -	Portfolio -	- Institutional	Institutional
	Class	Service 2 Class	Service Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 235	$ 21	$ 8,216	$ 1,562	$ 487

Total assets	235	21	8,216	1,562	487

Net assets	$ 235	$ 21	$ 8,216	$ 1,562	$ 487

Net Assets
Accumulation units	$ 235	$ 21	$ 8,216	$ 1,562	$ 487
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 235	$ 21	$ 8,216	$ 1,562	$ 487

Total number of mutual fund shares	68,774	6,360	796,888	1,561,684	74,619

Cost of mutual fund shares	$ 487	$ 35	$ 8,560	$ 1,562	$ 797

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Marsico
	ING Marsico		International
	Growth	ING Marsico	Opportunities
	Portfolio -	Growth	Portfolio -	ING MFS Total	ING MFS Total
	Institutional	Portfolio -	Institutional	Return Portfolio Return Portfolio
	Class	Service Class	Class	- Service Class	- Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 488	$ 60	$ 13,066	$ 2,077	$ 60

Total assets	488	60	13,066	2,077	60

Net assets	$ 488	$ 60	$ 13,066	$ 2,077	$ 60

Net Assets
Accumulation units	$ 488	$ 60	$ 13,066	$ 2,077	$ 60
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 488	$ 60	$ 13,066	$ 2,077	$ 60

Total number of mutual fund shares	42,958	5,311	1,696,899	174,571	5,094

Cost of mutual fund shares	$ 729	$ 78	$ 23,991	$ 2,961	$ 86

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

	ING Pioneer				ING T. Rowe
	Equity Income		ING Pioneer	ING Stock	Price Capital
	Portfolio -	ING Pioneer	Mid Cap Value	Index Portfolio -	Appreciation
	Institutional	Fund Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Service Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 1,266	$ 136	$ 133	$ 176	$ 8,117

Total assets	1,266	136	133	176	8,117

Net assets	$ 1,266	$ 136	$ 133	$ 176	$ 8,117

Net Assets
Accumulation units	$ 1,266	$ 136	$ 133	$ 176	$ 8,117
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 1,266	$ 136	$ 133	$ 176	$ 8,117

Total number of mutual fund shares	205,508	17,095	17,555	22,858	526,417

Cost of mutual fund shares	$ 1,853	$ 200	$ 196	$ 278	$ 12,520

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			ING Van	ING Van	ING Van
	ING T. Rowe	ING T. Rowe	Kampen Capital	Kampen	Kampen
	Price Equity	Price Equity	Growth	Growth and	Growth and
	Income	Income	Portfolio -	Income	Income
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Class	Service Class	Service 2 Class

Assets
Investments in mutual funds
at fair value	$ 3,134	$ 220	$ 28,688	$ 8,153	$ 30

Total assets	3,134	220	28,688	8,153	30

Net assets	$ 3,134	$ 220	$ 28,688	$ 8,153	$ 30

Net Assets
Accumulation units	$ 3,134	$ 220	$ 28,688	$ 8,153	$ 30
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 3,134	$ 220	$ 28,688	$ 8,153	$ 30

Total number of mutual fund shares	370,446	26,073	4,133,713	516,321	1,894

Cost of mutual fund shares	$ 4,996	$ 332	$ 54,742	$ 13,773	$ 47

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING VP Index
	Plus	ING VP Index	ING American	ING American	ING American
	International	Plus	Century Large	Century Large	Century Small-
	Equity Portfolio	International	Company Value	Company Value	Mid Cap Value
	- Institutional	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -
	Class	- Service Class	Initial Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 27	$ 599	$ 179	$ 13	$ 1,020

Total assets	27	599	179	13	1,020

Net assets	$ 27	$ 599	$ 179	$ 13	$ 1,020

Net Assets
Accumulation units	$ 27	$ 599	$ 179	$ 13	$ 1,020
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 27	$ 599	$ 179	$ 13	$ 1,020

Total number of mutual fund shares	5,270	116,261	38,729	2,881	138,172

Cost of mutual fund shares	$ 58	$ 1,121	$ 314	$ 29	$ 1,557

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

	ING American	ING Baron	ING Baron
	Century Small-	Small Cap	Small Cap	ING Davis New	ING Davis New
	Mid Cap Value	Growth	Growth	York Venture	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 31	$ 1,952	$ 93	$ 443	$ 45

Total assets	31	1,952	93	443	45

Net assets	$ 31	$ 1,952	$ 93	$ 443	$ 45

Net Assets
Accumulation units	$ 31	$ 1,952	$ 93	$ 443	$ 45
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 31	$ 1,952	$ 93	$ 443	$ 45

Total number of mutual fund shares	4,285	173,232	8,381	35,928	3,720

Cost of mutual fund shares	$ 47	$ 3,053	$ 146	$ 664	$ 73

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

	ING Fidelity®	ING Fidelity®
	VIP	VIP Equity-	ING Fidelity®	ING Fidelity®	ING JPMorgan
	Contrafund®	Income	VIP Growth	VIP Mid Cap	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 753	$ 168	$ 77	$ 224	$ 3,820

Total assets	753	168	77	224	3,820

Net assets	$ 753	$ 168	$ 77	$ 224	$ 3,820

Net Assets
Accumulation units	$ 753	$ 168	$ 77	$ 224	$ 3,820
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 753	$ 168	$ 77	$ 224	$ 3,820

Total number of mutual fund shares	119,923	27,783	10,602	25,218	409,401

Cost of mutual fund shares	$ 1,389	$ 310	$ 84	$ 340	$ 6,016

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		ING Legg	ING Legg
		Mason Partners	Mason Partners	ING Neuberger
	ING JPMorgan	Aggressive	Aggressive	Berman	ING
	Mid Cap Value	Growth	Growth	Partners	Oppenheimer
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Global Portfolio
	Service Class	Initial Class	Service Class	Initial Class	- Initial Class

Assets
Investments in mutual funds
at fair value	$ 184	$ 12,087	$ 8	$ 6,760	$ 29,897

Total assets	184	12,087	8	6,760	29,897

Net assets	$ 184	$ 12,087	$ 8	$ 6,760	$ 29,897

Net Assets
Accumulation units	$ 184	$ 12,087	$ 8	$ 6,760	$ 29,897
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 184	$ 12,087	$ 8	$ 6,760	$ 29,897

Total number of mutual fund shares	19,760	411,553	293	1,226,854	3,292,642

Cost of mutual fund shares	$ 253	$ 19,390	$ 13	$ 12,646	$ 42,978

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING
Oppenheimer
	ING	Strategic	ING PIMCO	ING PIMCO	ING Pioneer
	Oppenheimer	Income	Total Return	Total Return	High Yield
	Global Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Service Class	Initial Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 163	$ 336	$ 5,766	$ 205	$ 3,189

Total assets	163	336	5,766	205	3,189

Net assets	$ 163	$ 336	$ 5,766	$ 205	$ 3,189

Net Assets
Accumulation units	$ 163	$ 336	$ 5,766	$ 205	$ 3,189
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 163	$ 336	$ 5,766	$ 205	$ 3,189

Total number of mutual fund shares	18,463	37,538	520,377	18,625	489,816

Cost of mutual fund shares	$ 272	$ 399	$ 5,978	$ 206	$ 4,484

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 501	$ 208	$ 646	$ 498	$ 235

Total assets	501	208	646	498	235

Net assets	$ 501	$ 208	$ 646	$ 498	$ 235

Net Assets
Accumulation units	$ 501	$ 208	$ 646	$ 498	$ 235
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 501	$ 208	$ 646	$ 498	$ 235

Total number of mutual fund shares	57,016	23,851	78,630	61,061	29,051

Cost of mutual fund shares	$ 569	$ 223	$ 723	$ 670	$ 321

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

				ING Solution	ING Solution
	ING Solution	ING Solution	ING Solution	Income	Income
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 107	$ 117	$ 19	$ 2,583	$ 24

Total assets	107	117	19	2,583	24

Net assets	$ 107	$ 117	$ 19	$ 2,583	$ 24

Net Assets
Accumulation units	$ 107	$ 117	$ 19	$ 2,583	$ 24
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 107	$ 117	$ 19	$ 2,583	$ 24

Total number of mutual fund shares	13,339	14,567	2,344	273,935	2,608

Cost of mutual fund shares	$ 153	$ 169	$ 25	$ 3,190	$ 28

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Diversified	Price Diversified
	Mid Cap	Mid Cap	ING T. Rowe	ING T. Rowe	ING Templeton
	Growth	Growth	Price Growth	Price Growth	Foreign Equity
	Portfolio -	Portfolio -	Equity Portfolio	Equity Portfolio	Portfolio -
	Initial Class	Service Class	- Initial Class	- Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 31,016	$ 17	$ 1,988	$ 33	$ 388

Total assets	31,016	17	1,988	33	388

Net assets	$ 31,016	$ 17	$ 1,988	$ 33	$ 388

Net Assets
Accumulation units	$ 31,015	$ 17	$ 1,988	$ 33	$ 388
Contracts in payout (annuitization)	1	-	-	-	-

Total net assets	$ 31,016	$ 17	$ 1,988	$ 33	$ 388

Total number of mutual fund shares	6,742,571	3,803	60,830	1,023	49,341

Cost of mutual fund shares	$ 58,961	$ 24	$ 3,190	$ 53	$ 595

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

ING Van
	ING Templeton		ING UBS U.S.	ING UBS U.S.	Kampen
	Foreign Equity	ING Thornburg	Large Cap	Large Cap	Comstock
	Portfolio -	Value Portfolio -	Equity Portfolio	Equity Portfolio	Portfolio -
	Service Class	Service Class	- Initial Class	- Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 65	$ 52	$ 2,559	$ 5	$ 3,160

Total assets	65	52	2,559	5	3,160

Net assets	$ 65	$ 52	$ 2,559	$ 5	$ 3,160

Net Assets
Accumulation units	$ 65	$ 52	$ 2,559	$ 5	$ 3,160
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 65	$ 52	$ 2,559	$ 5	$ 3,160

Total number of mutual fund shares	8,221	2,543	412,818	760	443,776

Cost of mutual fund shares	$ 97	$ 56	$ 4,002	$ 7	$ 5,234

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

				ING VP	ING VP
	ING Van	ING Van	ING Van	Strategic	Strategic
	Kampen	Kampen Equity Kampen Equity		Allocation	Allocation
	Comstock	and Income	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 132	$ 8,665	$ 148	$ 1,912	$ 2,219

Total assets	132	8,665	148	1,912	2,219

Net assets	$ 132	$ 8,665	$ 148	$ 1,912	$ 2,219

Net Assets
Accumulation units	$ 132	$ 8,665	$ 148	$ 1,912	$ 2,219
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 132	$ 8,665	$ 148	$ 1,912	$ 2,219

Total number of mutual fund shares	18,576	336,490	5,801	209,137	245,167

Cost of mutual fund shares	$ 230	$ 12,223	$ 207	$ 2,595	$ 3,450

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING VP			ING
	Strategic		ING BlackRock	Opportunistic	ING
	Allocation	ING VP Growth	Global Science	Large Cap	Opportunistic
	Moderate	and Income	and Technology	Growth	Large Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -
	Class I	Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 3,208	$ 1,058	$ 376	$ 12	$ 513

Total assets	3,208	1,058	376	12	513

Net assets	$ 3,208	$ 1,058	$ 376	$ 12	$ 513

Net Assets
Accumulation units	$ 3,208	$ 1,058	$ 376	$ 12	$ 513
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 3,208	$ 1,058	$ 376	$ 12	$ 513

Total number of mutual fund shares	352,515	70,003	114,712	1,702	59,274

Cost of mutual fund shares	$ 4,528	$ 1,688	$ 550	$ 17	$ 796

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2008 (Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Small	ING VP
	Plus LargeCap	Plus MidCap	Plus SmallCap	Company	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -
	Class I	Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 2,726	$ 4,600	$ 2,744	$ 22	$ 12,521

Total assets	2,726	4,600	2,744	22	12,521

Net assets	$ 2,726	$ 4,600	$ 2,744	$ 22	$ 12,521

Net Assets
Accumulation units	$ 2,726	$ 4,600	$ 2,744	$ 22	$ 12,521
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 2,726	$ 4,600	$ 2,744	$ 22	$ 12,521

Total number of mutual fund shares	261,140	462,762	291,618	1,903	1,849,497

Cost of mutual fund shares	$ 3,952	$ 8,136	$ 4,747	$ 35	$ 23,360

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING VP	ING VP
	MidCap	SmallCap	ING VP	ING VP	ING VP Money
	Opportunities	Opportunities	Balanced	Intermediate	Market
	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 17,969	$ 10,328	$ 712	$ 2,103	$ 333

Total assets	17,969	10,328	712	2,103	333

Net assets	$ 17,969	$ 10,328	$ 712	$ 2,103	$ 333

Net Assets
Accumulation units	$ 17,967	$ 10,328	$ 712	$ 2,103	$ 333
Contracts in payout (annuitization)	2	-	-	-	-

Total net assets	$ 17,969	$ 10,328	$ 712	$ 2,103	$ 333

Total number of mutual fund shares	2,807,681	841,763	77,606	189,761	333,100

Cost of mutual fund shares	$ 18,398	$ 11,439	$ 1,058	$ 2,423	$ 333

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Neuberger
	Lord Abbett	Berman AMT
	Series Fund -	Socially	Oppenheimer	PIMCO Real	Pioneer High
	Mid-Cap Value	Responsive	Main Street	Return Portfolio	Yield VCT
	Portfolio - Class	Portfolio® -	Small Cap	- Administrative	Portfolio -
	VC	Class I	Fund®/VA	Class	Class I

Assets
Investments in mutual funds
at fair value	$ 770	$ 2,106	$ 72	$ 4,268	$ 710

Total assets	770	2,106	72	4,268	710

Net assets	$ 770	$ 2,106	$ 72	$ 4,268	$ 710

Net Assets
Accumulation units	$ 770	$ 2,106	$ 72	$ 4,268	$ 710
Contracts in payout (annuitization)	-	-	-	-	-

Total net assets	$ 770	$ 2,106	$ 72	$ 4,268	$ 710

Total number of mutual fund shares	73,291	224,287	6,807	379,042	109,875

Cost of mutual fund shares	$ 1,421	$ 3,037	$ 118	$ 4,830	$ 1,158

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	Wanger Select	Wanger USA

Assets
Investments in mutual funds
at fair value	$ 1,712	$ 1,177

Total assets	1,712	1,177

Net assets	$ 1,712	$ 1,177

Net Assets
Accumulation units	$ 1,712	$ 1,177
Contracts in payout (annuitization)	-	-

Total net assets	$ 1,712	$ 1,177

Total number of mutual fund shares	123,431	60,975

Cost of mutual fund shares	$ 3,199	$ 2,022

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

		American Funds	American Funds
	American Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth Growth-Income		International	Portfolio -	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 34	$ 44	$ 56	$ 953	$ 764

Total investment income	34	44	56	953	764
Expenses:
Mortality and expense risk
and other charges	47	27	31	573	1,127

Total expenses	47	27	31	573	1,127

Net investment income (loss)	(13)	17	25	380	(363)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(160)	(92)	(90)	(437)	(982)
Capital gains distributions	405	127	312	45	2,417

Total realized gain (loss) on investments
and capital gains distributions	245	35	222	(392)	1,435
Net unrealized appreciation
(depreciation) of investments	(2,118)	(984)	(1,461)	(21,492)	(43,922)

Net realized and unrealized gain (loss)
on investments	(1,873)	(949)	(1,239)	(21,884)	(42,487)

Net increase (decrease) in net assets
resulting from operations	$ (1,886)	$ (932)	$ (1,214)	$ (21,504)	$ (42,850)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

		Fidelity® VIP			ING
	Fidelity® VIP	Investment	Fidelity® VIP	Franklin Small	AllianceBernstein
	Index 500	Grade Bond	Money Market	Cap Value	Mid Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Securities Fund	Portfolio - Service
	Initial Class	Initial Class	Initial Class	- Class 2	Class

Net investment income (loss)
Income:
Dividends	$ 1,836	$ 752	$ 381	$ 18	$ -

Total investment income	1,836	752	381	18	-
Expenses:
Mortality and expense risk
and other charges	1,250	250	180	22	7

Total expenses	1,250	250	180	22	7

Net investment income (loss)	586	502	201	(4)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(724)	(213)	-	(45)	(39)
Capital gains distributions	1,002	15	-	124	97

Total realized gain (loss) on investments
and capital gains distributions	278	(198)	-	79	58
Net unrealized appreciation
(depreciation) of investments	(40,784)	(1,148)	-	(633)	(336)

Net realized and unrealized gain (loss)
on investments	(40,506)	(1,346)	-	(554)	(278)

Net increase (decrease) in net assets
resulting from operations	$ (39,920)	$ (844)	$ 201	$ (558)	$ (285)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock	ING BlackRock	ING FMRSM
	Growth	Large Cap	Large Cap	Diversified Mid	ING FMRSM
	Portfolio -	Growth	Growth	Cap Portfolio -	Diversified Mid
	Institutional	Portfolio -	Portfolio -	Institutional	Cap Portfolio -
	Class	Service Class	Service 2 Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 29	$ -	$ -	$ -	$ 8

Total investment income	29	-	-	-	8
Expenses:
Mortality and expense risk
and other charges	197	-	-	-	15

Total expenses	197	-	-	-	15

Net investment income (loss)	(168)	-	-	-	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(765)	(1)	-	-	(10)
Capital gains distributions	1,656	4	-	2	85

Total realized gain (loss) on investments
and capital gains distributions	891	3	-	2	75
Net unrealized appreciation
(depreciation) of investments	(7,615)	(20)	-	(17)	(589)

Net realized and unrealized gain (loss)
on investments	(6,724)	(17)	-	(15)	(514)

Net increase (decrease) in net assets
resulting from operations	$ (6,892)	$ (17)	$ -	$ (15)	$ (521)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

	ING Global		ING JPMorgan	ING JPMorgan
	Real Estate	ING Global	Emerging	Small Cap Core	ING Julius Baer
	Portfolio -	Resources	Markets Equity Equity Portfolio		Foreign
	Institutional	Portfolio -	Portfolio -	- Institutional	Portfolio -
	Class	Service Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 143	$ 154	$ 193	$ -

Total investment income	-	143	154	193	-
Expenses:
Mortality and expense risk
and other charges	11	119	92	342	94

Total expenses	11	119	92	342	94

Net investment income (loss)	(11)	24	62	(149)	(94)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(56)	(104)	511	(1,401)	(116)
Capital gains distributions	-	1,458	380	2,259	698

Total realized gain (loss) on investments
and capital gains distributions	(56)	1,354	891	858	582
Net unrealized appreciation
(depreciation) of investments	(959)	(5,599)	(5,418)	(9,047)	(4,153)

Net realized and unrealized gain (loss)
on investments	(1,015)	(4,245)	(4,527)	(8,189)	(3,571)

Net increase (decrease) in net assets
resulting from operations	$ (1,026)	$ (4,221)	$ (4,465)	$ (8,338)	$ (3,665)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

		ING Legg
	ING Julius Baer	Mason Value	ING Legg	ING Limited	ING Liquid
	Foreign	Portfolio -	Mason Value	Maturity Bond	Assets Portfolio
	Portfolio -	Institutional	Portfolio -	Portfolio -	- Institutional
	Service 2 Class	Class	Service 2 Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ -	$ 567	$ 47

Total investment income	-	1	-	567	47
Expenses:
Mortality and expense risk
and other charges	6	4	-	122	25

Total expenses	6	4	-	122	25

Net investment income (loss)	(6)	(3)	-	445	22

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	(20)	(16)	(20)	-
Capital gains distributions	45	67	8	62	-

Total realized gain (loss) on investments
and capital gains distributions	38	47	(8)	42	-
Net unrealized appreciation
(depreciation) of investments	(288)	(251)	(14)	(632)	-

Net realized and unrealized gain (loss)
on investments	(250)	(204)	(22)	(590)	-

Net increase (decrease) in net assets
resulting from operations	$ (256)	$ (207)	$ (22)	$ (145)	$ 22

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

	ING Lord				ING Marsico
	Abbett	ING Marsico			International
	Affiliated	Growth	ING Marsico	ING Marsico	Opportunities
	Portfolio -	Portfolio -	Growth	Growth	Portfolio -
	Institutional	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Class	Service Class	Service 2 Class	Class

Net investment income (loss)
Income:
Dividends	$ 21	$ 5	$ -	$ -	$ 268

Total investment income	21	5	-	-	268
Expenses:
Mortality and expense risk
and other charges	8	6	3	-	313

Total expenses	8	6	3	-	313

Net investment income (loss)	13	(1)	(3)	-	(45)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(48)	(37)	15	-	(567)
Capital gains distributions	90	-	-	-	2,289

Total realized gain (loss) on investments
and capital gains distributions	42	(37)	15	-	1,722
Net unrealized appreciation
(depreciation) of investments	(319)	(241)	(84)	(3)	(15,760)

Net realized and unrealized gain (loss)
on investments	(277)	(278)	(69)	(3)	(14,038)

Net increase (decrease) in net assets
resulting from operations	$ (264)	$ (279)	$ (72)	$ (3)	$ (14,083)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

			ING Pioneer
			Equity Income		ING Pioneer
	ING MFS Total	ING MFS Total	Portfolio -	ING Pioneer	Mid Cap Value
	Return Portfolio	Return Portfolio	Institutional	Fund Portfolio -	Portfolio -
	- Service Class	- Service 2 Class	Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 157	$ 4	$ 48	$ 4	$ 3

Total investment income	157	4	48	4	3
Expenses:
Mortality and expense risk
and other charges	42	1	24	2	2

Total expenses	42	1	24	2	2

Net investment income (loss)	115	3	24	2	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(273)	(1)	(119)	(4)	(12)
Capital gains distributions	266	6	-	4	9

Total realized gain (loss) on investments
and capital gains distributions	(7)	5	(119)	-	(3)
Net unrealized appreciation
(depreciation) of investments	(841)	(25)	(510)	(63)	(53)

Net realized and unrealized gain (loss)
on investments	(848)	(20)	(629)	(63)	(56)

Net increase (decrease) in net assets
resulting from operations	$ (733)	$ (17)	$ (605)	$ (61)	$ (55)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

					ING Van
		ING T. Rowe			Kampen Capital
	ING Stock	Price Capital	ING T. Rowe	ING T. Rowe	Growth
	Index Portfolio -	Appreciation	Price Equity	Price Equity	Portfolio -
	Institutional	Portfolio -	Income Portfolio Income Portfolio		Institutional
	Class	Service Class	- Service Class	- Service 2 Class	Class

Net investment income (loss)
Income:
Dividends	$ 8	$ 410	$ 176	$ 10	$ 47

Total investment income	8	410	176	10	47
Expenses:
Mortality and expense risk
and other charges	3	131	59	3	430

Total expenses	3	131	59	3	430

Net investment income (loss)	5	279	117	7	(383)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	(310)	(113)	(3)	(1,382)
Capital gains distributions	2	900	347	18	1,330

Total realized gain (loss) on investments
and capital gains distributions	(6)	590	234	15	(52)
Net unrealized appreciation
(depreciation) of investments	(92)	(3,943)	(2,163)	(121)	(26,054)

Net realized and unrealized gain (loss)
on investments	(98)	(3,353)	(1,929)	(106)	(26,106)

Net increase (decrease) in net assets
resulting from operations	$ (93)	$ (3,074)	$ (1,812)	$ (99)	$ (26,489)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

			ING Van	ING VP Index
	ING Van	ING Van	Kampen Large	Plus	ING VP Index
	Kampen	Kampen	Cap Growth	International	Plus
	Growth and	Growth and	Portfolio -	Equity Portfolio	International
	Income Portfolio	Income Portfolio	Institutional	- Institutional	Equity Portfolio
	- Service Class	- Service 2 Class	Class	Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 432	$ 1	$ 322	$ 2	$ 78

Total investment income	432	1	322	2	78
Expenses:
Mortality and expense risk
and other charges	164	-	254	-	14

Total expenses	164	-	254	-	14

Net investment income (loss)	268	1	68	2	64

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,117)	(2)	(3,232)	(2)	(408)
Capital gains distributions	1,018	3	2,062	10	368

Total realized gain (loss) on investments
and capital gains distributions	(99)	1	(1,170)	8	(40)
Net unrealized appreciation
(depreciation) of investments	(4,760)	(16)	(2,427)	(30)	(596)

Net realized and unrealized gain (loss)
on investments	(4,859)	(15)	(3,597)	(22)	(636)

Net increase (decrease) in net assets
resulting from operations	$ (4,591)	$ (14)	$ (3,529)	$ (20)	$ (572)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

	ING American	ING American	ING American	ING American	ING Baron
	Century Large	Century Large	Century Small-	Century Small-	Small Cap
	Company Value	Company Value	Mid Cap Value	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 27	$ 2	$ 13	$ -	$ -

Total investment income	27	2	13	-	-
Expenses:
Mortality and expense risk
and other charges	2	-	17	-	38

Total expenses	2	-	17	-	38

Net investment income (loss)	25	2	(4)	-	(38)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(51)	(2)	(112)	-	(1)
Capital gains distributions	67	7	153	4	87

Total realized gain (loss) on investments
and capital gains distributions	16	5	41	4	86
Net unrealized appreciation
(depreciation) of investments	(121)	(15)	(406)	(14)	(1,430)

Net realized and unrealized gain (loss)
on investments	(105)	(10)	(365)	(10)	(1,344)

Net increase (decrease) in net assets
resulting from operations	$ (80)	$ (8)	$ (369)	$ (10)	$ (1,382)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

	ING Baron			ING Fidelity®
	Small Cap	ING Davis New	ING Davis New	VIP	ING Fidelity®
	Growth	York Venture	York Venture	Contrafund®	VIP Equity-
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Income Portfolio
	Service Class	Initial Class	Service Class	Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 5	$ -	$ 49	$ 5

Total investment income	-	5	-	49	5
Expenses:
Mortality and expense risk
and other charges	2	8	1	13	3

Total expenses	2	8	1	13	3

Net investment income (loss)	(2)	(3)	(1)	36	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	(13)	-	(16)	(3)
Capital gains distributions	4	6	1	200	21

Total realized gain (loss) on investments
and capital gains distributions	(1)	(7)	1	184	18
Net unrealized appreciation
(depreciation) of investments	(58)	(248)	(28)	(746)	(131)

Net realized and unrealized gain (loss)
on investments	(59)	(255)	(27)	(562)	(113)

Net increase (decrease) in net assets
resulting from operations	$ (61)	$ (258)	$ (28)	$ (526)	$ (111)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

	ING Fidelity®	ING Fidelity®	ING JPMorgan	ING JPMorgan	ING JPMorgan
	VIP Growth	VIP Mid Cap	International	International	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 18	$ 2	$ 130

Total investment income	-	1	18	2	130
Expenses:
Mortality and expense risk
and other charges	-	4	2	-	70

Total expenses	-	4	2	-	70

Net investment income (loss)	-	(3)	16	2	60

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(4)	(331)	(38)	(55)
Capital gains distributions	-	18	305	38	482

Total realized gain (loss) on investments
and capital gains distributions	-	14	(26)	-	427
Net unrealized appreciation
(depreciation) of investments	(9)	(151)	(7)	(4)	(2,464)

Net realized and unrealized gain (loss)
on investments	(9)	(137)	(33)	(4)	(2,037)

Net increase (decrease) in net assets
resulting from operations	$ (9)	$ (140)	$ (17)	$ (2)	$ (1,977)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

		ING Legg	ING Legg	ING Legg	ING Legg
		Mason Partners	Mason Partners	Mason Partners	Mason Partners
	ING JPMorgan	Aggressive	Aggressive	Large Cap	Large Cap
	Mid Cap Value	Growth	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 4	$ -	$ -	$ -	$ -

Total investment income	4	-	-	-	-
Expenses:
Mortality and expense risk
and other charges	2	252	-	1	-

Total expenses	2	252	-	1	-

Net investment income (loss)	2	(252)	-	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	(409)	-	(32)	-
Capital gains distributions	14	-	-	20	-

Total realized gain (loss) on investments
and capital gains distributions	12	(409)	-	(12)	-
Net unrealized appreciation
(depreciation) of investments	(67)	(7,811)	(5)	2	-

Net realized and unrealized gain (loss)
on investments	(55)	(8,220)	(5)	(10)	-

Net increase (decrease) in net assets
resulting from operations	$ (53)	$ (8,472)	$ (5)	$ (11)	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

	ING Neuberger
	Berman	ING OpCap	ING OpCap	ING	ING
	Partners	Balanced Value	Balanced Value	Oppenheimer	Oppenheimer
	Portfolio -	Portfolio -	Portfolio -	Global Portfolio	Global Portfolio
	Initial Class	Initial Class	Service Class	- Initial Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 32	$ 9	$ 1	$ 1,027	$ 5

Total investment income	32	9	1	1,027	5
Expenses:
Mortality and expense risk
and other charges	174	2	-	619	3

Total expenses	174	2	-	619	3

Net investment income (loss)	(142)	7	1	408	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(384)	(121)	(8)	610	(4)
Capital gains distributions	-	39	1	3,548	19

Total realized gain (loss) on investments
and capital gains distributions	(384)	(82)	(7)	4,158	15
Net unrealized appreciation
(depreciation) of investments	(7,180)	16	-	(26,764)	(126)

Net realized and unrealized gain (loss)
on investments	(7,564)	(66)	(7)	(22,606)	(111)

Net increase (decrease) in net assets
resulting from operations	$ (7,706)	$ (59)	$ (6)	$ (22,198)	$ (109)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

	ING
	Oppenheimer	ING PIMCO	ING PIMCO	ING Pioneer
	Strategic	Total Return	Total Return	High Yield	ING Solution
	Income Portfolio	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	- Service Class	Initial Class	Service Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 18	$ 259	$ 5	$ 178	$ 4

Total investment income	18	259	5	178	4
Expenses:
Mortality and expense risk
and other charges	5	74	2	28	3

Total expenses	5	74	2	28	3

Net investment income (loss)	13	185	3	150	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	36	-	(208)	-
Capital gains distributions	1	80	2	29	5

Total realized gain (loss) on investments
and capital gains distributions	-	116	2	(179)	5
Net unrealized appreciation
(depreciation) of investments	(78)	(427)	(5)	(1,281)	(68)

Net realized and unrealized gain (loss)
on investments	(78)	(311)	(3)	(1,460)	(63)

Net increase (decrease) in net assets
resulting from operations	$ (65)	$ (126)	$ -	$ (1,310)	$ (62)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 2	$ 4	$ 7	$ 3	$ 1

Total investment income	2	4	7	3	1
Expenses:
Mortality and expense risk
and other charges	2	3	8	2	1

Total expenses	2	3	8	2	1

Net investment income (loss)	-	1	(1)	1	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	2	-	-	-
Capital gains distributions	2	8	16	6	3

Total realized gain (loss) on investments
and capital gains distributions	(11)	10	16	6	3
Net unrealized appreciation
(depreciation) of investments	(23)	(77)	(245)	(86)	(46)

Net realized and unrealized gain (loss)
on investments	(34)	(67)	(229)	(80)	(43)

Net increase (decrease) in net assets
resulting from operations	$ (34)	$ (66)	$ (230)	$ (79)	$ (43)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

					ING T. Rowe
					Price Diversified
					Mid Cap
	ING Solution	ING Solution	ING Solution	ING Solution	Growth
	2045 Portfolio -	2045 Portfolio -	Income Portfolio	Income Portfolio	Portfolio -
	Initial Class	Service Class	- Initial Class	- Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ 59	$ -	$ 219

Total investment income	2	-	59	-	219
Expenses:
Mortality and expense risk
and other charges	1	-	39	-	687

Total expenses	1	-	39	-	687

Net investment income (loss)	1	-	20	-	(468)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(6)	(15)	-	19
Capital gains distributions	4	-	50	-	7,732

Total realized gain (loss) on investments
and capital gains distributions	4	(6)	35	-	7,751
Net unrealized appreciation
(depreciation) of investments	(52)	(6)	(607)	(4)	(32,754)

Net realized and unrealized gain (loss)
on investments	(48)	(12)	(572)	(4)	(25,003)

Net increase (decrease) in net assets
resulting from operations	$ (47)	$ (12)	$ (552)	$ (4)	$ (25,471)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

	ING T. Rowe
	Price Diversified
	Mid Cap	ING T. Rowe	ING T. Rowe	ING Templeton	ING Templeton
	Growth	Price Growth	Price Growth	Foreign Equity	Foreign Equity
	Portfolio -	Equity Portfolio	Equity Portfolio	Portfolio -	Portfolio -
	Service Class	- Initial Class	- Service Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 38	$ -	$ 13	$ 2

Total investment income	-	38	-	13	2
Expenses:
Mortality and expense risk
and other charges	-	39	1	5	1

Total expenses	-	39	1	5	1

Net investment income (loss)	-	(1)	(1)	8	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	72	(1)	(51)	(1)
Capital gains distributions	2	210	3	-	-

Total realized gain (loss) on investments
and capital gains distributions	-	282	2	(51)	(1)
Net unrealized appreciation
(depreciation) of investments	(6)	(1,757)	(21)	(207)	(32)

Net realized and unrealized gain (loss)
on investments	(6)	(1,475)	(19)	(258)	(33)

Net increase (decrease) in net assets
resulting from operations	$ (6)	$ (1,476)	$ (20)	$ (250)	$ (32)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2008 (Dollars in thousands)

				ING Van	ING Van
		ING UBS U.S.	ING UBS U.S.	Kampen	Kampen
	ING Thornburg	Large Cap	Large Cap	Comstock	Comstock
	Value Portfolio -	Equity Portfolio	Equity Portfolio	Portfolio -	Portfolio -
	Service Class	- Initial Class	- Service Class	Initial Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 93	$ -	$ 191	$ 7

Total investment income	-	93	-	191	7
Expenses:
Mortality and expense risk
and other charges	-	55	-	59	2

Total expenses	-	55	-	59	2

Net investment income (loss)	-	38	-	132	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	(124)	(1)	(165)	(2)
Capital gains distributions	-	-	-	259	11

Total realized gain (loss) on investments
and capital gains distributions	(4)	(124)	(1)	94	9
Net unrealized appreciation
(depreciation) of investments	(4)	(1,827)	(2)	(2,122)	(88)

Net realized and unrealized gain (loss)
on investments	(8)	(1,951)	(3)	(2,028)	(79)

Net increase (decrease) in net assets
resulting from operations	$ (8)	$ (1,913)	$ (3)	$ (1,896)	$ (74)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

			ING VP	ING VP	ING VP
	ING Van	ING Van	Strategic	Strategic	Strategic
	Kampen Equity Kampen Equity		Allocation	Allocation	Allocation
	and Income	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 562	$ 9	$ 96	$ 56	$ 86

Total investment income	562	9	96	56	86
Expenses:
Mortality and expense risk
and other charges	155	2	33	34	44

Total expenses	155	2	33	34	44

Net investment income (loss)	407	7	63	22	42

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(347)	(1)	(176)	(118)	(119)
Capital gains distributions	608	9	190	317	338

Total realized gain (loss) on investments
and capital gains distributions	261	8	14	199	219
Net unrealized appreciation
(depreciation) of investments	(3,693)	(61)	(711)	(1,263)	(1,408)

Net realized and unrealized gain (loss)
on investments	(3,432)	(53)	(697)	(1,064)	(1,189)

Net increase (decrease) in net assets
resulting from operations	$ (3,025)	$ (46)	$ (634)	$ (1,042)	$ (1,147)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

			ING
		ING BlackRock	Opportunistic	ING
	ING VP Growth	Global Science	Large Cap	Opportunistic	ING VP Index
	and Income	and Technology	Growth	Large Cap	Plus LargeCap
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 22	$ -	$ -	$ 15	$ 67

Total investment income	22	-	-	15	67
Expenses:
Mortality and expense risk
and other charges	22	6	-	10	49

Total expenses	22	6	-	10	49

Net investment income (loss)	-	(6)	-	5	18

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(96)	6	-	(48)	(97)
Capital gains distributions	-	-	-	120	236

Total realized gain (loss) on investments
and capital gains distributions	(96)	6	-	72	139
Net unrealized appreciation
(depreciation) of investments	(632)	(206)	(6)	(408)	(1,722)

Net realized and unrealized gain (loss)
on investments	(728)	(200)	(6)	(336)	(1,583)

Net increase (decrease) in net assets
resulting from operations	$ (728)	$ (206)	$ (6)	$ (331)	$ (1,565)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

				ING VP
	ING VP Index	ING VP Index	ING VP Small	Financial	ING VP High
	Plus MidCap	Plus SmallCap	Company	Services	Yield Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 99	$ 42	$ -	$ 4	$ 241

Total investment income	99	42	-	4	241
Expenses:
Mortality and expense risk
and other charges	98	60	-	2	40

Total expenses	98	60	-	2	40

Net investment income (loss)	1	(18)	-	2	201

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(579)	(707)	(2)	(92)	(629)
Capital gains distributions	928	284	3	14	-

Total realized gain (loss) on investments
and capital gains distributions	349	(423)	1	(78)	(629)
Net unrealized appreciation
(depreciation) of investments	(3,429)	(1,229)	(11)	40	201

Net realized and unrealized gain (loss)
on investments	(3,080)	(1,652)	(10)	(38)	(428)

Net increase (decrease) in net assets
resulting from operations	$ (3,079)	$ (1,670)	$ (10)	$ (36)	$ (227)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

		ING VP		ING VP
	ING VP	MidCap		SmallCap	ING VP
	International	Opportunities	ING VP Real	Opportunities	Balanced
	Value Portfolio -	Portfolio -	Estate Portfolio	Portfolio -	Portfolio -
	Class I	Class I	- Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 542	$ -	$ 59	$ -	$ 41

Total investment income	542	-	59	-	41
Expenses:
Mortality and expense risk
and other charges	279	373	33	207	15

Total expenses	279	373	33	207	15

Net investment income (loss)	263	(373)	26	(207)	26

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(422)	1,131	(1,410)	982	(76)
Capital gains distributions	3,068	-	591	2,395	105

Total realized gain (loss) on investments
and capital gains distributions	2,646	1,131	(819)	3,377	29
Net unrealized appreciation
(depreciation) of investments	(13,463)	(12,695)	868	(9,136)	(398)

Net realized and unrealized gain (loss)
on investments	(10,817)	(11,564)	49	(5,759)	(369)

Net increase (decrease) in net assets
resulting from operations	$ (10,554)	$ (11,937)	$ 75	$ (5,966)	$ (343)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

				Neuberger
			Lord Abbett	Berman AMT
	ING VP	ING VP Money	Series Fund -	Socially	Oppenheimer
	Intermediate	Market	Mid-Cap Value	Responsive	Main Street
	Bond Portfolio -	Portfolio -	Portfolio - Class	Portfolio® -	Small Cap
	Class I	Class I	VC	Class I	Fund®/VA

Net investment income (loss)
Income:
Dividends	$ 123	$ 9	$ 14	$ 66	$ -

Total investment income	123	9	14	66	-
Expenses:
Mortality and expense risk
and other charges	26	4	14	45	1

Total expenses	26	4	14	45	1

Net investment income (loss)	97	5	-	21	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(23)	-	(79)	180	(4)
Capital gains distributions	51	-	46	227	5

Total realized gain (loss) on investments
and capital gains distributions	28	-	(33)	407	1
Net unrealized appreciation
(depreciation) of investments	(327)	(3)	(457)	(1,914)	(45)

Net realized and unrealized gain (loss)
on investments	(299)	(3)	(490)	(1,507)	(44)

Net increase (decrease) in net assets
resulting from operations	$ (202)	$ 2	$ (490)	$ (1,486)	$ (45)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Operations
For the year ended December 31, 2008
	(Dollars in thousands)

	PIMCO Real	Pioneer High
	Return Portfolio	Yield VCT
	- Administrative	Portfolio -
	Class	Class I	Wanger Select	Wanger USA

Net investment income (loss)
Income:
Dividends	$ 145	$ 90	$ -	$ -

Total investment income	145	90	-	-
Expenses:
Mortality and expense risk
and other charges	59	15	39	22

Total expenses	59	15	39	22

Net investment income (loss)	86	75	(39)	(22)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(99)	(50)	(24)	(50)
Capital gains distributions	7	12	92	191

Total realized gain (loss) on investments
and capital gains distributions	(92)	(38)	68	141
Net unrealized appreciation
(depreciation) of investments	(583)	(460)	(1,761)	(887)

Net realized and unrealized gain (loss)
on investments	(675)	(498)	(1,693)	(746)

Net increase (decrease) in net assets
resulting from operations	$ (589)	$ (423)	$ (1,732)	$ (768)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		American Funds	American Funds
	American Funds	Insurance	Insurance	Fidelity® VIP
	Insurance	Series® Growth-	Series®	Equity-Income
	Series® Growth	Income Fund -	International	Portfolio - Initial
	Fund - Class 2	Class 2	Fund - Class 2	Class

Net assets at January 1, 2007	$ -	$ -	$ -	$ 64,793
Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	14	14	171
Total realized gain (loss) on investments
and capital gains distributions	6	(4)	16	6,578
Net unrealized appreciation (depreciation)
of investments	(17)	(65)	51	(6,326)

Net increase (decrease) in net assets from operations	(7)	(55)	81	423
Changes from principal transactions:
Premiums	199	237	149	3,564
Death benefits	-	-	-	(222)
Surrenders and withdrawals	(124)	(132)	(139)	(12,301)
Policy loans	(1)	(3)	(1)	(112)
Contract charges	-	-	-	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	2,118	1,595	1,689	(1,743)

Increase (decrease) in net assets derived from
principal transactions	2,192	1,697	1,698	(10,815)

Total increase (decrease) in net assets	2,185	1,642	1,779	(10,392)

Net assets at December 31, 2007	2,185	1,642	1,779	54,401
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	17	25	380
Total realized gain (loss) on investments
and capital gains distributions	245	35	222	(392)
Net unrealized appreciation (depreciation)
of investments	(2,118)	(984)	(1,461)	(21,492)

Net increase (decrease) in net assets from operations	(1,886)	(932)	(1,214)	(21,504)
Changes from principal transactions:
Premiums	1,350	815	887	2,777
Death benefits	(1)	-	(1)	(160)
Surrenders and withdrawals	(670)	(378)	(454)	(5,979)
Policy loans	(26)	(16)	(18)	5
Contract charges	-	(1)	(1)	3
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	2,007	942	1,154	(3,803)

Increase (decrease) in net assets derived from
principal transactions	2,660	1,362	1,567	(7,157)

Total increase (decrease) in net assets	774	430	353	(28,661)

Net assets at December 31, 2008	$ 2,959	$ 2,072	$ 2,132	$ 25,740

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP
	Contrafund®	Index 500	Grade Bond	Money Market
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial
	Class	Class	Class	Class

Net assets at January 1, 2007	$ 105,673	$ 126,311	$ 22,191	$ 11,894

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(528)	2,634	618	466
Total realized gain (loss) on investments
and capital gains distributions	31,047	3,159	(177)	-
Net unrealized appreciation (depreciation)
of investments	(14,942)	(781)	127	-

Net increase (decrease) in net assets from operations	15,577	5,012	568	466
Changes from principal transactions:
Premiums	7,416	7,767	1,849	2,084
Death benefits	(122)	(131)	(33)	(20)
Surrenders and withdrawals	(19,670)	(19,343)	(4,474)	(5,552)
Policy loans	(219)	(426)	(87)	78
Contract charges	(18)	(7)	1	(13)
Annuity payments	-	-	-	(12)
Transfers between Divisions
(including fixed account), net	(3,299)	(5,826)	(795)	3,094

Increase (decrease) in net assets derived from
principal transactions	(15,912)	(17,966)	(3,539)	(341)

Total increase (decrease) in net assets	(335)	(12,954)	(2,971)	125

Net assets at December 31, 2007	105,338	113,357	19,220	12,019

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(363)	586	502	201
Total realized gain (loss) on investments
and capital gains distributions	1,435	278	(198)	-
Net unrealized appreciation (depreciation)
of investments	(43,922)	(40,784)	(1,148)	-

Net increase (decrease) in net assets from operations	(42,850)	(39,920)	(844)	201
Changes from principal transactions:
Premiums	6,394	5,987	1,479	3,906
Death benefits	(177)	(139)	(43)	(4)
Surrenders and withdrawals	(10,333)	(11,944)	(2,740)	(3,565)
Policy loans	(195)	45	8	(78)
Contract charges	(13)	7	3	1
Annuity payments	-	-	-	(3)
Transfers between Divisions
(including fixed account), net	(5,509)	(6,243)	(1,782)	1,383

Increase (decrease) in net assets derived from
principal transactions	(9,833)	(12,287)	(3,075)	1,640

Total increase (decrease) in net assets	(52,683)	(52,207)	(3,919)	1,841

Net assets at December 31, 2008	$ 52,655	$ 61,150	$ 15,301	$ 13,860

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING BlackRock
		ING	Large Cap	ING BlackRock
	Franklin Small	AllianceBernstein	Growth	Large Cap
	Cap Value	Mid Cap Growth	Portfolio -	Growth
	Securities Fund -	Portfolio - Service	Institutional	Portfolio -
	Class 2	Class	Class	Service Class

Net assets at January 1, 2007	$ 1,249	$ 389	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(7)	(186)	-
Total realized gain (loss) on investments
and capital gains distributions	154	1	10	-
Net unrealized appreciation (depreciation)
of investments	(233)	28	(300)	-

Net increase (decrease) in net assets from operations	(90)	22	(476)	-
Changes from principal transactions:
Premiums	353	75	-	6
Death benefits	-	-	-	-
Surrenders and withdrawals	(219)	(53)	-	(1)
Policy loans	(11)	(4)	-	-
Contract charges	(1)	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	396	174	18,683	34

Increase (decrease) in net assets derived from
principal transactions	518	192	18,683	39

Total increase (decrease) in net assets	428	214	18,207	39

Net assets at December 31, 2007	1,677	603	18,207	39
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(7)	(168)	-
Total realized gain (loss) on investments
and capital gains distributions	79	58	891	3
Net unrealized appreciation (depreciation)
of investments	(633)	(336)	(7,615)	(20)

Net increase (decrease) in net assets from operations	(558)	(285)	(6,892)	(17)
Changes from principal transactions:
Premiums	345	83	1,003	9
Death benefits	-	-	(34)	-
Surrenders and withdrawals	(211)	(32)	(1,709)	(2)
Policy loans	(8)	2	(2)	-
Contract charges	(1)	-	(1)	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	68	(43)	(755)	-

Increase (decrease) in net assets derived from
principal transactions	193	10	(1,498)	7

Total increase (decrease) in net assets	(365)	(275)	(8,390)	(10)

Net assets at December 31, 2008	$ 1,312	$ 328	$ 9,817	$ 29

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING BlackRock	ING FMRSM
	Large Cap	Diversified Mid	ING FMRSM	ING Global Real
	Growth	Cap Portfolio -	Diversified Mid	Estate Portfolio -
	Portfolio -	Institutional	Cap Portfolio -	Institutional
	Service 2 Class	Class	Service Class	Class

Net assets at January 1, 2007	$ 12	$ -	$ 696	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(12)	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	13	-
Net unrealized appreciation (depreciation)
of investments	-	-	102	-

Net increase (decrease) in net assets from operations	1	-	103	-
Changes from principal transactions:
Premiums	13	4	217	-
Death benefits	-	-	-	-
Surrenders and withdrawals	-	-	(52)	-
Policy loans	-	-	(1)	-
Contract charges	-	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(24)	1	178	-

Increase (decrease) in net assets derived from
principal transactions	(11)	5	342	-

Total increase (decrease) in net assets	(10)	5	445	-

Net assets at December 31, 2007	2	5	1,141	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(7)	(11)
Total realized gain (loss) on investments
and capital gains distributions	-	2	75	(56)
Net unrealized appreciation (depreciation)
of investments	-	(17)	(589)	(959)

Net increase (decrease) in net assets from operations	-	(15)	(521)	(1,026)
Changes from principal transactions:
Premiums	-	36	190	227
Death benefits	-	-	-	-
Surrenders and withdrawals	(2)	-	(116)	(81)
Policy loans	-	-	(2)	(4)
Contract charges	-	-	-	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	114	3,156

Increase (decrease) in net assets derived from
principal transactions	(2)	36	186	3,297

Total increase (decrease) in net assets	(2)	21	(335)	2,271

Net assets at December 31, 2008	$ -	$ 26	$ 806	$ 2,271

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING JPMorgan	ING JPMorgan
	ING Global	Emerging	Small Cap Core	ING Julius Baer
	Resources	Markets Equity Equity Portfolio		Foreign
	Portfolio -	Portfolio -	- Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class

Net assets at January 1, 2007	$ -	$ 5,203	$ 38,173	$ 8,411

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(108)	(26)	(379)	(109)
Total realized gain (loss) on investments
and capital gains distributions	1,171	655	1,987	1,214
Net unrealized appreciation (depreciation)
of investments	1,406	1,538	(2,244)	(70)

Net increase (decrease) in net assets from operations	2,469	2,167	(636)	1,035
Changes from principal transactions:
Premiums	968	768	2,064	946
Death benefits	(7)	(6)	(35)	(7)
Surrenders and withdrawals	(1,786)	(852)	(6,740)	(1,438)
Policy loans	(57)	(46)	(30)	(29)
Contract charges	(2)	(2)	1	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	7,797	2,128	(2,816)	62

Increase (decrease) in net assets derived from
principal transactions	6,913	1,990	(7,556)	(467)

Total increase (decrease) in net assets	9,382	4,157	(8,192)	568

Net assets at December 31, 2007	9,382	9,360	29,981	8,979

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	62	(149)	(94)
Total realized gain (loss) on investments
and capital gains distributions	1,354	891	858	582
Net unrealized appreciation (depreciation)
of investments	(5,599)	(5,418)	(9,047)	(4,153)

Net increase (decrease) in net assets from operations	(4,221)	(4,465)	(8,338)	(3,665)
Changes from principal transactions:
Premiums	1,284	992	1,616	949
Death benefits	(8)	(5)	(22)	(5)
Surrenders and withdrawals	(1,159)	(625)	(3,425)	(905)
Policy loans	(1)	(34)	22	(2)
Contract charges	(1)	(2)	2	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	120	(1,494)	(2,378)	(1,025)

Increase (decrease) in net assets derived from
principal transactions	235	(1,168)	(4,185)	(989)

Total increase (decrease) in net assets	(3,986)	(5,633)	(12,523)	(4,654)

Net assets at December 31, 2008	$ 5,396	$ 3,727	$ 17,458	$ 4,325

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Legg
	ING Julius Baer	Mason Value	ING Legg	ING Limited
	Foreign	Portfolio -	Mason Value	Maturity Bond
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service 2 Class	Class	Service 2 Class	Service Class

Net assets at January 1, 2007	$ 222	$ 739	$ 28	$ 10,039

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(6)	-	53
Total realized gain (loss) on investments
and capital gains distributions	26	25	-	12
Net unrealized appreciation (depreciation)
of investments	22	(45)	(3)	316

Net increase (decrease) in net assets from operations	43	(26)	(3)	381
Changes from principal transactions:
Premiums	168	75	6	664
Death benefits	-	-	-	(4)
Surrenders and withdrawals	(3)	(191)	-	(2,172)
Policy loans	-	6	-	(16)
Contract charges	-	-	-	1
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	43	(278)	3	(134)

Increase (decrease) in net assets derived from
principal transactions	208	(388)	9	(1,661)

Total increase (decrease) in net assets	251	(414)	6	(1,280)

Net assets at December 31, 2007	473	325	34	8,759

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(3)	-	445
Total realized gain (loss) on investments
and capital gains distributions	38	47	(8)	42
Net unrealized appreciation (depreciation)
of investments	(288)	(251)	(14)	(632)

Net increase (decrease) in net assets from operations	(256)	(207)	(22)	(145)
Changes from principal transactions:
Premiums	203	66	12	562
Death benefits	-	-	-	(1)
Surrenders and withdrawals	(20)	(31)	4	(1,328)
Policy loans	-	10	-	39
Contract charges	(1)	-	-	1
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(26)	72	(7)	329

Increase (decrease) in net assets derived from
principal transactions	156	117	9	(398)

Total increase (decrease) in net assets	(100)	(90)	(13)	(543)

Net assets at December 31, 2008	$ 373	$ 235	$ 21	$ 8,216

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Lord	ING Marsico
	ING Liquid	Abbett Affiliated	Growth	ING Marsico
	Assets Portfolio -	Portfolio -	Portfolio -	Growth
	Institutional	Institutional	Institutional	Portfolio -
	Class	Class	Class	Service Class

Net assets at January 1, 2007	$ 120	$ 120	$ -	$ 474
Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	(3)	-	(8)
Total realized gain (loss) on investments
and capital gains distributions	-	8	-	27
Net unrealized appreciation (depreciation)
of investments	-	6	-	38

Net increase (decrease) in net assets from operations	30	11	-	57
Changes from principal transactions:
Premiums	81	-	-	128
Death benefits	-	-	-	-
Surrenders and withdrawals	(1,200)	-	-	(98)
Policy loans	(2)	-	-	(1)
Contract charges	-	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	2,497	553	-	87

Increase (decrease) in net assets derived from
principal transactions	1,376	553	-	116

Total increase (decrease) in net assets	1,406	564	-	173

Net assets at December 31, 2007	1,526	684	-	647
Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	13	(1)	(3)
Total realized gain (loss) on investments
and capital gains distributions	-	42	(37)	15
Net unrealized appreciation (depreciation)
of investments	-	(319)	(241)	(84)

Net increase (decrease) in net assets from operations	22	(264)	(279)	(72)
Changes from principal transactions:
Premiums	148	89	98	62
Death benefits	-	-	(6)	-
Surrenders and withdrawals	(1,147)	(72)	(14)	(17)
Policy loans	2	(2)	(1)	-
Contract charges	-	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	1,011	52	690	(560)

Increase (decrease) in net assets derived from
principal transactions	14	67	767	(515)

Total increase (decrease) in net assets	36	(197)	488	(587)

Net assets at December 31, 2008	$ 1,562	$ 487	$ 488	$ 60

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Marsico
		International
	ING Marsico	Opportunities
	Growth	Portfolio -	ING MFS Total	ING MFS Total
	Portfolio -	Institutional	Return Portfolio	Return Portfolio
	Service 2 Class	Class	- Service Class	- Service 2 Class

Net assets at January 1, 2007	$ 10	$ 30,226	$ 5,324	$ 37
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(47)	61	-
Total realized gain (loss) on investments
and capital gains distributions	-	2,615	268	2
Net unrealized appreciation (depreciation)
of investments	2	2,575	(196)	(2)

Net increase (decrease) in net assets from operations	2	5,143	133	-
Changes from principal transactions:
Premiums	14	1,822	376	7
Death benefits	-	(44)	(7)	-
Surrenders and withdrawals	-	(5,666)	(1,361)	2
Policy loans	(1)	(88)	(22)	(1)
Contract charges	-	(9)	(1)	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	(952)	(360)	2

Increase (decrease) in net assets derived from
principal transactions	13	(4,937)	(1,375)	10

Total increase (decrease) in net assets	15	206	(1,242)	10

Net assets at December 31, 2007	25	30,432	4,082	47
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(45)	115	3
Total realized gain (loss) on investments
and capital gains distributions	-	1,722	(7)	5
Net unrealized appreciation (depreciation)
of investments	(3)	(15,760)	(841)	(25)

Net increase (decrease) in net assets from operations	(3)	(14,083)	(733)	(17)
Changes from principal transactions:
Premiums	17	1,656	262	30
Death benefits	-	(19)	(1)	-
Surrenders and withdrawals	-	(3,261)	(553)	(3)
Policy loans	-	(67)	5	-
Contract charges	-	(8)	(1)	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(39)	(1,584)	(984)	3

Increase (decrease) in net assets derived from
principal transactions	(22)	(3,283)	(1,272)	30

Total increase (decrease) in net assets	(25)	(17,366)	(2,005)	13

Net assets at December 31, 2008	$ -	$ 13,066	$ 2,077	$ 60

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Pioneer
	Equity Income		ING Pioneer	ING Stock Index
	Portfolio -	ING Pioneer	Mid Cap Value	Portfolio -
	Institutional	Fund Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Class

Net assets at January 1, 2007	$ -	$ 57	$ 63	$ 242

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	(1)	(1)	3
Total realized gain (loss) on investments
and capital gains distributions	8	11	17	30
Net unrealized appreciation (depreciation)
of investments	(77)	(5)	(16)	(29)

Net increase (decrease) in net assets from operations	(54)	5	-	4
Changes from principal transactions:
Premiums	-	19	43	59
Death benefits	-	-	-	-
Surrenders and withdrawals	-	(45)	(17)	(290)
Policy loans	-	(1)	(1)	1
Contract charges	-	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	2,188	84	40	182

Increase (decrease) in net assets derived from
principal transactions	2,188	57	65	(48)

Total increase (decrease) in net assets	2,134	62	65	(44)

Net assets at December 31, 2007	2,134	119	128	198

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	2	1	5
Total realized gain (loss) on investments
and capital gains distributions	(119)	-	(3)	(6)
Net unrealized appreciation (depreciation)
of investments	(510)	(63)	(53)	(92)

Net increase (decrease) in net assets from operations	(605)	(61)	(55)	(93)
Changes from principal transactions:
Premiums	365	39	68	79
Death benefits	-	-	-	-
Surrenders and withdrawals	(330)	-	(14)	(7)
Policy loans	(6)	(2)	-	(3)
Contract charges	(1)	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(291)	41	6	2

Increase (decrease) in net assets derived from
principal transactions	(263)	78	60	71

Total increase (decrease) in net assets	(868)	17	5	(22)

Net assets at December 31, 2008	$ 1,266	$ 136	$ 133	$ 176

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING Van
	ING T. Rowe			Kampen Capital
	Price Capital	ING T. Rowe	ING T. Rowe	Growth
	Appreciation	Price Equity	Price Equity	Portfolio -
	Portfolio -	Income Portfolio	Income Portfolio	Institutional
	Service Class	- Service Class	- Service 2 Class	Class

Net assets at January 1, 2007	$ 6,636	$ 5,313	$ 216	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	40	(3)	-	-
Total realized gain (loss) on investments
and capital gains distributions	935	428	12	-
Net unrealized appreciation (depreciation)
of investments	(792)	(327)	(8)	-

Net increase (decrease) in net assets from operations	183	98	4	-
Changes from principal transactions:
Premiums	1,574	677	59	-
Death benefits	(3)	(9)	-	-
Surrenders and withdrawals	(1,251)	(1,167)	(9)	-
Policy loans	(30)	(18)	(1)	-
Contract charges	(1)	(2)	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	2,767	192	(16)	-

Increase (decrease) in net assets derived from
principal transactions	3,056	(327)	33	-

Total increase (decrease) in net assets	3,239	(229)	37	-

Net assets at December 31, 2007	9,875	5,084	253	-
Increase (decrease) in net assets
Operations:
Net investment income (loss)	279	117	7	(383)
Total realized gain (loss) on investments
and capital gains distributions	590	234	15	(52)
Net unrealized appreciation (depreciation)
of investments	(3,943)	(2,163)	(121)	(26,054)

Net increase (decrease) in net assets from operations	(3,074)	(1,812)	(99)	(26,489)
Changes from principal transactions:
Premiums	1,599	640	99	2,052
Death benefits	(1)	(2)	-	(113)
Surrenders and withdrawals	(1,300)	(571)	(13)	(4,351)
Policy loans	(15)	4	-	103
Contract charges	(2)	(2)	-	3
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	1,035	(207)	(20)	57,483

Increase (decrease) in net assets derived from
principal transactions	1,316	(138)	66	55,177

Total increase (decrease) in net assets	(1,758)	(1,950)	(33)	28,688

Net assets at December 31, 2008	$ 8,117	$ 3,134	$ 220	$ 28,688

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING Van	ING VP Index
	ING Van	ING Van	Kampen Large	Plus
	Kampen Growth	Kampen Growth	Cap Growth	International
	and Income	and Income	Portfolio -	Equity Portfolio
	Portfolio -	Portfolio -	Institutional	- Institutional
	Service Class	Service 2 Class	Class	Class

Net assets at January 1, 2007	$ 20,970	$ 27	$ 77,173	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	-	(841)	-
Total realized gain (loss) on investments
and capital gains distributions	1,364	3	452	-
Net unrealized appreciation (depreciation)
of investments	(1,056)	(3)	2,176	(1)

Net increase (decrease) in net assets from operations	304	-	1,787	(1)
Changes from principal transactions:
Premiums	1,209	22	4,036	7
Death benefits	(48)	-	(155)	-
Surrenders and withdrawals	(3,005)	-	(13,264)	-
Policy loans	(42)	-	19	-
Contract charges	-	-	(9)	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(3,171)	(10)	(4,237)	28

Increase (decrease) in net assets derived from
principal transactions	(5,057)	12	(13,610)	35

Total increase (decrease) in net assets	(4,753)	12	(11,823)	34

Net assets at December 31, 2007	16,217	39	65,350	34
Increase (decrease) in net assets
Operations:
Net investment income (loss)	268	1	68	2
Total realized gain (loss) on investments
and capital gains distributions	(99)	1	(1,170)	8
Net unrealized appreciation (depreciation)
of investments	(4,760)	(16)	(2,427)	(30)

Net increase (decrease) in net assets from operations	(4,591)	(14)	(3,529)	(20)
Changes from principal transactions:
Premiums	938	16	1,122	22
Death benefits	(69)	-	(49)	-
Surrenders and withdrawals	(1,770)	(1)	(1,987)	-
Policy loans	(27)	(1)	56	(2)
Contract charges	-	-	(2)	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(2,545)	(9)	(60,961)	(7)

Increase (decrease) in net assets derived from
principal transactions	(3,473)	5	(61,821)	13

Total increase (decrease) in net assets	(8,064)	(9)	(65,350)	(7)

Net assets at December 31, 2008	$ 8,153	$ 30	$ -	$ 27

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP Index	ING American	ING American	ING American
	Plus	Century Large	Century Large	Century Small-
	International	Company Value	Company Value	Mid Cap Value
	Equity Portfolio	Portfolio - Initial	Portfolio -	Portfolio - Initial
	- Service Class	Class	Service Class	Class

Net assets at January 1, 2007	$ 1,064	$ 145	$ 6	$ 1,705

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17)	-	-	(12)
Total realized gain (loss) on investments
and capital gains distributions	81	20	1	245
Net unrealized appreciation (depreciation)
of investments	12	(26)	(1)	(282)

Net increase (decrease) in net assets from operations	76	(6)	-	(49)
Changes from principal transactions:
Premiums	39	46	5	236
Death benefits	-	-	-	-
Surrenders and withdrawals	(326)	(29)	-	(238)
Policy loans	(6)	(2)	-	(11)
Contract charges	(1)	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	280	32	-	(332)

Increase (decrease) in net assets derived from
principal transactions	(14)	47	5	(345)

Total increase (decrease) in net assets	62	41	5	(394)

Net assets at December 31, 2007	1,126	186	11	1,311

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	25	2	(4)
Total realized gain (loss) on investments
and capital gains distributions	(40)	16	5	41
Net unrealized appreciation (depreciation)
of investments	(596)	(121)	(15)	(406)

Net increase (decrease) in net assets from operations	(572)	(80)	(8)	(369)
Changes from principal transactions:
Premiums	44	65	11	220
Death benefits	-	-	-	-
Surrenders and withdrawals	(74)	(9)	-	(95)
Policy loans	(1)	-	-	(3)
Contract charges	(1)	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	77	17	(1)	(44)

Increase (decrease) in net assets derived from
principal transactions	45	73	10	78

Total increase (decrease) in net assets	(527)	(7)	2	(291)

Net assets at December 31, 2008	$ 599	$ 179	$ 13	$ 1,020

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING American	ING Baron	ING Baron
	Century Small-	Small Cap	Small Cap	ING Davis New
	Mid Cap Value	Growth	Growth	York Venture
	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial
	Service Class	Class	Service Class	Class

Net assets at January 1, 2007	$ 9	$ 2,944	$ 47	$ 412

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(46)	(1)	(6)
Total realized gain (loss) on investments
and capital gains distributions	2	178	-	11
Net unrealized appreciation (depreciation)
of investments	(3)	13	2	8

Net increase (decrease) in net assets from operations	(1)	145	1	13
Changes from principal transactions:
Premiums	15	524	56	72
Death benefits	-	(7)	-	-
Surrenders and withdrawals	(1)	(399)	2	(95)
Policy loans	-	(25)	-	(1)
Contract charges	-	(1)	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	58	8	197

Increase (decrease) in net assets derived from
principal transactions	14	150	66	173

Total increase (decrease) in net assets	13	295	67	186

Net assets at December 31, 2007	22	3,239	114	598

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(38)	(2)	(3)
Total realized gain (loss) on investments
and capital gains distributions	4	86	(1)	(7)
Net unrealized appreciation (depreciation)
of investments	(14)	(1,430)	(58)	(248)

Net increase (decrease) in net assets from operations	(10)	(1,382)	(61)	(258)
Changes from principal transactions:
Premiums	19	496	48	137
Death benefits	-	(4)	-	-
Surrenders and withdrawals	-	(216)	(3)	(46)
Policy loans	-	2	(1)	-
Contract charges	-	(1)	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	(182)	(4)	12

Increase (decrease) in net assets derived from
principal transactions	19	95	40	103

Total increase (decrease) in net assets	9	(1,287)	(21)	(155)

Net assets at December 31, 2008	$ 31	$ 1,952	$ 93	$ 443

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Fidelity®
	ING Davis New	VIP	ING Fidelity®	ING Fidelity®
	York Venture	Contrafund®	VIP Equity-	VIP Growth
	Portfolio -	Portfolio -	Income Portfolio	Portfolio -
	Service Class	Service Class	- Service Class	Service Class

Net assets at January 1, 2007	$ 2	$ 641	$ 93	$ 5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(9)	1	-
Total realized gain (loss) on investments
and capital gains distributions	-	56	12	-
Net unrealized appreciation (depreciation)
of investments	-	74	(21)	2

Net increase (decrease) in net assets from operations	-	121	(8)	2
Changes from principal transactions:
Premiums	6	317	89	9
Death benefits	-	-	-	-
Surrenders and withdrawals	-	(46)	(10)	(1)
Policy loans	-	(2)	-	-
Contract charges	-	(1)	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	10	57	53	(1)

Increase (decrease) in net assets derived from
principal transactions	16	325	132	7

Total increase (decrease) in net assets	16	446	124	9

Net assets at December 31, 2007	18	1,087	217	14

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	36	2	-
Total realized gain (loss) on investments
and capital gains distributions	1	184	18	-
Net unrealized appreciation (depreciation)
of investments	(28)	(746)	(131)	(9)

Net increase (decrease) in net assets from operations	(28)	(526)	(111)	(9)
Changes from principal transactions:
Premiums	58	291	94	15
Death benefits	-	-	-	-
Surrenders and withdrawals	-	(52)	(2)	(2)
Policy loans	-	(1)	(5)	-
Contract charges	-	(1)	(1)	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(3)	(45)	(24)	59

Increase (decrease) in net assets derived from
principal transactions	55	192	62	72

Total increase (decrease) in net assets	27	(334)	(49)	63

Net assets at December 31, 2008	$ 45	$ 753	$ 168	$ 77

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Fidelity®	ING JPMorgan	ING JPMorgan	ING JPMorgan
	VIP Mid Cap	International	International	Mid Cap Value
	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial
	Service Class	Class	Service Class	Class

Net assets at January 1, 2007	$ 198	$ 257	$ 22	$ 6,024

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	5	-	(43)
Total realized gain (loss) on investments
and capital gains distributions	9	37	-	579
Net unrealized appreciation (depreciation)
of investments	26	(10)	2	(472)

Net increase (decrease) in net assets from operations	31	32	2	64
Changes from principal transactions:
Premiums	88	258	45	881
Death benefits	-	-	-	(3)
Surrenders and withdrawals	(14)	(1)	(1)	(854)
Policy loans	(1)	-	-	(45)
Contract charges	-	-	-	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	10	38	2	191

Increase (decrease) in net assets derived from
principal transactions	83	295	46	169

Total increase (decrease) in net assets	114	327	48	233

Net assets at December 31, 2007	312	584	70	6,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	16	2	60
Total realized gain (loss) on investments
and capital gains distributions	14	(26)	-	427
Net unrealized appreciation (depreciation)
of investments	(151)	(7)	(4)	(2,464)

Net increase (decrease) in net assets from operations	(140)	(17)	(2)	(1,977)
Changes from principal transactions:
Premiums	86	66	12	723
Death benefits	-	-	-	-
Surrenders and withdrawals	(16)	(16)	-	(483)
Policy loans	-	2	-	(11)
Contract charges	-	-	-	1
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(18)	(619)	(80)	(690)

Increase (decrease) in net assets derived from
principal transactions	52	(567)	(68)	(460)

Total increase (decrease) in net assets	(88)	(584)	(70)	(2,437)

Net assets at December 31, 2008	$ 224	$ -	$ -	$ 3,820

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Legg	ING Legg	ING Legg
		Mason Partners	Mason Partners	Mason Partners
	ING JPMorgan	Aggressive	Aggressive	Large Cap
	Mid Cap Value	Growth	Growth	Growth
	Portfolio -	Portfolio - Initial	Portfolio -	Portfolio - Initial
	Service Class	Class	Service Class	Class

Net assets at January 1, 2007	$ 84	$ 28,466	$ 10	$ 90
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(364)	-	(2)
Total realized gain (loss) on investments
and capital gains distributions	6	302	1	10
Net unrealized appreciation (depreciation)
of investments	(7)	(580)	(1)	(6)

Net increase (decrease) in net assets from operations	(2)	(642)	-	2
Changes from principal transactions:
Premiums	65	1,439	4	14
Death benefits	-	(56)	-	-
Surrenders and withdrawals	-	(4,507)	-	(45)
Policy loans	-	(52)	-	3
Contract charges	-	(5)	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	27	(1,744)	(5)	65

Increase (decrease) in net assets derived from
principal transactions	92	(4,925)	(1)	37

Total increase (decrease) in net assets	90	(5,567)	(1)	39

Net assets at December 31, 2007	174	22,899	9	129
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(252)	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	12	(409)	-	(12)
Net unrealized appreciation (depreciation)
of investments	(67)	(7,811)	(5)	2

Net increase (decrease) in net assets from operations	(53)	(8,472)	(5)	(11)
Changes from principal transactions:
Premiums	27	1,096	4	1
Death benefits	-	(33)	-	-
Surrenders and withdrawals	(3)	(2,133)	-	-
Policy loans	-	34	-	-
Contract charges	-	(1)	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	39	(1,303)	-	(119)

Increase (decrease) in net assets derived from
principal transactions	63	(2,340)	4	(118)

Total increase (decrease) in net assets	10	(10,812)	(1)	(129)

Net assets at December 31, 2008	$ 184	$ 12,087	$ 8	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Legg
	Mason Partners	ING Neuberger
	Large Cap	Berman	ING OpCap	ING OpCap
	Growth	Partners	Balanced Value	Balanced Value
	Portfolio -	Portfolio - Initial	Portfolio - Initial	Portfolio -
	Service Class	Class	Class	Service Class

Net assets at January 1, 2007	$ -	$ 19,909	$ 166	$ 2
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(202)	1	-
Total realized gain (loss) on investments
and capital gains distributions	-	1,209	20	-
Net unrealized appreciation (depreciation)
of investments	-	295	(27)	-

Net increase (decrease) in net assets from operations	-	1,302	(6)	-
Changes from principal transactions:
Premiums	-	960	19	2
Death benefits	-	(5)	-	-
Surrenders and withdrawals	-	(4,461)	(33)	-
Policy loans	-	(43)	(4)	-
Contract charges	-	(2)	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	(1,194)	9	(2)

Increase (decrease) in net assets derived from
principal transactions	-	(4,745)	(9)	-

Total increase (decrease) in net assets	-	(3,443)	(15)	-

Net assets at December 31, 2007	-	16,466	151	2
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(142)	7	1
Total realized gain (loss) on investments
and capital gains distributions	-	(384)	(82)	(7)
Net unrealized appreciation (depreciation)
of investments	-	(7,180)	16	-

Net increase (decrease) in net assets from operations	-	(7,706)	(59)	(6)
Changes from principal transactions:
Premiums	-	816	3	14
Death benefits	-	(22)	-	-
Surrenders and withdrawals	-	(1,966)	-	-
Policy loans	-	(19)	-	-
Contract charges	-	(1)	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	(808)	(95)	(10)

Increase (decrease) in net assets derived from
principal transactions	-	(2,000)	(92)	4

Total increase (decrease) in net assets	-	(9,706)	(151)	(2)

Net assets at December 31, 2008	$ -	$ 6,760	$ -	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING
	ING	ING	Oppenheimer	ING PIMCO
	Oppenheimer	Oppenheimer	Strategic Income	Total Return
	Global Portfolio	Global Portfolio	Portfolio -	Portfolio - Initial
	- Initial Class	- Service Class	Service Class	Class

Net assets at January 1, 2007	$ 62,695	$ 223	$ 147	$ 3,496
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(211)	(1)	7	67
Total realized gain (loss) on investments
and capital gains distributions	5,312	17	1	47
Net unrealized appreciation (depreciation)
of investments	(1,901)	(6)	8	142

Net increase (decrease) in net assets from operations	3,200	10	16	256
Changes from principal transactions:
Premiums	3,715	49	128	403
Death benefits	(200)	-	-	(1)
Surrenders and withdrawals	(9,547)	(33)	(16)	(951)
Policy loans	(171)	(3)	-	(18)
Contract charges	(10)	-	-	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1,852)	(24)	57	232

Increase (decrease) in net assets derived from
principal transactions	(8,065)	(11)	169	(336)

Total increase (decrease) in net assets	(4,865)	(1)	185	(80)

Net assets at December 31, 2007	57,830	222	332	3,416
Increase (decrease) in net assets
Operations:
Net investment income (loss)	408	2	13	185
Total realized gain (loss) on investments
and capital gains distributions	4,158	15	-	116
Net unrealized appreciation (depreciation)
of investments	(26,764)	(126)	(78)	(427)

Net increase (decrease) in net assets from operations	(22,198)	(109)	(65)	(126)
Changes from principal transactions:
Premiums	3,065	67	56	877
Death benefits	(95)	-	-	-
Surrenders and withdrawals	(5,183)	(20)	(23)	(936)
Policy loans	(12)	-	(1)	(7)
Contract charges	(2)	-	-	(2)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(3,508)	3	37	2,544

Increase (decrease) in net assets derived from
principal transactions	(5,735)	50	69	2,476

Total increase (decrease) in net assets	(27,933)	(59)	4	2,350

Net assets at December 31, 2008	$ 29,897	$ 163	$ 336	$ 5,766

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio - Initial	2015 Portfolio -	2015 Portfolio -
	Service Class	Class	Initial Class	Service Class

Net assets at January 1, 2007	$ 42	$ 207	$ -	$ 73

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	19	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	7	-	-
Net unrealized appreciation (depreciation)
of investments	3	(17)	-	3

Net increase (decrease) in net assets from operations	4	9	-	2
Changes from principal transactions:
Premiums	30	405	-	12
Death benefits	-	-	-	-
Surrenders and withdrawals	(1)	(335)	-	-
Policy loans	(4)	(1)	-	(1)
Contract charges	-	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	1	578	20	1

Increase (decrease) in net assets derived from
principal transactions	26	647	20	12

Total increase (decrease) in net assets	30	656	20	14

Net assets at December 31, 2007	72	863	20	87

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	150	1	-
Total realized gain (loss) on investments
and capital gains distributions	2	(179)	5	(11)
Net unrealized appreciation (depreciation)
of investments	(5)	(1,281)	(68)	(23)

Net increase (decrease) in net assets from operations	-	(1,310)	(62)	(34)
Changes from principal transactions:
Premiums	60	317	425	133
Death benefits	-	(18)	-	-
Surrenders and withdrawals	(2)	(377)	-	(4)
Policy loans	-	2	-	(5)
Contract charges	-	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	75	3,712	118	31

Increase (decrease) in net assets derived from
principal transactions	133	3,636	543	155

Total increase (decrease) in net assets	133	2,326	481	121

Net assets at December 31, 2008	$ 205	$ 3,189	$ 501	$ 208

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Initial Class	Service Class	Initial Class	Service Class

Net assets at January 1, 2007	$ -	$ 593	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(7)	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	8	-	-
Net unrealized appreciation (depreciation)
of investments	-	17	-	-

Net increase (decrease) in net assets from operations	-	18	-	-
Changes from principal transactions:
Premiums	-	26	-	39
Death benefits	-	-	-	-
Surrenders and withdrawals	-	(23)	-	-
Policy loans	-	(4)	-	-
Contract charges	-	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	(2)	-	(1)

Increase (decrease) in net assets derived from
principal transactions	-	(3)	-	38

Total increase (decrease) in net assets	-	15	-	38

Net assets at December 31, 2007	-	608	-	38

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	1	-
Total realized gain (loss) on investments
and capital gains distributions	10	16	6	3
Net unrealized appreciation (depreciation)
of investments	(77)	(245)	(86)	(46)

Net increase (decrease) in net assets from operations	(66)	(230)	(79)	(43)
Changes from principal transactions:
Premiums	549	105	230	65
Death benefits	-	-	-	-
Surrenders and withdrawals	-	31	-	48
Policy loans	-	1	-	-
Contract charges	-	-	-	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	163	(17)	84	-

Increase (decrease) in net assets derived from
principal transactions	712	120	314	112

Total increase (decrease) in net assets	646	(110)	235	69

Net assets at December 31, 2008	$ 646	$ 498	$ 235	$ 107

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2045 Portfolio -	2045 Portfolio -	Income Portfolio	Income Portfolio
	Initial Class	Service Class	- Initial Class	- Service Class

Net assets at January 1, 2007	$ -	$ -	$ -	$ 6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	-	-

Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Premiums	-	1	-	9
Death benefits	-	-	-	-
Surrenders and withdrawals	-	-	-	-
Policy loans	-	-	-	-
Contract charges	-	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	2	-	-	1

Increase (decrease) in net assets derived from
principal transactions	2	1	-	10

Total increase (decrease) in net assets	2	1	-	10

Net assets at December 31, 2007	2	1	-	16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	20	-
Total realized gain (loss) on investments
and capital gains distributions	4	(6)	35	-
Net unrealized appreciation (depreciation)
of investments	(52)	(6)	(607)	(4)

Net increase (decrease) in net assets from operations	(47)	(12)	(552)	(4)
Changes from principal transactions:
Premiums	51	25	1	12
Death benefits	-	-	-	-
Surrenders and withdrawals	-	-	(76)	-
Policy loans	-	(1)	(12)	-
Contract charges	-	-	(2)	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	111	6	3,224	-

Increase (decrease) in net assets derived from
principal transactions	162	30	3,135	12

Total increase (decrease) in net assets	115	18	2,583	8

Net assets at December 31, 2008	$ 117	$ 19	$ 2,583	$ 24

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Diversified	Price Diversified
	Mid Cap	Mid Cap	ING T. Rowe	ING T. Rowe
	Growth	Growth	Price Growth	Price Growth
	Portfolio - Initial	Portfolio -	Equity Portfolio	Equity Portfolio
	Class	Service Class	- Initial Class	- Service Class

Net assets at January 1, 2007	$ 65,223	$ 10	$ 3,153	$ 15
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(792)	-	(31)	-
Total realized gain (loss) on investments
and capital gains distributions	8,184	2	290	2
Net unrealized appreciation (depreciation)
of investments	(13)	(1)	7	-

Net increase (decrease) in net assets from operations	7,379	1	266	2
Changes from principal transactions:
Premiums	3,909	10	526	13
Death benefits	(137)	-	-	-
Surrenders and withdrawals	(9,735)	(6)	(314)	-
Policy loans	(120)	-	(16)	-
Contract charges	(23)	-	(1)	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(3,906)	(2)	(4)	3

Increase (decrease) in net assets derived from
principal transactions	(10,012)	2	191	16

Total increase (decrease) in net assets	(2,633)	3	457	18

Net assets at December 31, 2007	62,590	13	3,610	33
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(468)	-	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	7,751	-	282	2
Net unrealized appreciation (depreciation)
of investments	(32,754)	(6)	(1,757)	(21)

Net increase (decrease) in net assets from operations	(25,471)	(6)	(1,476)	(20)
Changes from principal transactions:
Premiums	3,156	23	519	25
Death benefits	(91)	-	(1)	-
Surrenders and withdrawals	(5,162)	(3)	(245)	(2)
Policy loans	(31)	-	(10)	(1)
Contract charges	(17)	-	(1)	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(3,958)	(10)	(408)	(2)

Increase (decrease) in net assets derived from
principal transactions	(6,103)	10	(146)	20

Total increase (decrease) in net assets	(31,574)	4	(1,622)	-

Net assets at December 31, 2008	$ 31,016	$ 17	$ 1,988	$ 33

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Templeton	ING Templeton		ING UBS U.S.
	Foreign Equity	Foreign Equity	ING Thornburg	Large Cap
	Portfolio - Initial	Portfolio -	Value Portfolio -	Equity Portfolio
	Class	Service Class	Service Class	- Initial Class

Net assets at January 1, 2007	$ -	$ -	$ -	$ 5,768

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(39)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	153
Net unrealized appreciation (depreciation)
of investments	-	-	-	(87)

Net increase (decrease) in net assets from operations	-	-	-	27
Changes from principal transactions:
Premiums	-	-	1	373
Death benefits	-	-	-	(2)
Surrenders and withdrawals	-	-	1	(1,045)
Policy loans	-	-	-	(43)
Contract charges	-	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	(154)

Increase (decrease) in net assets derived from
principal transactions	-	-	2	(871)

Total increase (decrease) in net assets	-	-	2	(844)

Net assets at December 31, 2007	-	-	2	4,924

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1	-	38
Total realized gain (loss) on investments
and capital gains distributions	(51)	(1)	(4)	(124)
Net unrealized appreciation (depreciation)
of investments	(207)	(32)	(4)	(1,827)

Net increase (decrease) in net assets from operations	(250)	(32)	(8)	(1,913)
Changes from principal transactions:
Premiums	70	27	38	307
Death benefits	-	-	-	-
Surrenders and withdrawals	(23)	(1)	-	(522)
Policy loans	1	-	-	(2)
Contract charges	-	-	-	1
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	590	71	20	(236)

Increase (decrease) in net assets derived from
principal transactions	638	97	58	(452)

Total increase (decrease) in net assets	388	65	50	(2,365)

Net assets at December 31, 2008	$ 388	$ 65	$ 52	$ 2,559

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Van	ING Van	ING Van
	ING UBS U.S.	Kampen	Kampen	Kampen Equity
	Large Cap	Comstock	Comstock	and Income
	Equity Portfolio	Portfolio - Initial	Portfolio -	Portfolio - Initial
	- Service Class	Class	Service Class	Class

Net assets at January 1, 2007	$ -	$ 5,731	$ 73	$ 15,926

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	5	-	150
Total realized gain (loss) on investments
and capital gains distributions	-	329	4	538
Net unrealized appreciation (depreciation)
of investments	-	(508)	(13)	(330)

Net increase (decrease) in net assets from operations	-	(174)	(9)	358
Changes from principal transactions:
Premiums	2	806	70	852
Death benefits	-	(2)	-	(43)
Surrenders and withdrawals	3	(779)	(3)	(3,495)
Policy loans	-	(17)	(1)	2
Contract charges	-	(1)	-	(2)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	4	(430)	54	(159)

Increase (decrease) in net assets derived from
principal transactions	9	(423)	120	(2,845)

Total increase (decrease) in net assets	9	(597)	111	(2,487)

Net assets at December 31, 2007	9	5,134	184	13,439

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	132	5	407
Total realized gain (loss) on investments
and capital gains distributions	(1)	94	9	261
Net unrealized appreciation (depreciation)
of investments	(2)	(2,122)	(88)	(3,693)

Net increase (decrease) in net assets from operations	(3)	(1,896)	(74)	(3,025)
Changes from principal transactions:
Premiums	3	639	34	687
Death benefits	-	(1)	-	(9)
Surrenders and withdrawals	(3)	(301)	(5)	(1,642)
Policy loans	-	(13)	(2)	5
Contract charges	-	-	-	(3)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1)	(402)	(5)	(787)

Increase (decrease) in net assets derived from
principal transactions	(1)	(78)	22	(1,749)

Total increase (decrease) in net assets	(4)	(1,974)	(52)	(4,774)

Net assets at December 31, 2008	$ 5	$ 3,160	$ 132	$ 8,665

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic
	Kampen Equity	Allocation	Allocation	Allocation
	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class I	Class I	Class I

Net assets at January 1, 2007	$ 143	$ 828	$ 1,341	$ 1,802
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	15	1	12
Total realized gain (loss) on investments
and capital gains distributions	7	42	121	94
Net unrealized appreciation (depreciation)
of investments	(5)	(13)	(75)	(28)

Net increase (decrease) in net assets from operations	3	44	47	78
Changes from principal transactions:
Premiums	44	227	945	629
Death benefits	-	-	-	(2)
Surrenders and withdrawals	(8)	(144)	(115)	(215)
Policy loans	-	(8)	(65)	(63)
Contract charges	-	-	(3)	(2)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(2)	643	361	792

Increase (decrease) in net assets derived from
principal transactions	34	718	1,123	1,139

Total increase (decrease) in net assets	37	762	1,170	1,217

Net assets at December 31, 2007	180	1,590	2,511	3,019
Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	63	22	42
Total realized gain (loss) on investments
and capital gains distributions	8	14	199	219
Net unrealized appreciation (depreciation)
of investments	(61)	(711)	(1,263)	(1,408)

Net increase (decrease) in net assets from operations	(46)	(634)	(1,042)	(1,147)
Changes from principal transactions:
Premiums	33	252	939	1,151
Death benefits	-	-	-	-
Surrenders and withdrawals	(13)	(262)	(147)	(382)
Policy loans	-	(20)	(8)	(2)
Contract charges	-	(1)	(4)	(3)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(6)	987	(30)	572

Increase (decrease) in net assets derived from
principal transactions	14	956	750	1,336

Total increase (decrease) in net assets	(32)	322	(292)	189

Net assets at December 31, 2008	$ 148	$ 1,912	$ 2,219	$ 3,208

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING
		ING BlackRock	Opportunistic	ING
	ING VP Growth	Global Science	Large Cap	Opportunistic
	and Income	and Technology	Growth	Large Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I

Net assets at January 1, 2007	$ -	$ 215	$ -	$ 1,149
Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	(3)	-	2
Total realized gain (loss) on investments
and capital gains distributions	-	12	-	27
Net unrealized appreciation (depreciation)
of investments	2	27	1	(11)

Net increase (decrease) in net assets from operations	28	36	1	18
Changes from principal transactions:
Premiums	19	68	8	78
Death benefits	-	-	-	-
Surrenders and withdrawals	(9)	(9)	3	(135)
Policy loans	(2)	(4)	-	(4)
Contract charges	-	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	2,069	58	1	(57)

Increase (decrease) in net assets derived from
principal transactions	2,077	113	12	(118)

Total increase (decrease) in net assets	2,105	149	13	(100)

Net assets at December 31, 2007	2,105	364	13	1,049
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(6)	-	5
Total realized gain (loss) on investments
and capital gains distributions	(96)	6	-	72
Net unrealized appreciation (depreciation)
of investments	(632)	(206)	(6)	(408)

Net increase (decrease) in net assets from operations	(728)	(206)	(6)	(331)
Changes from principal transactions:
Premiums	90	161	8	71
Death benefits	(1)	-	-	-
Surrenders and withdrawals	(335)	(32)	(3)	(102)
Policy loans	5	(1)	-	10
Contract charges	(1)	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(77)	90	-	(184)

Increase (decrease) in net assets derived from
principal transactions	(319)	218	5	(205)

Total increase (decrease) in net assets	(1,047)	12	(1)	(536)

Net assets at December 31, 2008	$ 1,058	$ 376	$ 12	$ 513

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Small
	Plus LargeCap	Plus MidCap	Plus SmallCap	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I

Net assets at January 1, 2007	$ 4,668	$ 10,354	$ 8,419	$ 20

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(67)	(71)	-
Total realized gain (loss) on investments
and capital gains distributions	198	911	867	3
Net unrealized appreciation (depreciation)
of investments	(26)	(387)	(1,272)	(3)

Net increase (decrease) in net assets from operations	166	457	(476)	-
Changes from principal transactions:
Premiums	502	1,024	601	14
Death benefits	-	(15)	(14)	-
Surrenders and withdrawals	(747)	(2,569)	(2,108)	-
Policy loans	(3)	(12)	(6)	-
Contract charges	(1)	(2)	(1)	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(245)	(229)	(502)	1

Increase (decrease) in net assets derived from
principal transactions	(494)	(1,803)	(2,030)	15

Total increase (decrease) in net assets	(328)	(1,346)	(2,506)	15

Net assets at December 31, 2007	4,340	9,008	5,913	35

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	1	(18)	-
Total realized gain (loss) on investments
and capital gains distributions	139	349	(423)	1
Net unrealized appreciation (depreciation)
of investments	(1,722)	(3,429)	(1,229)	(11)

Net increase (decrease) in net assets from operations	(1,565)	(3,079)	(1,670)	(10)
Changes from principal transactions:
Premiums	362	788	418	8
Death benefits	(3)	(3)	(2)	-
Surrenders and withdrawals	(462)	(1,458)	(1,133)	(1)
Policy loans	10	(6)	-	-
Contract charges	-	(2)	(1)	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	44	(648)	(781)	(10)

Increase (decrease) in net assets derived from
principal transactions	(49)	(1,329)	(1,499)	(3)

Total increase (decrease) in net assets	(1,614)	(4,408)	(3,169)	(13)

Net assets at December 31, 2008	$ 2,726	$ 4,600	$ 2,744	$ 22

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP
	Financial	ING VP High	ING VP	ING VP MidCap
	Services	Yield Bond	International	Opportunities
	Portfolio -	Portfolio -	Value Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I

Net assets at January 1, 2007	$ 307	$ 5,825	$ 28,080	$ 33,745

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	317	95	(472)
Total realized gain (loss) on investments
and capital gains distributions	24	23	5,647	2,356
Net unrealized appreciation (depreciation)
of investments	(62)	(291)	(2,620)	5,362

Net increase (decrease) in net assets from operations	(37)	49	3,122	7,246
Changes from principal transactions:
Premiums	56	352	1,700	1,656
Death benefits	-	(5)	(52)	(127)
Surrenders and withdrawals	(6)	(721)	(6,074)	(6,926)
Policy loans	(2)	(9)	(66)	(70)
Contract charges	-	1	(3)	(7)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(99)	(993)	(142)	(1,836)

Increase (decrease) in net assets derived from
principal transactions	(51)	(1,375)	(4,637)	(7,310)

Total increase (decrease) in net assets	(88)	(1,326)	(1,515)	(64)

Net assets at December 31, 2007	219	4,499	26,565	33,681

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	201	263	(373)
Total realized gain (loss) on investments
and capital gains distributions	(78)	(629)	2,646	1,131
Net unrealized appreciation (depreciation)
of investments	40	201	(13,463)	(12,695)

Net increase (decrease) in net assets from operations	(36)	(227)	(10,554)	(11,937)
Changes from principal transactions:
Premiums	40	186	1,432	1,437
Death benefits	-	(4)	(29)	(69)
Surrenders and withdrawals	(10)	(311)	(3,122)	(3,592)
Policy loans	(1)	8	(28)	(8)
Contract charges	-	1	(3)	(6)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(212)	(4,152)	(1,740)	(1,537)

Increase (decrease) in net assets derived from
principal transactions	(183)	(4,272)	(3,490)	(3,775)

Total increase (decrease) in net assets	(219)	(4,499)	(14,044)	(15,712)

Net assets at December 31, 2008	$ -	$ -	$ 12,521	$ 17,969

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING VP
		SmallCap	ING VP	ING VP
	ING VP Real	Opportunities	Balanced	Intermediate
	Estate Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Class I	Class I	Class I	Class I

Net assets at January 1, 2007	$ 4,950	$ 19,846	$ 1,583	$ 762

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	(277)	20	37
Total realized gain (loss) on investments
and capital gains distributions	317	1,918	75	6
Net unrealized appreciation (depreciation)
of investments	(1,381)	46	(34)	11

Net increase (decrease) in net assets from operations	(1,000)	1,687	61	54
Changes from principal transactions:
Premiums	775	1,172	55	262
Death benefits	-	(60)	-	(4)
Surrenders and withdrawals	(1,055)	(3,143)	(317)	(106)
Policy loans	(30)	(52)	(3)	(22)
Contract charges	(2)	(7)	(1)	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(179)	(1,094)	(37)	490

Increase (decrease) in net assets derived from
principal transactions	(491)	(3,184)	(303)	619

Total increase (decrease) in net assets	(1,491)	(1,497)	(242)	673

Net assets at December 31, 2007	3,459	18,349	1,341	1,435

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	(207)	26	97
Total realized gain (loss) on investments
and capital gains distributions	(819)	3,377	29	28
Net unrealized appreciation (depreciation)
of investments	868	(9,136)	(398)	(327)

Net increase (decrease) in net assets from operations	75	(5,966)	(343)	(202)
Changes from principal transactions:
Premiums	393	910	3	434
Death benefits	(1)	(26)	-	(2)
Surrenders and withdrawals	(337)	(1,940)	(213)	(190)
Policy loans	4	5	(2)	1
Contract charges	-	(6)	(1)	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(3,593)	(998)	(73)	628

Increase (decrease) in net assets derived from
principal transactions	(3,534)	(2,055)	(286)	870

Total increase (decrease) in net assets	(3,459)	(8,021)	(629)	668

Net assets at December 31, 2008	$ -	$ 10,328	$ 712	$ 2,103

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			Neuberger
		Lord Abbett	Berman AMT
		Series Fund -	Socially	Oppenheimer
	ING VP Money	Mid-Cap Value	Responsive	Main Street
	Market Portfolio	Portfolio - Class	Portfolio® -	Small Cap
	- Class I	VC	Class I	Fund®/VA

Net assets at January 1, 2007	$ 239	$ 1,183	$ 3,416	$ 106
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(13)	(50)	(2)
Total realized gain (loss) on investments
and capital gains distributions	1	185	205	6
Net unrealized appreciation (depreciation)
of investments	(1)	(197)	61	(8)

Net increase (decrease) in net assets from operations	6	(25)	216	(4)
Changes from principal transactions:
Premiums	420	238	358	19
Death benefits	-	-	(6)	-
Surrenders and withdrawals	(2)	(175)	(332)	(17)
Policy loans	16	(15)	(23)	(1)
Contract charges	-	(1)	(1)	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(516)	90	243	5

Increase (decrease) in net assets derived from
principal transactions	(82)	137	239	6

Total increase (decrease) in net assets	(76)	112	455	2

Net assets at December 31, 2007	163	1,295	3,871	108
Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	-	21	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	(33)	407	1
Net unrealized appreciation (depreciation)
of investments	(3)	(457)	(1,914)	(45)

Net increase (decrease) in net assets from operations	2	(490)	(1,486)	(45)
Changes from principal transactions:
Premiums	593	219	321	20
Death benefits	-	-	-	-
Surrenders and withdrawals	243	(109)	(372)	(9)
Policy loans	-	1	6	-
Contract charges	-	(1)	(1)	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(668)	(145)	(233)	(2)

Increase (decrease) in net assets derived from
principal transactions	168	(35)	(279)	9

Total increase (decrease) in net assets	170	(525)	(1,765)	(36)

Net assets at December 31, 2008	$ 333	$ 770	$ 2,106	$ 72

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	PIMCO Real	Pioneer High
	Return Portfolio	Yield VCT
	- Administrative	Portfolio -
	Class	Class I	Wanger Select	Wanger USA

Net assets at January 1, 2007	$ 1,532	$ 1,351	$ 2,641	$ 1,760

Increase (decrease) in net assets
Operations:
Net investment income (loss)	54	53	(48)	(27)
Total realized gain (loss) on investments
and capital gains distributions	(31)	18	337	164
Net unrealized appreciation (depreciation)
of investments	123	(12)	(122)	(70)

Net increase (decrease) in net assets from operations	146	59	167	67
Changes from principal transactions:
Premiums	223	198	699	450
Death benefits	-	-	-	(7)
Surrenders and withdrawals	(263)	(186)	(813)	(324)
Policy loans	2	(1)	(24)	(13)
Contract charges	-	-	(1)	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	268	(81)	986	(55)

Increase (decrease) in net assets derived from
principal transactions	230	(70)	847	50

Total increase (decrease) in net assets	376	(11)	1,014	117

Net assets at December 31, 2007	1,908	1,340	3,655	1,877

Increase (decrease) in net assets
Operations:
Net investment income (loss)	86	75	(39)	(22)
Total realized gain (loss) on investments
and capital gains distributions	(92)	(38)	68	141
Net unrealized appreciation (depreciation)
of investments	(583)	(460)	(1,761)	(887)

Net increase (decrease) in net assets from operations	(589)	(423)	(1,732)	(768)
Changes from principal transactions:
Premiums	807	150	417	286
Death benefits	-	-	-	-
Surrenders and withdrawals	(724)	(222)	(296)	(177)
Policy loans	(3)	(1)	8	(3)
Contract charges	(1)	-	(1)	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	2,870	(134)	(339)	(37)

Increase (decrease) in net assets derived from
principal transactions	2,949	(207)	(211)	68

Total increase (decrease) in net assets	2,360	(630)	(1,943)	(700)

Net assets at December 31, 2008	$ 4,268	$ 710	$ 1,712	$ 1,177

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

1. Organization

ReliaStar Life Insurance Company Separate Account N (the “Account”), formerly Northern Life Separate Account One, was established by Northern Life Insurance Company (“Northern Life”) to support the operations of variable annuity contracts (“Contracts”). In 2002, Northern Life merged with ReliaStar Life Insurance Company (“ReliaStar Life” or the “Company”). The Company is an indirect wholly owned subsidiary of ING America Insurance Holding Inc. (“ING AIH”). ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2008, the Account had 112 investment divisions (the “Divisions”), 16 of which invest in an independently managed mutual fund portfolio and 96 of which invest in a mutual fund portfolio advised by affiliates, either ING Investments, LLC (“IIL”) or Directed Services LLC (“DSL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2008, and related Trusts are as follows:

American Funds Insurance Series:	ING Investors Trust:
American Funds Insurance Series® Growth Fund -	ING AllianceBernstein Mid Cap Growth Portfolio -
Class 2*	Service Class
American Funds Insurance Series® Growth-Income	ING BlackRock Large Cap Growth Portfolio -
Fund - Class 2*	Institutional Class*
American Funds Insurance Series® International	ING BlackRock Large Cap Growth Portfolio - Service
Fund - Class 2*	Class*
Fidelity® Variable Insurance Products:	ING FMRSM Diversified Mid Cap Portfolio -
Fidelity® VIP Equity-Income Portfolio - Initial Class	Institutional Class
Fidelity® Variable Insurance Products II:	ING FMRSM Diversified Mid Cap Portfolio - Service
Fidelity® VIP Contrafund® Portfolio - Initial Class	Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Global Real Estate Portfolio - Institutional
Fidelity® Variable Insurance Products V:	Class**
Fidelity® VIP Investment Grade Bond Portfolio -	ING Global Resources Portfolio - Service Class*
Initial Class	ING JPMorgan Emerging Markets Equity Portfolio -
Fidelity® VIP Money Market Portfolio - Initial Class	Service Class
Franklin Templeton Variable Insurance Products Trust:	ING JPMorgan Small Cap Core Equity Portfolio -
Franklin Small Cap Value Securities Fund - Class 2	Institutional Class

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING Julius Baer Foreign Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class
ING Julius Baer Foreign Portfolio - Service 2 Class	ING JPMorgan Mid Cap Value Portfolio - Service
ING Legg Mason Value Portfolio - Institutional Class	Class
ING Legg Mason Value Portfolio - Service 2 Class	ING Legg Mason Partners Aggressive Growth
ING Limited Maturity Bond Portfolio - Service Class	Portfolio - Initial Class
ING Liquid Assets Portfolio - Institutional Class	ING Legg Mason Partners Aggressive Growth
ING Lord Abbett Affiliated Portfolio - Institutional	Portfolio - Service Class
Class	ING Neuberger Berman Partners Portfolio - Initial
ING Marsico Growth Portfolio - Institutional Class**	Class
ING Marsico Growth Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Marsico International Opportunities Portfolio -	ING Oppenheimer Global Portfolio - Service Class
Institutional Class	ING Oppenheimer Strategic Income Portfolio - Service
ING MFS Total Return Portfolio - Service Class	Class
ING MFS Total Return Portfolio - Service 2 Class	ING PIMCO Total Return Portfolio - Initial Class
ING Pioneer Equity Income Portfolio - Institutional	ING PIMCO Total Return Portfolio - Service Class
Class*	ING Pioneer High Yield Portfolio - Initial Class
ING Pioneer Fund Portfolio - Service Class	ING Solution 2015 Portfolio - Initial Class*
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Solution 2015 Portfolio - Service Class
ING Stock Index Portfolio - Institutional Class	ING Solution 2025 Portfolio - Initial Class**
ING T. Rowe Price Capital Appreciation Portfolio -	ING Solution 2025 Portfolio - Service Class
Service Class	ING Solution 2035 Portfolio - Initial Class**
ING T. Rowe Price Equity Income Portfolio - Service	ING Solution 2035 Portfolio - Service Class
Class	ING Solution 2045 Portfolio - Initial Class*
ING T. Rowe Price Equity Income Portfolio - Service	ING Solution 2045 Portfolio - Service Class
2 Class	ING Solution Income Portfolio - Initial Class**
ING Van Kampen Capital Growth Portfolio -	ING Solution Income Portfolio - Service Class
Institutional Class**	ING T. Rowe Price Diversified Mid Cap Growth
ING Van Kampen Growth and Income Portfolio -	Portfolio - Initial Class
Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Van Kampen Growth and Income Portfolio -	Portfolio - Service Class
Service 2 Class	ING T. Rowe Price Growth Equity Portfolio - Initial
ING VP Index Plus International Equity Portfolio -	Class
Institutional Class*	ING T. Rowe Price Growth Equity Portfolio - Service
ING VP Index Plus International Equity Portfolio -	Class
Service Class	ING Templeton Foreign Equity Portfolio - Initial
ING Partners, Inc.:	Class**
ING American Century Large Company Value	ING Templeton Foreign Equity Portfolio - Service
Portfolio - Initial Class	Class**
ING American Century Large Company Value	ING Thornburg Value Portfolio - Service Class*
Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Initial
ING American Century Small-Mid Cap Value	Class
Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Service
ING American Century Small-Mid Cap Value	Class
Portfolio - Service Class	ING Van Kampen Comstock Portfolio - Initial Class
ING Baron Small Cap Growth Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Service Class
ING Baron Small Cap Growth Portfolio - Service	ING Van Kampen Equity and Income Portfolio - Initial
Class	Class
ING Davis New York Venture Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio -
ING Davis New York Venture Portfolio - Service	Service Class
Class	ING Strategic Allocation Portfolios, Inc.:
ING Fidelity® VIP Contrafund® Portfolio - Service	ING VP Strategic Allocation Conservative Portfolio -
Class	Class I
ING Fidelity® VIP Equity-Income Portfolio - Service	ING VP Strategic Allocation Growth Portfolio - Class I
Class	ING VP Strategic Allocation Moderate Portfolio -
ING Fidelity® VIP Growth Portfolio - Service Class	Class I
ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Variable Funds:
ING VP Growth and Income Portfolio - Class I*

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

ING Variable Portfolios, Inc.:	Lord Abbett Series Fund, Inc.:
ING BlackRock Global Science and Technology	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Portfolio - Class I	Class VC
ING Opportunistic Large Cap Growth Portfolio -	Neuberger Berman Advisers Management Trust:
Class I*	Neuberger Berman AMT Socially Responsive
ING Opportunistic Large Cap Value Portfolio -	Portfolio® - Class I
Class I	Oppenheimer Variable Account Funds:
ING VP Index Plus LargeCap Portfolio - Class I	Oppenheimer Main Street Small Cap Fund®/VA
ING VP Index Plus MidCap Portfolio - Class I	PIMCO Variable Insurance Trust:
ING VP Index Plus SmallCap Portfolio - Class I	PIMCO Real Return Portfolio - Administrative Class
ING VP Small Company Portfolio - Class I	Pioneer Variable Contracts Trust:
ING Variable Products Trust:	Pioneer High Yield VCT Portfolio - Class I
ING VP International Value Portfolio - Class I	Wanger Advisors Trust:
ING VP MidCap Opportunities Portfolio - Class I	Wanger Select
ING VP SmallCap Opportunities Portfolio - Class I	Wanger U.S.A.
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:	* Division became available in 2007
ING VP Intermediate Bond Portfolio - Class I	** Division became available in 2008
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I

The names of certain Divisions were changed during 2008. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name

ING Investors Trust:	ING Investors Trust:
ING Van Kampen Large Cap Growth Portfolio -	ING FMRSM Large Cap Growth Portfolio -
Institutional Class	Institutional Class
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology	ING VP Global Science and Technology Portfolio -
Portfolio - Class I	Class I
ING Opportunistic Large Cap Growth Portfolio -	ING VP Growth Portfolio - Class I
Class I
ING Opportunistic Large Cap Value Portfolio -	ING VP Value Opportunity Portfolio - Class I
Class I
Wanger Advisors Trust:	Wanger Advisors Trust:
Wanger U.S.A.	Wanger U.S. Smaller Companies

During 2008, the following Divisions were closed to contractowners:

ING Investors Trust:
ING BlackRock Large Cap Growth Portfolio - Service 2 Class
ING Marsico Growth Portfolio - Service 2 Class
ING Van Kampen Large Cap Growth Portfolio - Institutional Class
ING Partners, Inc.:
ING JPMorgan International Portfolio - Initial Class
ING JPMorgan International Portfolio - Service Class
ING Legg Mason Partners Large Cap Growth Portfolio - Initial Class
ING Legg Mason Partners Large Cap Growth Portfolio - Service Class
ING OpCap Balanced Value Portfolio - Initial Class
ING OpCap Balanced Value Portfolio - Service Class
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I
ING VP High Yield Bond Portfolio - Class I
ING VP Real Estate Portfolio - Class I

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

There were no Divisions available to contractowners during 2008 that did not have any activity as of December 31, 2008.

Effective October 7, 2008, ING VP Money Market Portfolio changed its investment objective to seeking to maintain a stable share price of $1.00 per share. In connection with this change, ING VP Money Market Portfolio utilized a stock split and distributed additional shares to its shareholders such that each shareholder’s proportionate interest and aggregate value of investment in ING VP Money Market Portfolio remained the same.

Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ReliaStar Life.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

3. Recently Adopted Accounting Standards

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

The adoption of FAS No. 157 on January 1, 2008 did not have an impact on the Account’s net assets or results of operations. New disclosures are included in the Financial Instruments footnote.

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique below. The Account had no financial liabilities as of December 31, 2008.

The FAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

	§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

	§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

Level 2 inputs include the following:

		a)	Quoted prices for similar assets or liabilities in active markets;

		b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

		c)	Inputs other than quoted market prices that are observable; and

		d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

	§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

5. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ReliaStar Life’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.40% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.20% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $35 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract.

Transfer Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve in any one calendar year.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

6. Related Party Transactions

During the year ended December 31, 2008, management fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. and ING Investors Trust. The Trusts’ advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were paid to IIL, an affiliate of the Company, in its capacity as investment adviser to ING Variable Products Trust, ING VP Intermediate Bond Portfolio, ING Strategic Allocation Portfolios, Inc., ING Variable Portfolios, Inc., ING VP Balanced Portfolio, Inc., ING VP Money Market Portfolio and ING Variable Funds. The Trusts’ advisory agreement provided for a fee at annual rates ranging from 0.08% to 0.95% of the average net assets of each respective Fund of the Trust.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year Ending December 31
		2008		2007

	Purchases		Sales	Purchases	Sales

			(Dollars in thousands)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	$ 3,486	$ 433		$ 2,397	$ 191
American Funds Insurance Series® Growth-Income Fund - Class 2	1,892		386	1,972	255
American Funds Insurance Series® International Fund - Class 2	2,254		350	1,954	230
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,442		8,174	8,279	14,343
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	4,444		12,222	27,680	18,672
Fidelity® VIP Index 500 Portfolio - Initial Class	3,694		14,394	5,520	20,861
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,804		4,363	1,550	4,474
Fidelity® VIP Money Market Portfolio - Initial Class	7,859		6,017	11,940	11,816
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	580		267	1,203	575
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	223		123	520	306
ING BlackRock Large Cap Growth Portfolio - Institutional Class	2,033		2,043	21,091	2,594
ING BlackRock Large Cap Growth Portfolio - Service Class	14		2	42	3
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	-		2	13	23
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	39		1	5	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	584		320	552	219
ING Global Real Estate Portfolio - Institutional Class	3,503		217	-	-
ING Global Resources Portfolio - Service Class	4,149		2,432	11,256	3,599
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	2,075		2,802	4,154	2,173
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	2,632		4,707	2,156	8,257
ING Julius Baer Foreign Portfolio - Service Class	1,456		1,841	4,456	4,501
ING Julius Baer Foreign Portfolio - Service 2 Class	242		47	244	18
ING Legg Mason Value Portfolio - Institutional Class	225		44	92	482
ING Legg Mason Value Portfolio - Service 2 Class	26		10	9	1
ING Limited Maturity Bond Portfolio - Service Class	1,719		1,610	794	2,403
ING Liquid Assets Portfolio - Institutional Class	1,698		1,663	3,332	1,926
ING Lord Abbett Affiliated Portfolio - Institutional Class	313		143	698	144
ING Marsico Growth Portfolio - Institutional Class	915		149	-	-
ING Marsico Growth Portfolio - Service Class	138		657	376	268
ING Marsico Growth Portfolio - Service 2 Class	18		40	14	2
ING Marsico International Opportunities Portfolio - Institutional
Class	3,397		4,436	3,583	6,672
ING MFS Total Return Portfolio - Service Class	891		1,782	879	1,959
ING MFS Total Return Portfolio - Service 2 Class	43		4	13	1
ING Pioneer Equity Income Portfolio - Institutional Class	433		673	2,562	360

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Year Ending December 31
		2008		2007

	Purchases		Sales	Purchases	Sales

			(Dollars in thousands)
ING Investors Trust (continued):
ING Pioneer Fund Portfolio - Service Class	$ 92	$ 9		$ 177	$ 118
ING Pioneer Mid Cap Value Portfolio - Service Class	106		37	195	124
ING Stock Index Portfolio - Institutional Class	106		29	275	308
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	4,055		1,560	5,354	1,368
ING T. Rowe Price Equity Income Portfolio - Service Class	1,146		821	1,210	1,349
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	125		34	71	28
ING Van Kampen Capital Growth Portfolio - Institutional Class	61,327		5,203	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	1,709		3,897	4,821	8,747
ING Van Kampen Growth and Income Portfolio - Service 2 Class	21		12	25	11
ING Van Kampen Large Cap Growth Portfolio - Institutional Class	2,489		62,181	873	15,330
ING VP Index Plus International Equity Portfolio - Institutional
Class	35		10	35	-
ING VP Index Plus International Equity Portfolio - Service Class	1,219		742	522	548
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial
Class	234		69	166	107
ING American Century Large Company Value Portfolio - Service
Class	21		1	6	1
ING American Century Small-Mid Cap Value Portfolio - Initial
Class	502		276	472	640
ING American Century Small-Mid Cap Value Portfolio - Service
Class	23		-	17	1
ING Baron Small Cap Growth Portfolio - Initial Class	554		410	851	747
ING Baron Small Cap Growth Portfolio - Service Class	52		10	67	2
ING Davis New York Venture Portfolio - Initial Class	250		144	290	122
ING Davis New York Venture Portfolio - Service Class	60		5	16	1
ING Fidelity® VIP Contrafund® Portfolio - Service Class	503		75	443	80
ING Fidelity® VIP Equity-Income Portfolio - Service Class	116		31	149	6
ING Fidelity® VIP Growth Portfolio - Service Class	75		3	9	2
ING Fidelity® VIP Mid Cap Portfolio - Service Class	99		33	111	26
ING JPMorgan International Portfolio - Initial Class	556		802	626	326
ING JPMorgan International Portfolio - Service Class	56		83	46	1
ING JPMorgan Mid Cap Value Portfolio - Initial Class	1,149		1,067	1,847	1,405
ING JPMorgan Mid Cap Value Portfolio - Service Class	102		24	98	2
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	188		2,779	151	5,442
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class	4		-	4	5
ING Legg Mason Partners Large Cap Growth Portfolio - Initial Class	21		121	139	103
ING Legg Mason Partners Large Cap Growth Portfolio - Service
Class	-		1	-	-
ING Neuberger Berman Partners Portfolio - Initial Class	442		2,584	1,126	5,262
ING OpCap Balanced Value Portfolio - Initial Class	65		112	91	80
ING OpCap Balanced Value Portfolio - Service Class	30		24	3	2
ING Oppenheimer Global Portfolio - Initial Class	5,127		6,906	3,516	9,352

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Year Ending December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Oppenheimer Global Portfolio - Service Class	$ 93	$ 21	$ 56	$ 59
ING Oppenheimer Strategic Income Portfolio - Service Class	115	31	190	15
ING PIMCO Total Return Portfolio - Initial Class	4,019	1,277	1,009	1,278
ING PIMCO Total Return Portfolio - Service Class	173	35	34	8
ING Pioneer High Yield Portfolio - Initial Class	4,552	737	832	165
ING Solution 2015 Portfolio - Initial Class	572	23	20	-
ING Solution 2015 Portfolio - Service Class	228	72	14	2
ING Solution 2025 Portfolio - Initial Class	830	108	-	-
ING Solution 2025 Portfolio - Service Class	163	28	40	47
ING Solution 2035 Portfolio - Initial Class	322	1	-	-
ING Solution 2035 Portfolio - Service Class	115	1	39	-
ING Solution 2045 Portfolio - Initial Class	168	1	1	-
ING Solution 2045 Portfolio - Service Class	49	20	1	-
ING Solution Income Portfolio - Initial Class	3,417	212	-	-
ING Solution Income Portfolio - Service Class	14	1	9	-
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	8,231	7,071	5,826	11,030
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	26	12	13	10
ING T. Rowe Price Growth Equity Portfolio - Initial Class	736	674	815	497
ING T. Rowe Price Growth Equity Portfolio - Service Class	27	5	22	4
ING Templeton Foreign Equity Portfolio - Initial Class	795	148	-	-
ING Templeton Foreign Equity Portfolio - Service Class	101	3	-	-
ING Thornburg Value Portfolio - Service Class	65	7	2	-
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	368	781	387	1,298
ING UBS U.S. Large Cap Equity Portfolio - Service Class	3	5	9	-
ING Van Kampen Comstock Portfolio - Initial Class	1,043	730	961	1,223
ING Van Kampen Comstock Portfolio - Service Class	49	11	131	6
ING Van Kampen Equity and Income Portfolio - Initial Class	1,477	2,211	1,147	3,437
ING Van Kampen Equity and Income Portfolio - Service Class	48	19	61	21
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	1,902	693	1,298	539
ING VP Strategic Allocation Growth Portfolio - Class I	1,611	523	1,490	271
ING VP Strategic Allocation Moderate Portfolio - Class I	2,411	695	1,597	369
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	121	440	2,118	15

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

		Year Ending December 31
	2008		2007

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class I	$ 335	$ 123	$ 219	$ 111
ING Opportunistic Large Cap Growth Portfolio - Class I	9	3	12	-
ING Opportunistic Large Cap Value Portfolio - Class I	210	290	75	191
ING VP Index Plus LargeCap Portfolio - Class I	1,455	1,249	434	934
ING VP Index Plus MidCap Portfolio - Class I	1,837	2,238	1,983	3,078
ING VP Index Plus SmallCap Portfolio - Class I	835	2,068	1,554	2,858
ING VP Small Company Portfolio - Class I	12	12	18	-
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	143	310	190	223
ING VP High Yield Bond Portfolio - Class I	550	4,530	965	2,015
ING VP International Value Portfolio - Class I	4,262	4,420	6,412	6,456
ING VP MidCap Opportunities Portfolio - Class I	156	4,303	204	7,990
ING VP Real Estate Portfolio - Class I	1,100	4,016	2,316	2,551
ING VP SmallCap Opportunities Portfolio - Class I	2,680	2,547	210	3,672
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	147	301	170	393
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	1,462	444	878	223
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	963	790	469	545
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	248	237	588	290
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	558	590	597	395
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA	24	10	33	25
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	4,756	1,715	760	473
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	279	400	538	553
Wanger Advisors Trust:
Wanger Select	608	766	1,811	958
Wanger USA	496	259	701	579

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

8. Changes in Units The net changes in units outstanding follow:

			Year Ending December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	438,592	132,107	306,485	228,888	18,025	210,863
American Funds Insurance Series® Growth-Income Fund - Class 2	253,814	76,626	177,188	192,885	25,335	167,550
American Funds Insurance Series® International Fund - Class 2	253,873	73,599	180,274	185,045	21,409	163,636
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	184,763	536,261	(351,498)	104,930	518,932	(414,002)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	300,194	648,368	(348,174)	44,540	524,995	(480,455)
Fidelity® VIP Index 500 Portfolio - Initial Class	384,331	972,071	(587,740)	55,149	762,971	(707,822)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	188,863	412,578	(223,715)	53,360	306,983	(253,623)
Fidelity® VIP Money Market Portfolio - Initial Class	740,953	623,089	117,864	839,371	862,529	(23,158)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	61,756	36,453	25,303	81,369	42,357	39,012
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	13,439	12,134	1,305	34,864	22,085	12,779
ING BlackRock Large Cap Growth Portfolio - Institutional Class	177,501	371,474	(193,973)	2,107,476	243,871	1,863,605
ING BlackRock Large Cap Growth Portfolio - Service Class	1,345	364	981	4,244	289	3,955
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	-	165	(165)	1,033	1,861	(828)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	3,458	70	3,388	432	2	430
ING FMRSM Diversified Mid Cap Portfolio - Service Class	43,908	30,393	13,515	38,601	14,878	23,723
ING Global Real Estate Portfolio - Institutional Class	384,537	40,977	343,560	-	-	-
ING Global Resources Portfolio - Service Class	290,100	297,696	(7,596)	962,742	303,433	659,309
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	121,108	185,280	(64,172)	192,318	102,228	90,090
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	188,385	562,889	(374,504)	20,015	569,555	(549,540)
ING Julius Baer Foreign Portfolio - Service Class	100,037	161,950	(61,913)	217,627	252,723	(35,096)
ING Julius Baer Foreign Portfolio - Service 2 Class	16,090	4,366	11,724	13,950	1,056	12,894

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Legg Mason Value Portfolio - Institutional Class	24,759	6,124	18,635	7,513	39,715	(32,202)
ING Legg Mason Value Portfolio - Service 2 Class	3,274	1,821	1,453	810	68	742
ING Limited Maturity Bond Portfolio - Service Class	178,214	215,781	(37,567)	64,036	223,858	(159,822)
ING Liquid Assets Portfolio - Institutional Class	169,603	168,192	1,411	307,786	178,882	128,904
ING Lord Abbett Affiliated Portfolio - Institutional Class	26,744	18,446	8,298	63,382	12,827	50,555
ING Marsico Growth Portfolio - Institutional Class	95,619	19,959	75,660	-	-	-
ING Marsico Growth Portfolio - Service Class	13,152	53,954	(40,802)	29,836	21,385	8,451
ING Marsico Growth Portfolio - Service 2 Class	1,467	3,460	(1,993)	1,186	120	1,066
ING Marsico International Opportunities Portfolio - Institutional Class	207,072	442,932	(235,860)	81,387	389,984	(308,597)
ING MFS Total Return Portfolio - Service Class	58,267	154,815	(96,548)	38,596	135,581	(96,985)
ING MFS Total Return Portfolio - Service 2 Class	3,122	351	2,771	838	62	776
ING Pioneer Equity Income Portfolio - Institutional Class	62,494	94,573	(32,079)	268,246	36,808	231,438
ING Pioneer Fund Portfolio - Service Class	8,022	1,056	6,966	13,436	8,860	4,576
ING Pioneer Mid Cap Value Portfolio - Service Class	9,416	3,575	5,841	14,261	9,279	4,982
ING Stock Index Portfolio - Institutional Class	10,056	3,126	6,930	20,574	24,873	(4,299)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	353,521	237,622	115,899	341,299	104,109	237,190
ING T. Rowe Price Equity Income Portfolio - Service Class	72,147	80,714	(8,567)	57,502	76,186	(18,684)
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	11,144	3,586	7,558	4,911	2,140	2,771
ING Van Kampen Capital Growth Portfolio - Institutional Class	6,275,466	923,233	5,352,233	-	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	113,140	425,228	(312,088)	253,492	640,852	(387,360)
ING Van Kampen Growth and Income Portfolio - Service 2 Class	1,555	1,122	433	1,750	826	924
ING Van Kampen Large Cap Growth Portfolio - Institutional Class	160,126	6,480,278	(6,320,152)	73,648	1,395,025	(1,321,377)
ING VP Index Plus International Equity Portfolio - Institutional Class	2,026	859	1,167	2,686	6	2,680
ING VP Index Plus International Equity Portfolio - Service Class	76,181	80,050	(3,869)	45,023	45,851	(828)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial Class	15,704	7,412	8,292	12,242	8,475	3,767
ING American Century Large Company Value Portfolio - Service Class	1,093	144	949	471	41	430
ING American Century Small-Mid Cap Value Portfolio - Initial Class	25,870	20,859	5,011	14,278	31,630	(17,352)
ING American Century Small-Mid Cap Value Portfolio - Service Class	1,811	18	1,793	1,216	65	1,151
ING Baron Small Cap Growth Portfolio - Initial Class	41,934	36,165	5,769	41,552	34,385	7,167
ING Baron Small Cap Growth Portfolio - Service Class	5,289	1,624	3,665	5,250	134	5,116
ING Davis New York Venture Portfolio - Initial Class	26,340	15,478	10,862	22,868	9,365	13,503
ING Davis New York Venture Portfolio - Service Class	5,189	435	4,754	1,336	38	1,298
ING Fidelity® VIP Contrafund® Portfolio - Service Class	26,855	9,772	17,083	29,283	5,576	23,707
ING Fidelity® VIP Equity-Income Portfolio - Service Class	9,684	3,088	6,596	10,427	439	9,988
ING Fidelity® VIP Growth Portfolio - Service Class	9,989	293	9,696	739	130	609
ING Fidelity® VIP Mid Cap Portfolio - Service Class	8,006	3,646	4,360	7,618	1,658	5,960
ING JPMorgan International Portfolio - Initial Class	17,732	57,591	(39,859)	43,171	22,350	20,821
ING JPMorgan International Portfolio - Service Class	1,212	6,042	(4,830)	3,241	86	3,155
ING JPMorgan Mid Cap Value Portfolio - Initial Class	64,082	89,633	(25,551)	77,566	69,046	8,520
ING JPMorgan Mid Cap Value Portfolio - Service Class	10,495	2,254	8,241	7,144	83	7,061
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	143,336	360,485	(217,149)	16,446	391,079	(374,633)
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	454	36	418	356	405	(49)
ING Legg Mason Partners Large Cap Growth Portfolio - Initial Class	115	10,758	(10,643)	11,259	8,308	2,951
ING Legg Mason Partners Large Cap Growth Portfolio - Service Class	28	53	(25)	25	-	25
ING Neuberger Berman Partners Portfolio - Initial Class	164,344	376,339	(211,995)	27,904	450,977	(423,073)
ING OpCap Balanced Value Portfolio - Initial Class	1,688	15,209	(13,521)	5,992	6,543	(551)
ING OpCap Balanced Value Portfolio - Service Class	3,594	3,793	(199)	210	150	60
ING Oppenheimer Global Portfolio - Initial Class	257,354	599,984	(342,630)	27,597	420,095	(392,498)
ING Oppenheimer Global Portfolio - Service Class	6,533	2,594	3,939	3,300	4,129	(829)
ING Oppenheimer Strategic Income Portfolio - Service Class	10,298	3,947	6,351	16,404	1,160	15,244
ING PIMCO Total Return Portfolio - Initial Class	371,492	169,146	202,346	81,260	111,547	(30,287)
ING PIMCO Total Return Portfolio - Service Class	15,540	3,330	12,210	3,079	708	2,371
ING Pioneer High Yield Portfolio - Initial Class	429,487	93,380	336,107	73,370	14,931	58,439
ING Solution 2015 Portfolio - Initial Class	66,681	55	66,626	1,949	-	1,949

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING Solution 2015 Portfolio - Service Class	25,274	8,556	16,718	1,114	104	1,010
ING Solution 2025 Portfolio - Initial Class	99,560	1,897	97,663	-	-	-
ING Solution 2025 Portfolio - Service Class	17,905	5,481	12,424	3,012	3,291	(279)
ING Solution 2035 Portfolio - Initial Class	37,192	51	37,141	-	-	-
ING Solution 2035 Portfolio - Service Class	10,482	123	10,359	2,981	1	2,980
ING Solution 2045 Portfolio - Initial Class	19,153	8	19,145	149	-	149
ING Solution 2045 Portfolio - Service Class	2,429	142	2,287	66	-	66
ING Solution Income Portfolio - Initial Class	330,010	18,405	311,605	-	-	-
ING Solution Income Portfolio - Service Class	1,274	37	1,237	817	6	811
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	373,041	916,992	(543,951)	13,215	786,680	(773,465)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	2,402	1,035	1,367	963	812	151
ING T. Rowe Price Growth Equity Portfolio - Initial Class	51,921	58,934	(7,013)	39,222	28,238	10,984
ING T. Rowe Price Growth Equity Portfolio - Service Class	2,626	659	1,967	1,652	330	1,322
ING Templeton Foreign Equity Portfolio - Initial Class	83,135	20,905	62,230	-	-	-
ING Templeton Foreign Equity Portfolio - Service Class	10,953	581	10,372	-	-	-
ING Thornburg Value Portfolio - Service Class	7,909	1,033	6,876	171	-	171
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	46,884	95,433	(48,549)	29,693	95,334	(65,641)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	367	459	(92)	755	18	737
ING Van Kampen Comstock Portfolio - Initial Class	73,309	79,309	(6,000)	43,493	67,567	(24,074)
ING Van Kampen Comstock Portfolio - Service Class	3,586	1,255	2,331	10,422	445	9,977
ING Van Kampen Equity and Income Portfolio - Initial Class	87,724	247,216	(159,492)	35,745	263,826	(228,081)
ING Van Kampen Equity and Income Portfolio - Service Class	3,237	1,851	1,386	4,435	1,637	2,798
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	133,122	63,847	69,275	93,102	39,910	53,192
ING VP Strategic Allocation Growth Portfolio - Class I	92,595	30,765	61,830	85,451	16,734	68,717
ING VP Strategic Allocation Moderate Portfolio - Class I	177,830	67,603	110,227	100,572	24,502	76,070
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	16,011	45,999	(29,988)	164,564	1,023	163,541

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class I	31,289	12,818	18,471	15,534	7,952	7,582
ING Opportunistic Large Cap Growth Portfolio - Class I	986	336	650	1,025	2	1,023
ING Opportunistic Large Cap Value Portfolio - Class I	11,394	30,842	(19,448)	5,350	14,842	(9,492)
ING VP Index Plus LargeCap Portfolio - Class I	107,641	103,716	3,925	25,630	55,913	(30,283)
ING VP Index Plus MidCap Portfolio - Class I	98,605	182,199	(83,594)	63,336	159,112	(95,776)
ING VP Index Plus SmallCap Portfolio - Class I	61,184	158,982	(97,798)	39,889	146,022	(106,133)
ING VP Small Company Portfolio - Class I	766	934	(168)	1,022	4	1,018
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	12,731	31,285	(18,554)	12,882	16,789	(3,907)
ING VP High Yield Bond Portfolio - Class I	35,435	448,943	(413,508)	54,808	178,704	(123,896)
ING VP International Value Portfolio - Class I	96,317	247,132	(150,815)	55,044	221,721	(166,677)
ING VP MidCap Opportunities Portfolio - Class I	252,757	738,251	(485,494)	31,858	918,899	(887,041)
ING VP Real Estate Portfolio - Class I	41,588	244,077	(202,489)	94,737	131,862	(37,125)
ING VP SmallCap Opportunities Portfolio - Class I	55,674	142,602	(86,928)	10,334	127,609	(117,275)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	245	28,244	(27,999)	6,594	32,158	(25,564)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	143,163	60,939	82,224	79,402	20,740	58,662
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	90,940	75,715	15,225	43,308	51,031	(7,723)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	27,735	28,357	(622)	32,911	22,702	10,209
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	34,039	55,042	(21,003)	38,304	23,178	15,126
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA	1,989	1,179	810	2,201	1,824	377
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	444,264	210,357	233,907	62,052	41,815	20,237

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	21,557	40,429	(18,872)	40,078	45,913	(5,835)
Wanger Advisors Trust:
Wanger Select	61,749	77,312	(15,563)	109,842	58,788	51,054
Wanger USA	37,480	30,245	7,235	43,668	40,283	3,385

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

9.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value

	American Funds Insurance Series® Growth Fund - Class 2
	Contracts in accumulation period	517,348.462	$ 5.72	$ 2,959,233

	American Funds Insurance Series® Growth-Income Fund -
	Class 2
	Contracts in accumulation period	344,738.339	$ 6.01	$ 2,071,877

	American Funds Insurance Series® International Fund -
	Class 2
	Contracts in accumulation period	343,909.376	$ 6.20	$ 2,132,238

	Fidelity® VIP Equity-Income Portfolio - Initial Class
	Contracts in accumulation period	1,798,746.140	$ 14.31	$ 25,740,057

	Fidelity® VIP Contrafund® Portfolio - Initial Class
	Contracts in accumulation period	2,592,576.026	$ 20.31	$ 52,655,219

	Fidelity® VIP Index 500 Portfolio - Initial Class
	Contracts in accumulation period	3,875,153.049	$ 15.78	$ 61,149,915

	Fidelity® VIP Investment Grade Bond Portfolio - Initial
	Class
	Contracts in accumulation period	1,125,039.510	$ 13.60	$ 15,300,537

	Fidelity® VIP Money Market Portfolio - Initial Class
	Currently payable annuity contracts	7,932.989	$ 10.80	$ 85,676
	Contracts in accumulation period	986,026.517	13.97	13,774,790

		993,959.506		$ 13,860,466

	Franklin Small Cap Value Securities Fund - Class 2
	Contracts in accumulation period	162,970.368	$ 8.05	$ 1,311,911

	ING AllianceBernstein Mid Cap Growth Portfolio - Service
	Class
	Contracts in accumulation period	44,537.342	$ 7.37	$ 328,240

	ING BlackRock Large Cap Growth Portfolio - Institutional
	Class
	Contracts in accumulation period	1,669,632.466	$ 5.88	$ 9,817,439

	ING BlackRock Large Cap Growth Portfolio - Service Class
	Contracts in accumulation period	4,936.635	$ 5.86	$ 28,929

	ING FMRSM Diversified Mid Cap Portfolio - Institutional
	Class
	Contracts in accumulation period	3,819.376	$ 6.76	$ 25,819

	ING FMRSM Diversified Mid Cap Portfolio - Service Class
	Contracts in accumulation period	89,660.750	$ 8.99	$ 806,050

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Global Real Estate Portfolio - Institutional Class
Contracts in accumulation period	343,560.366	$ 6.61	$ 2,270,934

ING Global Resources Portfolio - Service Class
Contracts in accumulation period	651,712.861	$ 8.28	$ 5,396,182

ING JPMorgan Emerging Markets Equity Portfolio - Service
Class
Contracts in accumulation period	309,786.204	$ 12.03	$ 3,726,728

ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period	1,955,018.498	$ 8.93	$ 17,458,315

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period	400,451.881	$ 10.80	$ 4,324,880

ING Julius Baer Foreign Portfolio - Service 2 Class
Contracts in accumulation period	39,578.137	$ 9.43	$ 373,222

ING Legg Mason Value Portfolio - Institutional Class
Contracts in accumulation period	47,473.451	$ 4.94	$ 234,519

ING Legg Mason Value Portfolio - Service 2 Class
Contracts in accumulation period	4,737.956	$ 4.51	$ 21,368

ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period	780,238.613	$ 10.53	$ 8,215,913

ING Liquid Assets Portfolio - Institutional Class
Contracts in accumulation period	141,713.596	$ 11.02	$ 1,561,684

ING Lord Abbett Affiliated Portfolio - Institutional Class
Contracts in accumulation period	70,009.221	$ 6.96	$ 487,264

ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period	75,659.777	$ 6.45	$ 488,006

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period	7,585.478	$ 7.87	$ 59,698

ING Marsico International Opportunities Portfolio -
Institutional Class
Contracts in accumulation period	1,438,999.843	$ 9.08	$ 13,066,119

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period	191,112.842	$ 10.87	$ 2,077,397

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Total Return Portfolio - Service 2 Class
Contracts in accumulation period	6,841.911	$ 8.80	$ 60,209

ING Pioneer Equity Income Portfolio - Institutional Class
Contracts in accumulation period	199,358.882	$ 6.35	$ 1,265,929

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period	16,081.000	$ 8.43	$ 135,563

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period	16,070.560	$ 8.28	$ 133,064

ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period	22,947.653	$ 7.67	$ 176,008

ING T. Rowe Price Capital Appreciation Portfolio - Service
Class
Contracts in accumulation period	886,173.466	$ 9.16	$ 8,117,349

ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period	293,168.775	$ 10.69	$ 3,133,974

ING T. Rowe Price Equity Income Portfolio - Service 2 Class
Contracts in accumulation period	28,109.531	$ 7.81	$ 219,535

ING Van Kampen Capital Growth Portfolio - Institutional
Class
Contracts in accumulation period	5,352,232.731	$ 5.36	$ 28,687,967

ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period	947,988.507	$ 8.60	$ 8,152,701

ING Van Kampen Growth and Income Portfolio - Service 2
Class
Contracts in accumulation period	3,509.728	$ 8.49	$ 29,798

ING VP Index Plus International Equity Portfolio -
Institutional Class
Contracts in accumulation period	3,846.303	$ 7.07	$ 27,193

ING VP Index Plus International Equity Portfolio - Service
Class
Contracts in accumulation period	93,408.167	$ 6.41	$ 598,746

ING American Century Large Company Value Portfolio -
Initial Class
Contracts in accumulation period	23,616.501	$ 7.56	$ 178,541

ING American Century Large Company Value Portfolio -
Service Class
Contracts in accumulation period	1,879.342	$ 7.16	$ 13,456

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Small-Mid Cap Value Portfolio -
Initial Class
Contracts in accumulation period	74,978.596	$ 13.60	$ 1,019,709

ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period	3,623.612	$ 8.68	$ 31,453

ING Baron Small Cap Growth Portfolio - Initial Class
Contracts in accumulation period	158,468.237	$ 12.32	$ 1,952,329

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period	12,651.960	$ 7.34	$ 92,865

ING Davis New York Venture Portfolio - Initial Class
Contracts in accumulation period	57,485.425	$ 7.70	$ 442,638

ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period	6,241.643	$ 7.26	$ 45,314

ING Fidelity® VIP Contrafund® Portfolio - Service Class
Contracts in accumulation period	91,066.345	$ 8.27	$ 753,119

ING Fidelity® VIP Equity-Income Portfolio - Service Class
Contracts in accumulation period	24,075.885	$ 6.97	$ 167,809

ING Fidelity® VIP Growth Portfolio - Service Class
Contracts in accumulation period	10,735.046	$ 7.15	$ 76,756

ING Fidelity® VIP Mid Cap Portfolio - Service Class
Contracts in accumulation period	25,389.168	$ 8.82	$ 223,932

ING JPMorgan Mid Cap Value Portfolio - Initial Class
Contracts in accumulation period	300,528.393	$ 12.71	$ 3,819,716

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period	22,064.129	$ 8.32	$ 183,574

ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
Contracts in accumulation period	1,603,091.467	$ 7.54	$ 12,087,310

ING Legg Mason Partners Aggressive Growth Portfolio -
Service Class
Contracts in accumulation period	1,211.339	$ 6.99	$ 8,467

ING Neuberger Berman Partners Portfolio - Initial Class
Contracts in accumulation period	1,213,638.783	$ 5.57	$ 6,759,968

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period	2,476,983.503	$ 12.07	$ 29,897,191

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period	19,666.125	$ 8.29	$ 163,032

ING Oppenheimer Strategic Income Portfolio - Service Class
Contracts in accumulation period	35,367.017	$ 9.51	$ 336,340

ING PIMCO Total Return Portfolio - Initial Class
Contracts in accumulation period	486,974.394	$ 11.84	$ 5,765,777

ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period	18,693.323	$ 10.97	$ 205,066

ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period	414,117.488	$ 7.70	$ 3,188,705

ING Solution 2015 Portfolio - Initial Class
Contracts in accumulation period	68,575.368	$ 7.30	$ 500,600

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period	23,988.567	$ 8.67	$ 207,981

ING Solution 2025 Portfolio - Initial Class
Contracts in accumulation period	97,662.646	$ 6.61	$ 645,550

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period	61,135.516	$ 8.14	$ 497,643

ING Solution 2035 Portfolio - Initial Class
Contracts in accumulation period	37,140.538	$ 6.32	$ 234,728

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period	13,338.556	$ 8.02	$ 106,975

ING Solution 2045 Portfolio - Initial Class
Contracts in accumulation period	19,294.637	$ 6.04	$ 116,540

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period	2,353.014	$ 7.91	$ 18,612

ING Solution Income Portfolio - Initial Class
Contracts in accumulation period	311,605.052	$ 8.29	$ 2,583,206

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution Income Portfolio - Service Class
Contracts in accumulation period	2,630.338	$ 9.29	$ 24,436

ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
Currently payable annuity contracts	169.507	$ 7.20	$ 1,220
Contracts in accumulation period	4,140,802.011	7.49	31,014,607

	4,140,971.518		$ 31,015,827

ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period	2,331.005	$ 7.39	$ 17,226

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Contracts in accumulation period	198,594.259	$ 10.01	$ 1,987,929

ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period	4,558.302	$ 7.28	$ 33,184

ING Templeton Foreign Equity Portfolio - Initial Class
Contracts in accumulation period	62,230.213	$ 6.24	$ 388,317

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period	10,372.429	$ 6.23	$ 64,620

ING Thornburg Value Portfolio - Service Class
Contracts in accumulation period	7,046.736	$ 7.31	$ 51,512

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period	340,355.351	$ 7.52	$ 2,559,472

ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period	651.318	$ 7.18	$ 4,676

ING Van Kampen Comstock Portfolio - Initial Class
Contracts in accumulation period	302,362.231	$ 10.45	$ 3,159,685

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period	18,420.607	$ 7.18	$ 132,260

ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period	928,684.684	$ 9.33	$ 8,664,628

ING Van Kampen Equity and Income Portfolio - Service
Class
Contracts in accumulation period	16,200.619	$ 9.16	$ 148,398

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Conservative Portfolio - Class I
Contracts in accumulation period	185,764.214	$ 10.29	$ 1,911,514

ING VP Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period	215,622.952	$ 10.29	$ 2,218,760

ING VP Strategic Allocation Moderate Portfolio - Class I
Contracts in accumulation period	310,841.735	$ 10.32	$ 3,207,887

ING VP Growth and Income Portfolio - Class I
Contracts in accumulation period	133,553.066	$ 7.92	$ 1,057,740

ING BlackRock Global Science and Technology Portfolio -
Class I
Contracts in accumulation period	43,347.479	$ 8.68	$ 376,256

ING Opportunistic Large Cap Growth Portfolio - Class I
Contracts in accumulation period	1,672.835	$ 7.08	$ 11,844

ING Opportunistic Large Cap Value Portfolio - Class I
Contracts in accumulation period	65,231.280	$ 7.86	$ 512,718

ING VP Index Plus LargeCap Portfolio - Class I
Contracts in accumulation period	269,663.864	$ 10.11	$ 2,726,302

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period	405,988.944	$ 11.33	$ 4,599,855

ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period	237,586.863	$ 11.55	$ 2,744,128

ING VP Small Company Portfolio - Class I
Contracts in accumulation period	2,409.801	$ 9.24	$ 22,267

ING VP International Value Portfolio - Class I
Contracts in accumulation period	763,016.266	$ 16.41	$ 12,521,097

ING VP MidCap Opportunities Portfolio - Class I
Currently payable annuity contracts	159.046	$ 10.19	$ 1,621
Contracts in accumulation period	3,163,298.593	5.68	17,967,536

	3,163,457.639		$ 17,969,157

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period	587,176.574	$ 17.59	$ 10,328,436

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class I
Contracts in accumulation period	83,618.039	$ 8.52	$ 712,426

ING VP Intermediate Bond Portfolio - Class I
Contracts in accumulation period	214,109.633	$ 9.82	$ 2,102,557

ING VP Money Market Portfolio - Class I
Contracts in accumulation period	30,226.838	$ 11.02	$ 333,100

Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class
VC
Contracts in accumulation period	107,582.374	$ 7.16	$ 770,290

Neuberger Berman AMT Socially Responsive Portfolio® -
Class I
Contracts in accumulation period	215,343.355	$ 9.78	$ 2,106,058

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period	9,488.730	$ 7.64	$ 72,494

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period	396,286.683	$ 10.77	$ 4,268,008

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period	93,393.739	$ 7.60	$ 709,792

Wanger Select
Contracts in accumulation period	215,615.208	$ 7.94	$ 1,711,985

Wanger USA
Contracts in accumulation period	141,105.368	$ 8.34	$ 1,176,819

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, follows:

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

American Funds Insurance Series® Growth Fund -
Class 2
2008	517	$5.72	$2,959	1.32%	1.40%	-44.79%
2007	211	$10.36	$2,185	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
American Funds Insurance Series® Growth-Income
Fund - Class 2
2008	345	$6.01	$2,072	2.37%	1.40%	-38.67%
2007	168	$9.80	$1,642	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
American Funds Insurance Series® International
Fund - Class 2
2008	344	$6.20	$2,132	2.86%	1.40%	-42.96%
2007	164	$10.87	$1,779	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2008	1,799	$14.31	$25,740	2.38%	1.40%	-43.44%
2007	2,150	$25.30	$54,401	1.75%	1.40%	0.12%
2006	2,564	$14.95 to $25.27	$64,793	3.27%	1.40%	18.53% to 18.56%
2005	3,056	$21.32	$65,144	1.63%	1.40%	4.41%
2004	3,310	$20.42	$67,588	1.47%	1.40%	9.96%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Fidelity® VIP Contrafund® Portfolio - Initial Class
2008	2,593	$20.31	$52,655	0.97%	1.40%	-43.30%
2007	2,941	$35.82	$105,338	0.90%	1.40%	15.96%
2006	3,421	$30.89	$105,673	1.29%	1.40%	10.16%
2005	3,608	$28.04	$101,171	0.28%	1.40%	15.30%
2004	3,604	$24.32	$87,638	0.32%	1.40%	13.86%
Fidelity® VIP Index 500 Portfolio - Initial Class
2008	3,875	$15.78	$61,150	2.10%	1.40%	-37.87%
2007	4,463	$25.40	$113,357	3.63%	1.40%	3.97%
2006	5,171	$24.43	$126,311	1.71%	1.40%	14.11%
2005	5,735	$21.41	$122,778	1.76%	1.40%	3.38%
2004	6,284	$20.71	$130,148	1.27%	1.40%	9.11%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2008	1,125	$13.60	$15,301	4.36%	1.40%	-4.56%
2007	1,349	$14.25	$19,220	4.36%	1.40%	2.89%
2006	1,602	$13.85	$22,191	4.06%	1.40%	2.90%
2005	1,792	$13.46	$24,116	3.66%	1.40%	0.75%
2004	1,902	$13.36	$25,415	4.12%	1.40%	3.01%
Fidelity® VIP Money Market Portfolio - Initial Class
2008	994	$10.80 to $13.97	$13,860	2.94%	1.40%	1.60%
2007	876	$10.63 to $13.75	$12,019	5.39%	1.40%	3.70% to 3.71%
2006	899	$10.25 to $13.26	$11,894	4.78%	1.40%	3.43%
2005	1,017	$12.82	$13,139	2.99%	1.40%	1.58%
2004	1,120	$12.62	$14,311	1.15%	1.40%	-0.16%
Franklin Small Cap Value Securities Fund - Class 2
2008	163	$8.05	$1,312	1.20%	1.40%	-33.91%
2007	138	$12.18	$1,677	0.82%	1.40%	-3.79%
2006	99	$12.66	$1,249	0.61%	1.40%	15.41%
2005	23	$10.97	$254	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
2008	45	$7.37	$328	-	1.40%	-47.17%
2007	43	$13.95	$603	-	1.40%	9.24%
2006	30	$12.77	$389	-	1.40%	0.39%
2005	1	$12.72	$9	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2008	1,670	$5.88	$9,817	0.21%	1.40%	-39.82%
2007	1,864	$9.77	$18,207	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
ING BlackRock Large Cap Growth Portfolio - Service
Class
2008	5	$5.86	$29	-	1.40%	-39.90%
2007	4	$9.75	$39	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
2008	4	$6.76	$26	-	1.40%	-39.86%
2007	-	$11.24	$5	-	1.40%	13.19%
2006	-	$9.93	-	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2008	90	$8.99	$806	0.82%	1.40%	-39.99%
2007	76	$14.98	$1,141	0.11%	1.40%	12.89%
2006	52	$13.27	$696	-	1.40%	10.31%
2005	3	$12.03	$32	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Global Real Estate Portfolio - Institutional Class
2008	344	$6.61	$2,271	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Global Resources Portfolio - Service Class
2008	652	$8.28	$5,396	1.94%	1.40%	-41.81%
2007	659	$14.23	$9,382	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2008	310	$12.03	$3,727	2.35%	1.40%	-51.94%
2007	374	$25.03	$9,360	1.00%	1.40%	36.55%
2006	284	$18.33	$5,203	0.46%	1.40%	33.89%
2005	128	$13.69	$1,750	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2008	1,955	$8.93	$17,458	0.81%	1.40%	-30.61%
2007	2,330	$12.87	$29,981	0.33%	1.40%	-2.94%
2006	2,879	$13.26	$38,173	0.14%	1.40%	15.30%
2005	7	$11.50	$77	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Julius Baer Foreign Portfolio - Service Class
2008	400	$10.80	$4,325	-	1.40%	-44.39%
2007	462	$19.42	$8,979	0.08%	1.40%	14.84%
2006	497	$16.91	$8,411	-	1.40%	27.33%
2005	249	$13.28	$3,304	0.06%	1.40%	13.80%
2004	169	$11.67	$1,968	(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Julius Baer Foreign Portfolio - Service 2 Class
2008	40	$9.43	$373	-	1.40%	-44.50%
2007	28	$16.99	$473	-	1.40%	14.57%
2006	15	$14.83	$222	-	1.40%	27.30%
2005	1	$11.65	$6	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Value Portfolio - Institutional Class
2008	47	$4.94	$235	0.36%	1.40%	-56.13%
2007	29	$11.26	$325	-	1.40%	-7.02%
2006	61	$12.11	$739	-	1.40%	5.30%
2005	55	$11.50	$637	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Value Portfolio - Service 2 Class
2008	5	$4.51	$21	-	1.40%	-56.13%
2007	3	$10.28	$34	-	1.40%	-7.39%
2006	3	$11.10	$28	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING Limited Maturity Bond Portfolio - Service Class
2008	780	$10.53	$8,216	6.68%	1.40%	-1.68%
2007	818	$10.71	$8,759	1.93%	1.40%	4.28%
2006	978	$10.27	$10,039	7.62%	1.40%	2.39%
2005	6	$10.03	$58	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Liquid Assets Portfolio - Institutional Class
2008	142	$11.02	$1,562	3.04%	1.40%	1.29%
2007	140	$10.88	$1,526	5.10%	1.40%	3.72%
2006	11	$10.49	$120	4.18%	1.40%	3.55%
2005	142	$10.13	$1,443	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Lord Abbett Affiliated Portfolio - Institutional
Class
2008	70	$6.96	$487	3.59%	1.40%	-37.24%
2007	62	$11.09	$684	0.50%	1.40%	2.88%
2006	11	$10.78	$120	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING Marsico Growth Portfolio - Institutional Class
2008	76	$6.45	$488	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico Growth Portfolio - Service Class
2008	8	$7.87	$60	-	1.40%	-41.14%
2007	48	$13.37	$647	-	1.40%	12.54%
2006	40	$11.88	$474	-	1.40%	3.48%
2005	24	$11.48	$276	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Marsico International Opportunities Portfolio -
Institutional Class
2008	1,439	$9.08	$13,066	1.23%	1.40%	-50.03%
2007	1,675	$18.17	$30,432	1.22%	1.40%	19.23%
2006	1,983	$15.24	$30,226	0.14%	1.40%	22.51%
2005	13	$12.44	$158	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Total Return Portfolio - Service Class
2008	191	$10.87	$2,077	5.10%	1.40%	-23.40%
2007	288	$14.19	$4,082	2.66%	1.40%	2.53%
2006	385	$13.84	$5,324	2.40%	1.40%	10.37%
2005	468	$12.54	$5,874	2.64%	1.40%	1.46%
2004	270	$12.36	$3,342	2.94%	1.40%	9.57%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING MFS Total Return Portfolio - Service 2 Class
2008	7	$8.80	$60	7.48%	1.40%	-23.54%
2007	4	$11.51	$47	2.38%	1.40%	2.40%
2006	3	$11.24	$37	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING Pioneer Equity Income Portfolio - Institutional
Class
2008	199	$6.35	$1,266	2.82%	1.40%	-31.13%
2007	231	$9.22	$2,134	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
ING Pioneer Fund Portfolio - Service Class
2008	16	$8.43	$136	3.14%	1.40%	-35.65%
2007	9	$13.10	$119	1.14%	1.40%	3.64%
2006	5	$12.64	$57	-	1.40%	15.12%
2005	-	$10.98	-	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Pioneer Mid Cap Value Portfolio - Service Class
2008	16	$8.28	$133	2.30%	1.40%	-34.08%
2007	10	$12.56	$128	1.05%	1.40%	4.06%
2006	5	$12.07	$63	0.17%	1.40%	10.73%
2005	5	$10.90	$50	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Stock Index Portfolio - Institutional Class
2008	23	$7.67	$176	4.28%	1.40%	-37.94%
2007	16	$12.36	$198	3.18%	1.40%	3.78%
2006	20	$11.91	$242	1.88%	1.40%	13.86%
2005	2	$10.46	$24	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2008	886	$9.16	$8,117	4.56%	1.40%	-28.55%
2007	770	$12.82	$9,875	1.99%	1.40%	2.97%
2006	533	$12.45	$6,636	1.24%	1.40%	13.08%
2005	198	$11.01	$2,185	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2008	293	$10.69	$3,134	4.28%	1.40%	-36.56%
2007	302	$16.85	$5,084	1.39%	1.40%	1.63%
2006	320	$16.58	$5,313	1.32%	1.40%	17.42%
2005	311	$14.12	$4,395	1.20%	1.40%	2.47%
2004	235	$13.78	$3,232	1.38%	1.40%	13.32%
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
2008	28	$7.81	$220	4.23%	1.40%	-36.61%
2007	21	$12.32	$253	1.28%	1.40%	1.48%
2006	18	$12.14	$216	0.83%	1.40%	17.29%
2005	1	$10.35	$11	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Capital Growth Portfolio - Institutional
Class
2008	5,352	$5.36	$28,688	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Growth and Income Portfolio -
Service Class
2008	948	$8.60	$8,153	3.55%	1.40%	-33.18%
2007	1,260	$12.87	$16,217	1.41%	1.40%	1.10%
2006	1,647	$12.73	$20,970	1.99%	1.40%	14.38%
2005	13	$11.13	$144	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Growth and Income Portfolio -
Service 2 Class
2008	4	$8.49	$30	2.90%	1.40%	-33.20%
2007	3	$12.71	$39	-	1.40%	0.95%
2006	2	$12.59	$27	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Index Plus International Equity Portfolio -
Institutional Class
2008	4	$7.07	$27	6.56%	1.40%	-44.55%
2007	3	$12.75	$34	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Index Plus International Equity Portfolio -
Service Class
2008	93	$6.41	$599	9.04%	1.40%	-44.65%
2007	97	$11.58	$1,126	-	1.40%	6.73%
2006	98	$10.85	$1,064	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING American Century Large Company Value
Portfolio - Initial Class
2008	24	$7.56	$179	14.79%	1.40%	-37.73%
2007	15	$12.14	$186	1.21%	1.40%	-3.11%
2006	12	$12.53	$145	0.89%	1.40%	17.87%
2005	4	$10.63	$44	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING American Century Large Company Value Portfolio -
Service Class
2008	2	$7.16	$13	16.67%	1.40%	-37.85%
2007	1	$11.52	$11	-	1.40%	-3.36%
2006	1	$11.92	$6	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING American Century Small-Mid Cap Value
Portfolio - Initial Class
2008	75	$13.60	$1,020	1.12%	1.40%	-27.43%
2007	70	$18.74	$1,311	0.66%	1.40%	-4.05%
2006	87	$19.53	$1,705	0.02%	1.40%	14.14%
2005	86	$17.11	$1,472	0.47%	1.40%	6.67%
2004	66	$16.04	$1,059	0.31%	1.40%	19.88%
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2008	4	$8.68	$31	-	1.40%	-27.61%
2007	2	$11.99	$22	-	1.40%	-4.31%
2006	1	$12.53	$9	0.01%	1.40%	13.91%
2005	-	$11.00	$4	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Baron Small Cap Growth Portfolio - Initial Class
2008	158	$12.32	$1,952	-	1.40%	-41.91%
2007	153	$21.21	$3,239	-	1.40%	4.84%
2006	146	$20.23	$2,944	-	1.40%	13.97%
2005	110	$17.75	$1,959	-	1.40%	6.10%
2004	51	$16.73	$856	-	1.40%	26.55%
ING Baron Small Cap Growth Portfolio - Service Class
2008	13	$7.34	$93	-	1.40%	-42.07%
2007	9	$12.67	$114	-	1.40%	4.62%
2006	4	$12.11	$47	-	1.40%	13.60%
2005	-	$10.66	-	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Davis New York Venture Portfolio - Initial Class
2008	57	$7.70	$443	0.96%	1.40%	-39.94%
2007	47	$12.82	$598	0.40%	1.40%	2.97%
2006	33	$12.45	$412	0.03%	1.40%	12.67%
2005	3	$11.05	$34	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Davis New York Venture Portfolio - Service Class
2008	6	$7.26	$45	-	1.40%	-40.10%
2007	1	$12.12	$18	-	1.40%	2.71%
2006	-	$11.80	$2	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING Fidelity® VIP Contrafund® Portfolio - Service
Class
2008	91	$8.27	$753	5.33%	1.40%	-43.70%
2007	74	$14.69	$1,087	0.35%	1.40%	15.22%
2006	50	$12.75	$641	-	1.40%	9.63%
2005	1	$11.63	$10	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Fidelity® VIP Equity-Income Portfolio - Service
Class
2008	24	$6.97	$168	2.60%	1.40%	-43.74%
2007	17	$12.39	$217	1.94%	1.40%	-0.40%
2006	7	$12.44	$93	-	1.40%	17.91%
2005	1	$10.55	$6	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Fidelity® VIP Growth Portfolio - Service Class
2008	11	$7.15	$77	-	1.40%	-48.19%
2007	1	$13.80	$14	-	1.40%	24.55%
2006	-	$11.08	$5	-	1.40%	4.73%
2005	-	$10.58	-	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2008	25	$8.82	$224	0.37%	1.40%	-40.65%
2007	21	$14.86	$312	-	1.40%	13.35%
2006	15	$13.11	$198	-	1.40%	10.63%
2005	-	$11.85	$2	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Mid Cap Value Portfolio - Initial Class
2008	301	$12.71	$3,820	2.58%	1.40%	-33.77%
2007	326	$19.19	$6,257	0.80%	1.40%	1.16%
2006	318	$18.97	$6,024	0.01%	1.40%	15.25%
2005	313	$16.46	$5,151	0.66%	1.40%	7.16%
2004	177	$15.36	$2,712	0.42%	1.40%	19.25%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2008	22	$8.32	$184	2.23%	1.40%	-33.92%
2007	14	$12.59	$174	0.78%	1.40%	0.88%
2006	7	$12.48	$84	-	1.40%	14.92%
2005	1	$10.86	$10	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2008	1,603	$7.54	$12,087	-	1.40%	-40.06%
2007	1,820	$12.58	$22,899	-	1.40%	-3.01%
2006	2,195	$12.97	$28,466	-	1.40%	8.72%
2005	1	$11.93	$9	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2008	1	$6.99	$8	-	1.40%	-40.15%
2007	1	$11.68	$9	-	1.40%	-3.23%
2006	1	$12.07	$10	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING Neuberger Berman Partners Portfolio - Initial Class
2008	1,214	$5.57	$6,760	0.28%	1.40%	-51.77%
2007	1,426	$11.55	$16,466	0.27%	1.40%	7.24%
2006	1,849	$10.77	$19,909	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Oppenheimer Global Portfolio - Initial Class
2008	2,477	$12.07	$29,897	2.34%	1.40%	-41.15%
2007	2,820	$20.51	$57,830	1.08%	1.40%	5.07%
2006	3,212	$13.52 to $19.52	$62,695	0.07%	1.40%	16.33% to 16.35%
2005	3,171	$16.78	$53,203	1.63%	1.40%	12.02%
2004	43	$14.98	$651	-	1.40%	13.66%
ING Oppenheimer Global Portfolio - Service Class
2008	20	$8.29	$163	2.60%	1.40%	-41.29%
2007	16	$14.12	$222	0.90%	1.40%	4.83%
2006	17	$13.47	$223	0.06%	1.40%	16.02%
2005	-	$11.61	$5	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Strategic Income Portfolio -
Service Class
2008	35	$9.51	$336	5.39%	1.40%	-16.87%
2007	29	$11.44	$332	4.18%	1.40%	7.12%
2006	14	$10.68	$147	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING PIMCO Total Return Portfolio - Initial Class
2008	487	$11.84	$5,766	5.64%	1.40%	-1.33%
2007	285	$12.00	$3,416	3.27%	1.40%	8.11%
2006	315	$11.10	$3,496	1.97%	1.40%	2.78%
2005	289	$10.80	$3,123	1.80%	1.40%	0.93%
2004	129	$10.70	$1,381	-	1.40%	3.18%
ING PIMCO Total Return Portfolio - Service Class
2008	19	$10.97	$205	3.61%	1.40%	-1.61%
2007	6	$11.15	$72	3.51%	1.40%	7.94%
2006	4	$10.33	$42	0.19%	1.40%	2.58%
2005	-	$10.07	$1	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Pioneer High Yield Portfolio - Initial Class
2008	414	$7.70	$3,189	8.79%	1.40%	-30.38%
2007	78	$11.06	$863	4.86%	1.40%	4.73%
2006	20	$10.56	$207	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2015 Portfolio - Initial Class
2008	69	$7.30	$501	1.54%	1.40%	-27.72%
2007	2	$10.10	$20	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2015 Portfolio - Service Class
2008	24	$8.67	$208	1.36%	1.40%	-27.87%
2007	7	$12.02	$87	-	1.40%	3.09%
2006	6	$11.66	$73	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2025 Portfolio - Initial Class
2008	98	$6.61	$646	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2025 Portfolio - Service Class
2008	61	$8.14	$498	1.27%	1.40%	-34.78%
2007	49	$12.48	$608	0.33%	1.40%	3.14%
2006	49	$12.10	$593	0.33%	1.40%	11.01%
2005	-	$10.90	$3	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Solution 2035 Portfolio - Initial Class
2008	37	$6.32	$235	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2035 Portfolio - Service Class
2008	13	$8.02	$107	1.38%	1.40%	-37.93%
2007	3	$12.92	$38	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2045 Portfolio - Initial Class
2008	19	$6.04	$117	3.36%	1.40%	-40.55%
2007	-	$10.16	$2	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2045 Portfolio - Service Class
2008	2	$7.91	$19	-	1.40%	-40.66%
2007	-	$13.33	$1	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution Income Portfolio - Initial Class
2008	312	$8.29	$2,583	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Solution Income Portfolio - Service Class
2008	3	$9.29	$24	-	1.40%	-17.86%
2007	1	$11.31	$16	-	1.40%	3.76%
2006	1	$10.90	$6	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2008	4,141	$7.20 to $7.49	$31,016	0.47%	1.40%	-43.94% to -43.93%
2007	4,685	$12.84 to $13.36	$62,590	0.19%	1.40%	11.75% to 11.80%
2006	5,458	$11.49 to $11.95	$65,223	-	1.40%	7.56%
2005	3,048	$11.11	$33,867	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2008	2	$7.39	$17	-	1.40%	-44.06%
2007	1	$13.21	$13	-	1.40%	11.48%
2006	1	$11.85	$10	-	1.40%	7.43%
2005	-	$11.03	$4	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2008	199	$10.01	$1,988	1.36%	1.40%	-43.00%
2007	206	$17.56	$3,610	0.50%	1.40%	8.40%
2006	195	$16.20	$3,153	0.25%	1.40%	11.72%
2005	172	$14.50	$2,488	0.50%	1.40%	4.69%
2004	111	$13.85	$1,535	0.19%	1.40%	8.46%
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2008	5	$7.28	$33	-	1.40%	-43.17%
2007	3	$12.81	$33	-	1.40%	8.10%
2006	1	$11.85	$15	-	1.40%	11.37%
2005	1	$10.64	$6	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Templeton Foreign Equity Portfolio - Initial Class
2008	62	$6.24	$388	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Templeton Foreign Equity Portfolio - Service Class
2008	10	$6.23	$65	(e)	1.40%	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
ING Thornburg Value Portfolio - Service Class
2008	7	$7.31	$52	-	1.40%	-40.76%
2007	-	$12.34	$2	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2008	340	$7.52	$2,559	2.49%	1.40%	-40.60%
2007	389	$12.66	$4,924	0.75%	1.40%	-0.24%
2006	455	$12.69	$5,768	1.51%	1.40%	12.90%
2005	2	$11.24	$17	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING UBS U.S. Large Cap Equity Portfolio - Service Class
2008	1	$7.18	$5	-	1.40%	-40.86%
2007	1	$12.14	$9	-	1.40%	-0.49%
2006	-	$12.20	-	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Comstock Portfolio - Initial Class
2008	302	$10.45	$3,160	4.61%	1.40%	-37.24%
2007	308	$16.65	$5,134	1.60%	1.40%	-3.42%
2006	332	$17.24	$5,731	0.95%	1.40%	14.63%
2005	292	$15.04	$4,389	0.71%	1.40%	2.31%
2004	145	$14.70	$2,136	-	1.40%	15.20%
ING Van Kampen Comstock Portfolio - Service Class
2008	18	$7.18	$132	4.43%	1.40%	-37.35%
2007	16	$11.46	$184	1.56%	1.40%	-3.62%
2006	6	$11.89	$73	1.14%	1.40%	14.22%
2005	-	$10.41	$1	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity and Income Portfolio - Initial
Class
2008	929	$9.33	$8,665	5.09%	1.40%	-24.45%
2007	1,088	$12.35	$13,439	2.45%	1.40%	2.07%
2006	1,316	$12.10	$15,926	3.75%	1.40%	11.11%
2005	29	$10.89	$313	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity and Income Portfolio -
Service Class
2008	16	$9.16	$148	5.49%	1.40%	-24.61%
2007	15	$12.15	$180	1.86%	1.40%	1.84%
2006	12	$11.93	$143	0.72%	1.40%	10.87%
2005	1	$10.76	$14	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Strategic Allocation Conservative Portfolio -
Class I
2008	186	$10.29	$1,912	5.48%	1.40%	-24.62%
2007	116	$13.65	$1,590	2.73%	1.40%	4.36%
2006	63	$13.08	$828	1.99%	1.40%	6.86%
2005	33	$12.24	$400	1.52%	1.40%	2.34%
2004	47	$11.96	$556	4.85%	1.40%	6.50%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Strategic Allocation Growth Portfolio - Class I
2008	216	$10.29	$2,219	2.37%	1.40%	-36.99%
2007	154	$16.33	$2,511	1.45%	1.40%	3.62%
2006	85	$15.76	$1,341	1.16%	1.40%	11.61%
2005	52	$14.12	$728	1.15%	1.40%	4.75%
2004	15	$13.48	$197	0.89%	1.40%	10.40%
ING VP Strategic Allocation Moderate Portfolio - Class I
2008	311	$10.32	$3,208	2.76%	1.40%	-31.43%
2007	201	$15.05	$3,019	1.87%	1.40%	4.01%
2006	125	$14.47	$1,802	1.84%	1.40%	9.62%
2005	95	$13.20	$1,250	1.41%	1.40%	3.21%
2004	66	$12.79	$845	1.20%	1.40%	8.76%
ING VP Growth and Income Portfolio - Class I
2008	134	$7.92	$1,058	1.39%	1.40%	-38.46%
2007	164	$12.87	$2,105	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
ING BlackRock Global Science and Technology
Portfolio - Class I
2008	43	$8.68	$376	-	1.40%	-40.63%
2007	25	$14.62	$364	-	1.40%	17.34%
2006	17	$12.46	$215	-	1.40%	5.77%
2005	7	$11.78	$81	-	1.40%	10.20%
2004	8	$10.69	$88	(a)	1.40%	(a)
ING Opportunistic Large Cap Growth Portfolio - Class I
2008	2	$7.08	$12	-	1.40%	-44.82%
2007	1	$12.83	$13	(d)	1.40%	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Opportunistic Large Cap Value Portfolio - Class I
2008	65	$7.86	$513	1.92%	1.40%	-36.56%
2007	85	$12.39	$1,049	1.64%	1.40%	1.56%
2006	94	$12.20	$1,149	1.43%	1.40%	14.45%
2005	101	$10.66	$1,080	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus LargeCap Portfolio - Class I
2008	270	$10.11	$2,726	1.90%	1.40%	-38.09%
2007	266	$16.33	$4,340	1.29%	1.40%	3.55%
2006	296	$15.77	$4,668	0.63%	1.40%	12.97%
2005	131	$13.96	$1,828	1.35%	1.40%	3.95%
2004	84	$13.43	$1,134	1.12%	1.40%	9.01%
ING VP Index Plus MidCap Portfolio - Class I
2008	406	$11.33	$4,600	1.46%	1.40%	-38.42%
2007	490	$18.40	$9,008	0.84%	1.40%	4.01%
2006	585	$17.69	$10,354	0.63%	1.40%	7.93%
2005	494	$16.39	$8,100	0.42%	1.40%	9.63%
2004	163	$14.95	$2,440	0.34%	1.40%	14.91%
ING VP Index Plus SmallCap Portfolio - Class I
2008	238	$11.55	$2,744	0.97%	1.40%	-34.49%
2007	335	$17.63	$5,913	0.50%	1.40%	-7.55%
2006	442	$19.07	$8,419	0.42%	1.40%	12.24%
2005	359	$16.99	$6,103	0.29%	1.40%	6.12%
2004	113	$16.01	$1,809	0.19%	1.40%	20.38%
ING VP Small Company Portfolio - Class I
2008	2	$9.24	$22	-	1.40%	-32.01%
2007	3	$13.59	$35	-	1.40%	4.38%
2006	2	$13.02	$20	-	1.40%	15.22%
2005	-	$11.30	-	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP International Value Portfolio - Class I
2008	763		$16.41	$12,521	2.77%	1.40%	-43.55%
2007	914		$29.07	$26,565	1.78%	1.40%	11.85%
2006	1,081		$25.99	$28,080	2.42%	1.40%	27.65%
2005	1,316		$20.36	$26,789	2.33%	1.40%	7.90%
2004	1,366		$18.87	$25,772	1.19%	1.40%	15.77%
ING VP MidCap Opportunities Portfolio - Class I
2008	3,163	$5.68	to $10.19	$17,969	-	1.40%	-38.50% to -38.46%
2007	3,649	$9.23	to $16.57	$33,681	-	1.40%	23.93% to 24.06%
2006	4,536		$7.44	$33,745	-	1.40%	6.29%
2005	5,264		$7.00	$36,845	-	1.40%	8.70%
2004	5,981		$6.44	$38,521	-	1.40%	10.09%
ING VP SmallCap Opportunities Portfolio - Class I
2008	587		$17.59	$10,328	-	1.40%	-35.38%
2007	674		$27.22	$18,349	-	1.40%	8.53%
2006	791		$25.08	$19,846	-	1.40%	10.97%
2005	927		$22.60	$20,948	-	1.40%	7.62%
2004	1,081		$21.00	$22,696	-	1.40%	8.64%
ING VP Balanced Portfolio - Class I
2008	84		$8.52	$712	3.99%	1.40%	-29.06%
2007	112		$12.01	$1,341	2.80%	1.40%	4.07%
2006	137		$11.54	$1,583	0.17%	1.40%	8.46%
2005	3		$10.64	$32	(b)	1.40%	(b)
2004	(b)		(b)	(b)	(b)	(b)	(b)
ING VP Intermediate Bond Portfolio - Class I
2008	214		$9.82	$2,103	6.95%	1.40%	-9.74%
2007	132		$10.88	$1,435	4.83%	1.40%	4.51%
2006	73		$10.41	$762	7.63%	1.40%	2.66%
2005	2		$10.14	$24	(b)	1.40%	(b)
2004	(b)		(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Money Market Portfolio - Class I
2008	30	$11.02	$333	3.63%	1.40%	1.19%
2007	15	$10.89	$163	3.98%	1.40%	3.71%
2006	23	$10.50	$239	(c)	1.40%	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2008	108	$7.16	$770	1.36%	1.40%	-40.18%
2007	108	$11.97	$1,295	0.48%	1.40%	-0.83%
2006	98	$12.07	$1,183	0.69%	1.40%	10.63%
2005	41	$10.91	$449	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
Neuberger Berman AMT Socially Responsive Portfolio® -
Class I
2008	215	$9.78	$2,106	2.21%	1.40%	-40.29%
2007	236	$16.38	$3,871	0.08%	1.40%	6.09%
2006	221	$15.44	$3,416	0.18%	1.40%	12.13%
2005	236	$13.77	$3,252	-	1.40%	5.36%
2004	222	$13.07	$2,904	-	1.40%	11.71%
Oppenheimer Main Street Small Cap Fund®/VA
2008	9	$7.64	$72	-	1.40%	-38.68%
2007	9	$12.46	$108	-	1.40%	-2.66%
2006	8	$12.80	$106	-	1.40%	13.48%
2005	-	$11.28	$3	(b)	1.40%	(b)
2004	(b)	(b)	(b)	(b)	(b)	(b)
PIMCO Real Return Portfolio - Administrative Class
2008	396	$10.77	$4,268	4.70%	1.40%	-8.34%
2007	162	$11.75	$1,908	4.54%	1.40%	9.00%
2006	142	$10.78	$1,532	4.37%	1.40%	-0.55%
2005	170	$10.84	$1,839	3.98%	1.40%	0.65%
2004	72	$10.77	$770	(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Pioneer High Yield VCT Portfolio - Class I
2008	93	$7.60	$710	8.78%	1.40%	-36.35%
2007	112	$11.94	$1,340	5.50%	1.40%	4.37%
2006	118	$11.44	$1,351	5.35%	1.40%	7.02%
2005	92	$10.69	$981	2.95%	1.40%	0.47%
2004	181	$10.64	$1,926	(a)	1.40%	(a)
Wanger Select
2008	216	$7.94	$1,712	-	1.40%	-49.78%
2007	231	$15.81	$3,655	-	1.40%	7.84%
2006	180	$14.66	$2,641	0.27%	1.40%	18.04%
2005	109	$12.42	$1,352	-	1.40%	8.95%
2004	88	$11.40	$1,007	(a)	1.40%	(a)
Wanger USA
2008	141	$8.34	$1,177	-	1.40%	-40.51%
2007	134	$14.02	$1,877	-	1.40%	3.93%
2006	130	$13.49	$1,760	0.22%	1.40%	6.39%
2005	104	$12.68	$1,313	-	1.40%	9.69%
2004	36	$11.56	$421	(a)	1.40%	(a)

(a)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(b)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

(c)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.

(d)	As investment Division was not available until 2007, this data is not meaningful and is therefore not presented.

(e)	As investment Division was not available until 2008, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

FINANCIAL STATEMENTS — STATUTORY BASIS
ReliaStar Life Insurance Company
For the years ended December 31, 2008, 2007 and 2006
with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY Financial Statements - Statutory Basis December 31, 2008

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis – as of December 31, 2008 and 2007	3
Statements of Operations - Statutory Basis – for the years ended December 31, 2008,
2007 and 2006	5
Statements of Changes in Capital and Surplus - Statutory Basis – for the years ended
December 31, 2008, 2007 and 2006	6
Statements of Cash Flows - Statutory Basis – for the years ended December 31, 2008,
2007 and 2006	7
Notes to Financial Statements - Statutory Basis	8

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder ReliaStar Life Insurance Company

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company (the “Company,” an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc.), as of December 31, 2008 and 2007, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (“Minnesota Division of Insurance”), which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

/s/ Ernst & Young LLP

Atlanta, Georgia April 3, 2009

RELIASTAR LIFE INSURANCE COMPANY Balance Sheets - Statutory Basis

	December 31
	2008	2007

	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$ 13,389,937	$ 13,636,553
Preferred stocks	111,545	122,290
Common stocks	63,967	23,653
Subsidiaries	267,611	331,847
Mortgage loans	2,492,588	2,411,673
Real estate:
Properties occupied by the Company	9,519	84,694
Properties held for the production of income	7,673	6,899
Contract loans	690,229	683,218
Other invested assets	1,068,202	740,336
Cash and short term investments	156,896	185,882

Total cash and invested assets	18,258,167	18,227,045
Deferred and uncollected premiums, less loading (2008-$34,078; 2007-$32,021)	(376,766)	101,745
Accrued investment income	185,410	172,920
Reinsurance balances recoverable	185,418	209,156
Indebtedness from related parties	241,749	85,192
Net deferred tax asset	127,427	117,220
Separate account assets	1,920,676	3,432,704
Other assets	21,799	38,592

Total admitted assets	$ 20,563,880	$ 22,384,574

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY Balance Sheets - Statutory Basis

	December 31
	2008	2007

	(In Thousands,
	except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 12,535,786	$ 12,611,754
Accident and health reserves	1,119,012	1,217,125
Deposit type contracts	633,472	818,920
Policyholders’ funds	1,150	1,172
Dividends payable	13,745	14,565
Policy and contract claims	215,745	402,658

Total policy and contract liabilities	14,518,910	15,066,194

Accounts payable and accrued expenses	204,884	159,423
Reinsurance balances	298,366	286,213
Current federal income taxes payable (including $10,592 and
$9,008 on realized capital losses at December 31,
2008 and 2007, respectively)	10,936	89,910
Indebtedness to related parties	142,015	53,174
Contingency reserve	40,226	44,083
Asset valuation reserve	65,691	160,815
Borrowed money	705,019	613,837
Net transfers to separate accounts	(76,412)	(157,002)
Other liabilities	660,261	309,291
Separate account liabilities	1,920,676	3,432,704

Total liabilities	18,490,572	20,058,642

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Surplus note	100,000	100,000
Paid in and contributed surplus	1,957,125	1,767,125
Unassigned surplus	13,683	456,307
Preferred capital stock, held in treasury	(100)	(100)

Total capital and surplus	2,073,308	2,325,932

Total liabilities and capital and surplus	$ 20,563,880	$ 22,384,574

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY Statements of Operations – Statutory Basis

	Year ended December 31
	2008	2007	2006

	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 2,305,966	$ 1,970,191	$ 3,038,520
Considerations for supplementary contracts with life contingencies	2,683	2,022	1,765
Net investment income	878,335	950,685	946,258
Amortization of interest maintenance reserve	(7,479)	(598)	2,655
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	258,258	1,015,902	100,541
Other revenue	136,097	156,639	168,885

Total premiums and other revenues	3,573,860	4,094,841	4,258,624
Benefits paid or provided:
Death benefits	742,637	943,659	1,039,020
Annuity benefits	110,171	110,050	114,877
Surrender benefits and withdrawals	1,610,260	1,847,038	2,209,109
Interest on policy or contract funds	31,896	28,364	9,920
Accident and health benefits	543,348	579,121	456,140
Other benefits	8,521	7,403	7,991
Decrease in life, annuity and accident and health reserves	(174,081)	(121,592)	(7,113)
Net transfers from separate accounts	(239,177)	(386,445)	(672,208)

Total benefits paid or provided	2,633,575	3,007,598	3,157,736
Insurance expenses and other deductions:
Commissions	475,591	392,398	310,088
General expenses	439,337	401,062	366,642
Insurance taxes, licenses and fees	59,482	51,412	47,773
Other deductions (additions)	17,033	(36,436)	127,813

Total insurance expenses and other deductions	991,443	808,436	852,316

(Loss) gain from operations before policyholder dividends, federal income
taxes and net realized capital (losses) gains	(51,158)	278,807	248,572

Dividends to policyholders	17,316	18,500	18,257

(Loss) gain from operations before federal income taxes
and net realized capital (losses) gains	(68,474)	260,307	230,315

Federal income tax (benefit) expense	(111,875)	110,413	97,155

Gain from operations before net realized capital gains (losses)	43,401	149,894	133,160
Net realized capital (losses) gains	(168,608)	3,156	(3,660)

Net (loss) income	$ (125,207)	$ 153,050	$ 129,500

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2008	2007	2006

	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,500	$ 2,500	$ 2,500

Preferred Stock
Balance at beginning and end of year	$ 100	$ 100	$ 100

Surplus note:
Balance at beginning and end of year	$ 100,000	$ 100,000	$ 100,000

Paid-in and contributed surplus:
Balance at beginning of year	$ 1,767,125	$ 1,672,125	$ 1,472,125
Capital contributions	190,000	95,000	200,000

Balance at end of year	$ 1,957,125	$ 1,767,125	$ 1,672,125

Unassigned surplus:
Balance at beginning of year	$ 456,307	$ 548,834	$ 305,515
Net (loss) income	(125,207)	153,050	129,500
Change in net unrealized capital (losses) gains	(319,121)	(175,577)	4,514
Change in nonadmitted assets	(129,114)	(71,572)	43,687
Change in liability for reinsurance in unauthorized companies	(1,744)	(6,733)	(2,022)
Change in asset valuation reserve	95,124	(25,549)	(4,483)
Other changes in surplus in separate account statement	-	1,209	(1,128)
Change in net deferred income tax	44,616	47,184	11,857
Change in surplus as a result of reinsurance	-	30,049	104,730
Amortization of deferred gain on reinsurance transaction	(4,559)	(46,376)	(9,822)
Amortization of gain on sale/leaseback of home properties	(694)	-	-
Dividends to stockholder	-	-	(35,000)
Additional minimum pension liability	(1,925)	1,788	1,486

Balance at end of year	13,683	456,307	548,834

Preferred capital stock, held in treasury	(100)	(100)	(100)

Total capital and surplus	$ 2,073,308	$ 2,325,932	$ 2,323,459

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2008	2007	2006

	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$ 2,775,447	$ 2,003,357	$ 3,034,308
Net investment income received	957,129	1,026,284	993,570
Commissions and expenses paid	(933,585)	(821,882)	(723,944)
Benefits paid	(3,188,156)	(3,557,172)	(3,818,615)
Net transfers from separate accounts	301,344	396,242	664,165
Dividends paid to policyholders	(18,135)	(18,121)	(16,626)
Federal income taxes recovered (paid)	22,338	(54,150)	(92,015)
Miscellaneous income	373,850	1,168,680	233,289

Net cash provided by operations	290,232	143,238	274,132

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	4,597,269	7,865,334	6,340,198
Stocks	159,496	58,279	665
Mortgage loans	352,074	343,501	426,875
Real estate	118,909	2,601	-
Other invested assets	11,837,282	11,993,637	7,192,268
Net gain (loss) on cash and short term investments	102	2,652	(7,325)
Miscellaneous proceeds	138,501	84,663	53,124

Total investment proceeds	17,203,633	20,350,667	14,005,805

Cost of investments acquired:
Bonds	4,635,762	8,222,389	6,433,242
Stocks	210,573	34,701	2,781
Mortgage loans	431,080	620,696	346,337
Real estate	-	1,978	477
Other invested assets	11,963,019	12,231,320	7,497,473
Miscellaneous applications	133,726	48,657	27,447

Total cost of investments acquired	17,374,160	21,159,741	14,307,757

Net increase in contract loans	7,011	9,088	9,878

Net cash used in investment activities	(177,538)	(818,162)	(311,830)

Financing and miscellaneous activities
Other cash provided (applied):
Capital and surplus paid-in	-	95,000	200,000
Borrowed money	93,069	46,069	(7,643)
Net (withdrawals) deposits on deposit type contracts	(185,448)	208,675	(31,896)
Dividends paid to stockholder	-	-	(35,000)
Other cash (used) provided	(49,301)	169,821	71,247

Net cash (used) provided by financing and miscellaneous activities	(141,680)	519,565	196,708

Net (decrease) increase in cash and short term investments	(28,986)	(155,359)	159,010
Cash and short term investments:
Beginning of year	185,882	341,241	182,231

End of year	$ 156,896	$ 185,882	$ 341,241

7

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

1. Nature of Operations and Significant Accounting Policies

ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut domiciled non-insurance holding company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), a Delaware domiciled non-insurance holding company. The Company’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in the Netherlands.

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia and Puerto Rico.

Basis of Presentation: The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from United States generally accepted accounting principles (“GAAP”). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held to maturity, trading or available for sale. Held to maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available for sale.

The Company invests in structured securities including mortgage backed securities, collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities, management compares the undiscounted projected future cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

For GAAP, assets are re-evaluated based on the discounted projected future cash flows using a current market rate. Impairments are recognized when the fair value is less than book value and there has been an adverse change in projected future cash flows.

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RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Statement of Statutory Accounting Principles (“SSAP”) No. 31, Derivative Instruments applies to derivative transactions entered into prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities for derivative transactions entered into or modified on or after January 1, 2003. Under SSAP 86, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges.

Valuation Reserves: The asset valuation reserve (“AVR”) is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company’s net deferral of interest maintenance reserve (“IMR”) is negative and as such is reported as a component of other assets and completely nonadmitted in the accompanying Balance Sheets.

Realized gains and losses on investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold. Realized losses due to impairment are recorded when there has been a decline in value deemed to be other than temporary, in which case the provision for such declines is charged to income.

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RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus. Under GAAP, such allowances are included as a component of earnings.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods (“CRVM”) using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

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RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory, losses are recognized immediately in income, with gains reported as a separate component of surplus.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non operating software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC

Accounting Practices and Procedures Manual, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited GAAP statements are not available or expected to be available are nonadmitted. Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated. All affiliated investments are included in the Consolidated Balance Sheets.

Employee Benefits: For purposes of calculating the Company’s postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

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RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Policyholder Dividends: Policyholder dividends are recognized when declared. Under GAAP, dividends are recognized over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the notes.

Statements of Cash Flows: Cash and short term investments in the Statements of Cash Flows represent cash balances and investments with initial maturities of one year or less. Other invested assets include cash loaned through the Company’s reciprocal loan program.

Participation Fund Account: On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $237.8 as of December 31, 2008) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

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RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Single class and multi class mortgage backed/asset backed securities are valued at amortized cost using the effective interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”).

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to not sell the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred. The Company also considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other than temporary impairment testing. As part of this testing, the Company determines whether or not it has the intent to sell investments. If a decision to sell has been made, an other than temporary impairment is considered to have occurred.

The Company uses derivatives such as interest rate swaps, caps and floors, futures, forwards and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the

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RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Credit default swaps and total return swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (synthetic) assets filed with the NAIC SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86 permissible investments using the derivative in conjunction with other investments.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreement without an exchange of the underlying principal amount.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are received as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

Options are reported at fair value. The unrealized gains or losses from the options are reported as unrealized gains or losses in surplus.

SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP 97”), applies to the Company’s subsidiaries, controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill, and the Company’s non-insurance subsidiaries are reported at the GAAP basis of their net assets. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited US GAAP statements are not available or expected to be available are nonadmitted.

Mortgage loans are reported at amortized cost, less writedown for impairments.

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost, and other real estate is reported at the lower of depreciated cost or fair value.

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RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Depreciation is calculated on a straight line basis over the estimated useful lives of the properties.

For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities sold under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short term investments and the offsetting collateral liability is included in miscellaneous liabilities.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short term investments are reported at amortized cost which approximates market value. Short term investments include investments with maturities of one year or less at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the Balance Sheet, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are determined using the first in first out method.

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.25% .

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RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $94.5 billion and $46.7 billion at December 31, 2008 and 2007, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $797.4 and $571.9 at December 31, 2008 and 2007, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

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RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

Participating Insurance: Participating business approximates less than 1.0% of the Company’s ordinary life insurance in force and 1.0% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $17.3, $18.5 and $18.3 was incurred in 2008, 2007 and 2006, respectively.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2008	2007

	(In Thousands)
Subsidiaries	$ 7,250	$ -
Deferred and uncollected premium	7,396	9,960
Net deferred tax asset	330,797	259,262
Electronic data processing equipment and software	26,067	21,892
Furniture and equipment	617	1,184
Health care and other amounts receivable	8,954	10,552
Interest maintenance reserve	49,080	8,191
Other invested assets	21,284	-
Other	19,694	30,984

Total nonadmitted assets	$ 471,139	$ 342,025

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2008. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2008.

Guaranteed Benefits: For the Guaranteed Minimum Death Benefit (“GMDB”), Actuarial Guideline 34 (“AG34”) is followed. All the methodology and assumptions (mortality and interest) are contained in the guideline. AG34 interprets the standards for applying CARVM to GMDBs in variable annuity contracts where GMDBs are integrated with other benefits such as surrenders and annuitizations. This guideline requires that GMDBs

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RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

be projected assuming an immediate drop in the value of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return. The immediate drops and assumed returns used in the projections are provided in AG34 and vary by five asset classes in order to reflect the risk/return differential inherent in each class. Contract specific asset based charges are deducted to obtain the net assumed returns. This guideline interprets mortality standards to be applied to projected GMDBs in the reserve calculation. In addition, this guideline clarifies standards for reinsurance transactions involving GMDBs with integrated benefit streams modified to reflect both the payment of future reinsurance premiums and the recovery of future reinsured death benefits.

Cash Flow Information: Cash and short term investments include cash on hand, demand deposits and short term fixed maturity instruments with a maturity of less than one year at date of acquisition. Other invested assets include cash loaned through the Company’s reciprocal loan program.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company.

Certain other separate accounts relate to experience rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is reestablished each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company’s mortality risk associated with these policies are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $26.0 and $15.4 at December 31, 2008 and 2007, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

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RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Reclassifications: Certain amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2008 financial statement presentation. These reclassifications reflect presentational differences on both the balance sheet and statement of operations. There were no changes to total capital and surplus or net income. A reconciliation of the material presentational differences for 2007 balances is as follows:

	Balance per Audited		Balance per Audited
	Financial Statements	Amount	Financial Statements
	December 31, 2007	Reclassified	December 31, 2008

	(In Thousands)
Admitted Assets
Deferred and uncollected premiums	$ 102,985	$ (1,240)	$ 101,745
Reinsurance balances recoverable	205,999	3,157	209,156
Other assets	21,031	17,561	38,592
Liabilities
Other liabilities	289,813	19,478	309,291
Statement of Operations
Life, annuity, and accident and	2,407,929	(437,738)	1,970,191
health premiums
Commission, expense allowances and reserve	578,167	437,735	1,015,902
adjustments on reinsurance ceded

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance. The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2008, 2007, and 2006, the Company had no such permitted accounting practices.

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RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

3. Investments

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

	(In Thousands)
At December 31, 2008:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 1,068,759	$ 74,902	$ 3,938	$ 1,139,723
States, municipalities, and political
subdivisions	46,565	115	15,036	31,644
Foreign other (par value - $2,083,193 )	2,033,644	10,325	319,820	1,724,149
Foreign government (par value - $93,729)	85,971	10,976	3,391	93,556
Public utilities securities	99,188	538	9,639	90,087
Corporate securities	4,671,021	41,111	623,851	4,088,281
Residential backed securities	2,921,729	185,723	489,633	2,617,819
Commercial mortgage backed
securities	1,599,126	4	564,006	1,035,124
Other asset backed securities	868,668	1,019	210,274	659,413

Total fixed maturities	13,394,671	324,713	2,239,588	11,479,796

Preferred stocks	111,545	-	40,100	71,445
Common stocks	73,514	377	9,924	63,967

Total equity securities	185,059	377	50,024	135,412

Total	$ 13,579,730	$ 325,090	$ 2,289,612	$ 11,615,208

At December 31, 2007:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 41,650	$ 1,340	$ -	$ 42,990
States, municipalities, and political
subdivisions	47,608	177	2,696	45,089
Foreign other (par value - $2,060,204)	2,045,975	28,099	55,425	2,018,649
Foreign government (par value - $113,124)	111,463	18,690	49	130,104
Public utilities securities	171,784	4,622	961	175,445
Corporate securities	5,074,558	72,180	110,963	5,035,775
Residential backed securities	3,361,128	116,402	80,825	3,396,705
Commercial mortgage backed
securities	1,790,470	6,636	46,516	1,750,590
Other asset backed securities	992,762	3,202	36,680	959,284

Total fixed maturities	13,637,398	251,348	334,115	13,554,631

Preferred stocks	122,290	3,301	9,198	116,393
Common stocks	22,190	1,739	275	23,654

Total equity securities	144,480	5,040	9,473	140,047

Total	$ 13,781,878	$ 256,388	$ 343,588	$ 13,694,678

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements - Statutory Basis
December 31, 2008
(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2008	2007

	(In Thousands)
Amortized cost	$ 13,394,671	$ 13,637,398
Adjustment for below investment grade bonds	(4,734)	(845)

Carrying value	$ 13,389,937	$ 13,636,553

The aggregate market value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
	below cost	below cost	below cost	Total

(In Thousands)
At December 31, 2008:
Fair value	$ 1,388,492	$ 2,551,612	$ 3,918,877	$ 7,858,981
Unrealized loss	95,419	478,086	1,666,083	2,239,588

At December 31, 2007:
Fair value	$ 2,174,943	$ 2,415,260	$ 3,630,322	$ 8,220,525
Unrealized loss	56,107	145,135	132,873	334,115

The amortized cost and fair value of investments in bonds at December 31, 2008, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value

	(In Thousands)
Maturity:
Due in 1 year or less	$ 196,304	$ 195,294
Due after 1 year through 5 years	2,374,466	2,216,096
Due after 5 years through 10 years	2,578,488	2,299,804
Due after 10 years	2,855,890	2,456,246

	8,005,148	7,167,440
Residential backed securities	2,921,729	2,617,819
Commercial mortgage backed securities	1,599,126	1,035,124
Other asset backed securities	868,668	659,413

Total	$ 13,394,671	$ 11,479,796

At December 31, 2008 and 2007, investments in certificates of deposit and bonds with an admitted asset value of $94.7 and $181.9, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

21

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a market value of approximately $167.6 and $158.4 at December 31, 2008 and 2007, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $2.1 billion, $4.5 billion and $3.2 billion in 2008, 2007 and 2006, respectively. Gross gains of $35.2, $44.4, and $31.3 and gross losses of $82.5, $53.2, and $51.5 during 2008, 2007 and 2006, respectively, were realized on those sales. A portion of the gains and losses realized in 2008, 2007, and 2006 has been deferred to future periods in the IMR.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	December 31
	2008	2007	2006

	(In Thousands)
Realized capital (losses)	$ (206,383)	$ (3,444)	$ (52,309)
Amount transferred to IMR (net of related taxes
of $(26,044) in 2008, $(8,404) in 2007
and $(18,459) in 2006)	48,367	15,608	34,282
Federal income tax (expense) benefit	(10,592)	(9,008)	14,367

Net realized capital (losses) gains	$ (168,608)	$ 3,156	$ (3,660)

Realized capital gains (losses) include losses of $209.6, $27.9, and $31.2 related to securities that have experienced an other-than-temporary decline in value in 2008, 2007, and 2006, respectively.

Management regularly reviews the value of the Company’s investments. If the value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline in value. To make this determination for each security, the following are some of the factors considered:

  The length of time and the extent to which the fair value has been below cost;
  The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential;
  Management’s intent and ability to hold the security long enough for it to recover its value;

Based on that analysis, management makes a judgment as to whether the loss is other-than-temporary. If the loss is other-that-temporary, an impairment charge is recorded within net realized investment gains (losses) in the Statements of Income in the period the determination is made.

22

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2008, 2007, and 2006 realized capital losses include $44.5, $5.4, $4.6 respectively related to Limited Partnerships that have experienced an other-than-temporary decline in value.

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2008	2007	2006

	(In Thousands)
Income:
Subsidiaries	$ -	$ 22,049	$ 27,600
Equity securities	8,342	9,451	5,731
Bonds	859,407	800,012	761,657
Mortgage loans	158,451	142,591	145,321
Derivatives	(145,900)	(5,329)	11,966
Contract loans	40,359	40,440	39,193
Real estate	2,793	20,422	22,834
Other	34,628	34,896	45,890

Total investment income	958,080	1,064,532	1,060,192
Investment expenses	(79,745)	(113,847)	(113,934)

Net investment income	$ 878,335	$ 950,685	$ 946,258

The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money on the Balance Sheets. The repurchase obligation totaled $126.8 and $208.8 at December 31, 2008 and 2007, respectively. The securities underlying these agreements are mortgage backed securities with a book value of $126.2 and $213.8 and fair value of $128.4 and $210.2 at December 31, 2008 and 2007, respectively. The securities had a weighted average coupon rate of 5.8% with various maturity dates ending in December 2038. The primary risk associated with short term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short term investments, which was not material at December 31, 2008. The Company believes that the counterparties to the reverse dollar repurchase agreements are financially responsible and that counterparty risk is minimal.

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2008 and 2007, the amount outstanding on these agreements was $339.1 and $402.1, respectively, and was included in borrowed money on the balance sheets. The securities underlying these agreements are mortgage backed securities with a book value of $377.7 and $422.8 and fair value of $383.1 and $424.0 at December 31, 2008 and 2007, respectively. The securities have a

23

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

weighted average coupon rate of 5.1% with various maturity dates ending in September 2038.

The maximum and minimum lending rates for long term mortgage loans during 2008 were 7.0% and 5.1% . Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 70.8% on commercial properties. The Company did not hold mortgages with interest more than 180 days overdue at December 31, 2008 and 2007, respectively. No interest was past due as of December 31, 2008 and 2007.

The average recorded investment in impaired loans was $1.9 and $0.6 at December 31, 2008 and 2007, respectively. Interest income recognized during the period the loans were impaired was $0.2, $0.5, and $0.8 and interest income recognized on a cash basis was $0.2, $0.5, and $0.9 for 2008, 2007 and 2006, respectively.

The Company had impaired loans without an allowance for credit losses of $1.9 and $1.2, as of December 31, 2008 and 2007, respectively.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s return on the investment portfolio or to manage interest rate risk. The table below summarizes the number of transactions, book value, and gain/loss of the Company’s financial instruments with securities sold and reacquired within 30 days of the sale date:

Cost of
Securities
	NAIC	Number of	Book Value	Repurchased	Gain/(Loss)
	Rating	Transactions	(in thousands)	(in thousands)	(in thousands)

2008		-	$ -	$ -	$ -

2007		-	-	-	-

2006	3	6	575	572	-

There were no encumbrances on real estate at December 31, 2008 and 2007, respectively.

Since the third quarter of 2007, credit markets have become more turbulent amid concerns about subprime and Alt-A mortgages and collateralized debt obligations (“CDOs”). This in turn has resulted in a general widening of credit spreads, reduced price transparency, reduced liquidity, increased rating agency downgrades and increased volatility across certain markets.

24

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. The Company does have exposure to Residential Mortgage-Backed Securities (“RMBS”) and asset-backed securities (“ABS”). Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A Loans to include residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income. Commencing in the fourth quarter of 2007, the Company expanded its definition of Alt-A loans to include residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default. Further, during the fourth quarter of 2007, the industry coalesced around classifying any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime into the Alt-A category, and the Company is following that lead. The following summarizes the Company’s exposure to subprime and Alt-A mortgages as of December 31, 2008 and 2007.

Trading activity for the Company’s RMBS, particularly subprime and Alt-A RMBS, has been declining during 2008 as a result of the dislocation of the credit markets. During 2008, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive. The Company did not change its valuation procedures as a result of determining that the market was inactive.

The following table summarizes the Company’s exposure to subprime mortgage backed holdings and Alt-A mortgage backed securities through other investments as of December 31, 2008:

Other Than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(excluding		Losses
	Actual Cost	interest)	Fair Value	Recognized

(In Thousands)
Residential mortgage
backed securities	$ 856,376	$ 845,639	$ 546,723	$ 6,250

Structured securities	255,389	256,259	165,493	8,176

Total	$ 1,111,765	$ 1,101,898	$ 712,216	$ 14,426

25

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company’s exposure to subprime mortgage backed holdings and Alt-A mortgage backed securities through other investments as of December 31, 2007:

Other Than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(excluding		Losses
	Actual Cost	interest)	Fair Value	Recognized

(In Thousands)
Residential mortgage
backed securities	$ 974,100	$ 969,954	$ 958,770	$ 280

Structured securities	309,153	309,232	282,868	5,911

Total	$ 1,283,253	$ 1,279,186	$ 1,241,638	$ 6,191

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, Mortgage Guaranty or Financial Guaranty insurance coverage as of December 31, 2008.

The Company had a carrying value of $121.7 in Low-Income Housing Tax Credits (“LIHTC”). The tax credits are projected to expire in 2017. The Company is indifferent to the holding period of the investments as the credits are guaranteed by a third party. The Company is unaware of any current regulatory reviews of the LIHTC property.

4. Derivative Financial Instruments Held for Purposes Other than Trading

The Company utilizes derivatives such as options, futures, caps, floors, forwards and interest rate swaps to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are followed in accordance with requirements set forth in SSAP No. 86 for those derivatives that are deemed highly effective. The Company also enters into credit default swaps and total return swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (synthetic) assets filed with the NAIC SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86.

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount.

26

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreement without an exchange of the underlying principal amount.

Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Options are reported at fair value. The unrealized gains or losses from the options are reported as unrealized gain or loss in surplus.

Premiums paid for the purchase of interest rate contracts are included in other invested assets on the balance sheet and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

27

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company’s derivative contracts included in other invested assets at December 31, 2008 and 2007:

	Notional	Carrying	Fair
	Amount	Value	Value

	(In Thousands)
December 31, 2008
Derivative contracts:
Swaps	$ 6,698,322	$ (120,089)	$ (214,238)
Forwards	206,279	2,032	2,075
Futures	280,323	(7,088)	(7,088)
Options owned	1,720,243	4,093	4,093

Total derivatives	$ 8,905,167	$ (121,052)	$ (215,158)

December 31, 2007
Derivative contracts:
Swaps	$ 5,563,365	$ (86,584)	$ (156,548)
Options owned	402,043	1,929	1,929

Total derivatives	$ 5,965,408	$ (84,655)	$ (154,619)

5. Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $897.7 and $802.9 and an aggregate market value of $681.2 and $798.6 at December 31, 2008 and 2007, respectively. Those holdings amounted to 6.7% of the Company’s investments in bonds and 4.8% of total admitted assets at December 31, 2008. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $145.7 and $241.7 with an aggregate NAIC market value of $127.4 and $252.8 at December 31, 2008 and 2007, respectively. The carrying value of these holdings amounted to 1.1% of the Company’s investment in bonds and 0.8% of the Company’s total admitted assets at December 31, 2008.

At December 31, 2008, the Company’s commercial mortgages involved a concentration of properties located in California (28.9%) and Texas (9.4%) . The remaining commercial mortgages relate to properties located in 42 other states. The portfolio is well diversified, covering many different types of income producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $75.0.

28

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

6. Annuity Reserves

At December 31, 2008 and 2007, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent

	(In Thousands)
December 31, 2008
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 177,484	1.8%
At book value less surrender charge	1,155,575	11.6
At fair value	848,041	8.5

Subtotal	2,181,100	21.9
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	6,955,720	69.9
Not subject to discretionary withdrawal	817,098	8.2

Total annuity reserves and deposit fund liabilities
before reinsurance	9,953,918	100.0%

Less reinsurance ceded	10,777

Net annuity reserves and deposit fund liabilities	$ 9,943,141

December 31, 2007
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 214,697	1.9%
At book value less surrender charge	1,168,046	10.6
At fair value	1,693,450	15.3

Subtotal	3,076,193	27.8
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	6,936,965	62.7
Not subject to discretionary withdrawal	1,042,988	9.5

Total annuity reserves and deposit fund liabilities
before reinsurance	11,056,146	100.0%

Less reinsurance ceded	10,892

Net annuity reserves and deposit fund liabilities	$ 11,045,254

Of the total net annuity reserves and deposit fund liabilities of $9.9 billion at December 31, 2008, $8.9 billion is included in the general account, and $1.0 billion is included in the separate account. Of the total net annuity reserves and deposit fund liabilities of $11.0 billion at December 31, 2007, $9.2 billion is included in the general account, and $1.8 billion is included in the separate account.

7. Employee Benefit Plans

Defined Benefit Plan: ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America

29

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $7.2, $7.8 and $9.1 for 2008, 2007 and 2006, respectively. ING North America is responsible for all Retirement Plan liabilities.

Defined Contribution Plans: ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. ING North America matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $7.2, $7.0 and $7.0 for 2008, 2007 and 2006, respectively.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan, and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

30

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans are as follows:

	Pension Benefits			Other Benefits
	2008	2007	2006	2008	2007	2006

	(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$ 31,497	$ 33,751	$ 35,085	$ 22,102	$ 24,627	$ 23,441
Service cost	-	-	-	-	750	1,345
Interest cost	1,954	1,907	1,853	1,223	1,392	1,249
Contribution by plan participants	-	-	-	1,999	1,583	1,322
Actuarial (gain) loss	2,853	(1,252)	(313)	(1,504)	(2,532)	407
Benefits paid	(2,907)	(2,909)	(2,874)	(3,680)	(3,718)	(3,137)

Benefit obligation at end of year	$ 33,397	$ 31,497	$ 33,751	$ 20,140	$ 22,102	$ 24,627

Change in plan assets
Fair value of plan assets at beginning of year	$ -	$ -	$ -	$ -	$ -	$ -
Employer contributions	2,907	2,909	2,874	1,681	2,134	1,815
Plan participants' contributions	-	-	-	1,999	1,584	1,322
Benefits paid	(2,907)	(2,909)	(2,874)	(3,680)	(3,718)	(3,137)

Fair value of plan assets at end of year	$ (0)	$ -	$ -	$ (0)	$ -	$ -

Funded status	$ (33,397)	$ (31,497)	$ (33,751)	$ (20,140)	$ (22,102)	$ (24,627)
Unrecognized prior service credit	(16)	(21)	(26)	(2,120)	(2,378)	(2,310)
Unrecognized net gains (loss)	11,504	9,587	11,373	(538)	1,291	3,959
Remaining net obligation	13,755	14,856	16,049	-	-	-

Total funded status	$ (8,154)	$ (7,075)	$ (6,355)	$ (22,798)	$ (23,189)	$ (22,978)

Amounts recognized in the balance sheets
consist of:
Accrued benefit cost	$ (33,393)	$ (31,490)	$ (33,751)	$ (22,798)	$ (23,189)	$ (22,978)
Intangible assets	13,755	14,856	16,049	-	-	-
Unassigned surplus - minimum
pension liability	11,484	9,559	11,347	-	-	-

Net amount recognized	$ (8,154)	$ (7,075)	$ (6,355)	$ (22,798)	$ (23,189)	$ (22,978)

Component of net periodic benefit cost
Service cost	$ -	$ -	$ -	$ -	$ 750	$ 1,344
Interest cost	1,954	1,907	1,852	1,223	1,392	1,249
Amount of unrecognized gains	890	580	712	-	137	122
Amount of prior service cost recognized	(5)	(5)	(5)	68	67	68
Amortization of unrecognized transition				-
obligation ot transition asset	1,146	1,146	1,146	-	-	-

Total net periodic benefit cost	$ 3,985	$ 3,628	$ 3,705	$ 1,291	$ 2,346	$ 2,783

Benefit obligation for nonvested employees	$ -	$ -	$ -	$ 1,925	$ 1,431	$ 2,529

Accumulated benefit obligation
for vested participants	$ 33,393	$ 31,490	$ 33,751	$ 19,813	$ 21,775	$ 23,104

31

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Information for pension plans with an accumulated obligation in excess of plan assets.

	Year ended December 31
	2008	2007	2006

	(In Thousands)
Projected benefit obligation	$ 33,397	$ 31,497	$ 33,751
Accumulated benefit obligation	33,393	31,490	33,751
Fair value of plan assets	-	-	-

Information for other postretirement benefit plans with an accumulated benefit obligation in excess of plan assets.

	Year ended December 31
	2008	2007	2006

	(In Thousands)
Projected benefit obligation	$ 20,140	$ 22,102	$ 24,627
Accumulated benefit obligation	19,813	21,775	23,104
Fair value of plan assets	-	-	-

Assumptions used in determining the accounting for the defined benefit plans and other benefit plan as of December 31, 2008, 2007 and 2006 were as follows:

	2008	2007	2006

Weighted average discount rate	6.0%	6.5%	5.9%
Rate of increase in compensation level	4.0%	4.2%	4.0%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 9.0%, decreasing gradually to 6.5% over five years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2008 by $0.4. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2008 by $0.3.

32

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The Company expects to pay the following benefits:

Year ending
December 31,	Benefits

(In Thousands)
2009	$ 5,234
2010	5,458
2011	5,561
2012	5,476
2013	5,417
Thereafter	23,662

The Company’s expected future contributions are equal to its expected future benefit payments. For 2009 the Company expects to contribute $5.2.

The measurement date used for postretirement benefits is December 31, 2008.

On December 8, 2003, the Medicare Prescription Drug Impairment and Modernization Act of 2003 (the “Act”) was signed into law. The Act introduced a prescription drug benefit under Medicare, as well as a federal subsidiary to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare. The 2009 expected benefit reduction in the net postretirement benefit cost for the subsidy related to benefits attributed to former employees is less than $0.3. There is no effect of the subsidy on the measurement of net periodic postretirement benefit cost for the current period.

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

33

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The general nature and characteristics of the separate accounts business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

(In Thousands)
December 31, 2008
Premium, consideration or deposits for the year	$ 1,091	$ 270,608	$ 271,699

Reserves for separate accounts with assets at:
Fair value	$ 124,315	$ 1,719,949	$ 1,844,264
Amortized cost	-	-	-

Total reserves	$ 124,315	$ 1,719,949	$ 1,844,264

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 124,315	$ -	$ 124,315
At market value	-	1,709,823	1,709,823

Subtotal	124,315	1,709,823	1,834,138
Not subject to discretionary withdrawal		10,126	10,126

Total separate account liabilities	$ 124,315	$ 1,719,949	$ 1,844,264

December 31, 2007
Premium, consideration or deposits for the year	$ -	$ 328,909	$ 328,909

Reserves for separate accounts with assets at:
Fair value	$ 143,134	$ 3,132,555	$ 3,275,689
Amortized cost	-	-	-

Total reserves	$ 143,134	$ 3,132,555	$ 3,275,689

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 143,134	$ -	$ 143,134
At market value	-	3,132,045	3,132,045

Subtotal	143,134	3,132,045	3,275,179
Not subject to discretionary withdrawal	-	510	510

Total separate account liabilities	$ 143,134	$ 3,132,555	$ 3,275,689

34

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2008	2007	2006

	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 271,699	$ 328,909	$ 376,794
Transfers from separate accounts	(510,876)	(715,354)	(1,049,002)

Transfers as reported in the statements of operations	$ (239,177)	$ (386,445)	$ (672,208)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2008 and 2007 were as follows:

Guaranteed
Minimum Death
Benefit (GMDB)

(In Thousands)
December 31, 2008
Separate Account Liability	$ 815,336
Gross amount of reserve	8,286
Reinsurance reserve credit	-

December 31, 2007
Separate Account Liability	$ 467,422
Gross amount of reserve	562
Reinsurance reserve credit	-

35

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

9. Federal Income Taxes

The Company files a consolidated federal income tax return with its parent ING AIH, a Delaware corporation, and other U.S. affiliates. The Company has a written tax sharing agreement that provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate. A list of all affiliated companies that participate in the filing of this consolidated federal income tax return include:

ALICA Holdings, Inc.
Bancnorth Investment Group, Inc.
Branson Insurance Agency, Inc.
Compulife Agency, Inc.
Compulife Insurance Agency of Massachusetts, Inc.
Compulife Investor Services, Inc.
Compulife, Inc.
Directed Services, LLC
Financial Network Investment Corporation
Financial Network Investment Corporation of Puerto Rico, Inc.
First Secured Mortgage Deposit Corporation
FN Insurance Agency of Kansas, Inc.
FN Insurance Agency of New Jersey, Inc.
FN Insurance Services of Nevada, Inc.
FN Insurance Services, Inc.
FNI International, Inc.
Furman Selz (SBIC) Investments LLC
Furman Selz Investments, LLC
Guaranty Brokerage Services, Inc.
IB Holdings, LLC
ILICA, Inc.
ING America Insurance Holdings, Inc.
ING Alternative Asset Management, LLC
ING America Equities, Inc.
ING Brokers Network, LLC
ING Capital Corporation, LLC
ING Equity Holdings, Inc.
ING Financial Advisors, LLC
ING Financial Partners, Inc.
ING Financial Products Company, Inc.
ING Funds Distributor, LLC
ING Funds Services, LLC
ING Ghent Asset Management, LLC
ING Institutional Plan Services, LLC
ING Insurance Agency of Texas, Inc.
ING Insurance Agency, Inc.
ING Insurance Services Holding Company, Inc.
ING Insurance Services of Alabama, Inc.
ING Insurance Services of Massachusetts, Inc.
ING Insurance Services, Inc.
ING International Insurance Holdings, Inc.
ING International Nominee Holdings, Inc.
ING Investment Advisors, LLC

ING Investment Management Alternative Assets, LLC
ING Investment Management Co.
ING Investment Management Services, LLC
ING Investment Management, LLC
ING Investment Trust Co.
ING Investments, LLC
ING Life Insurance & Annuity Company
ING National Trust
ING North America Insurance Corporation
ING Payroll Management, Inc.
ING Pilgrim Funding, Inc.
ING Pomona Holdings LLC
ING Retail Holding Company, Inc.
ING Services Holding Company, Inc.
ING USA Annuity and Life Insurance Company
ING Wealth Solutions, LLC
Lion Connecticut Holdings Inc.
Lion Custom Investments, LLC
Lion II Custom Investments, LLC
MFSC Insurance Agency of Nevada, Inc.
MFSC Insurance Services, Inc.
Midwestern United Life Insurance Company
Multi-Financial Group, LLC
Multi-Financial Securities Corporation
Pomona Management LLC
PrimeVest Financial Services, Inc.
PrimeVest Insurance Agency of Alabama, Inc.
PrimeVest Insurance Agency of Nevada, Inc.
PrimeVest Insurance Agency of New Mexico, Inc.
PrimeVest Insurance Agency of Ohio, Inc.
PrimeVest Insurance Agency of Oklahoma, Inc.
PrimeVest Insurance Agency of Texas, Inc.
PrimeVest Insurance Agency of Wyoming, Inc.
ReliaStar Life Insurance Company of New York
Roaring River, LLC
Security Life Assignment Corp.
Security Life of Denver Insurance Company
Security Life of Denver International, Ltd.
Systematized Benefits Administrators, Inc.
UC Mortgage Corporation
Whisperingwind I, LLC
Whisperingwind II, LLC
Whisperingwind III, LLC

36

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2008	2007	2006

		(In Thousands)
Federal tax (benefit) expense on operations	$ (111,875)	$ 110,413	$ 97,155
Federal tax expense (benefit) on capital gains (losses)	10,592	9,008	(14,367)

Total current tax (benefit) expense incurred	$ (101,283)	$ 119,421	$ 82,788

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2008	2007

	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$ 123,699	$ 124,648
Insurance reserves	183,248	180,919
Investments	70,554	15,305
Compensation and benefits	43,980	40,150
Nonadmitted assets and other surplus items	31,942	28,863
Litigation accruals	14,460	15,262
Costs of collection and loading	11,495	10,490
Unrealized loss on common stocks	31,708	-
Tax credits	14,855	-
Other	26,483	58,101

Total deferred tax assets	552,424	473,738
Deferred tax assets nonadmitted	(330,797)	(259,262)

Admitted deferred tax assets	221,627	214,476

Deferred tax liabilities resulting from book/tax differences in:
Investments	14,266	9,260
Deferred and uncollected premium	76,222	61,127
Depreciable assets	-	18,145
Unrealized gain on common stocks	-	5,418
Insurance reserves	2,791	3,306
Other	921	-

Total deferred tax liabilities	94,200	97,256

Net admitted deferred tax asset	$ 127,427	$ 117,220

37

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The change in net deferred income taxes is comprised of the following:

	December 31
	2008	2007	Change

		(In Thousands)
Total deferred tax assets	$ 552,424	$ 473,738	$ 78,686
Total deferred tax liabilities	94,200	97,256	(3,056)

Net deferred tax asset	$ 458,224	$ 376,482	81,742

Remove current year change in unrealized gains			(37,126)

Change in net deferred income tax			44,616
Remove other items in surplus:
Additional minimum pension liability			(673)
Current year change in nonadmitted assets			(3,079)
Other			(358)

Change in deferred taxes			$ 40,506

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

	Year Ended December 31
	2008	2007	2006

	(In Thousands)
Ordinary income	$ (68,474)	$ 260,307	$ 230,315
Capital (losses) gains net of IMR, net of taxes	(158,016)	12,164	(18,027)

Total pretax book income	$ (226,490)	$ 272,471	$ 212,288

Provision computed at statutory rate	$ (79,271)	$ 95,365	$ 74,301
Dividends received deduction	(2,753)	(12,804)	(19,020)
Interest maintenance reserve	(14,311)	(5,253)	(12,928)
Reinsurance	(1,839)	(5,715)	38,419
Settlement of IRS audit	(32,022)	-	-
Tax credits	(11,841)	-	-
Other	248	11,347	(873)

Total	$ (141,789)	$ 82,940	$ 79,899

Federal income taxes incurred	$ (101,283)	$ 119,421	$ 82,788
Change in net deferred income taxes	(40,506)	(36,481)	(2,889)

Total statutory income taxes	$ (141,789)	$ 82,940	$ 79,899

There will be no amount of federal income taxes incurred that will be available for recoupment in the event of future net losses from 2008, 2007 and 2006.

Under the intercompany tax sharing agreement, the Company has a payable to ING AIH of $10.9 and $89.9 for federal income taxes as of December 31, 2008 and 2007, respectively.

38

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The Company’s transferable state tax credit assets are as follows:

Method of estimating utilization of remaining transferrable state tax credit	State	Carrying value at December 31, 2008	Unused credit remaining at December 31, 2008

(in Thousands)
Estimated credit based on investment in
Low Income Housing investment	CT	$ 1,767	$ 2,005
Estimated credit based on investment in
Low Income Housing investment	GA	1,158	2,336

Total State Tax Credits		$ 2,925	$ 4,341

A reconciliation of the change in the unrecognized income tax benefits for the years is as follows:

	December 31
	2008	2007

	(in Thousands)
Balance at beginning of year	$ 53.8	$ 42.3
Additions for tax positions related to current year	0.5	2.6
Reduction for tax positions related to prior years	(30.7)	-
Additions for tax positions related to prior years	0.5	8.9

Balance at end of year	$ 24.1	$ 53.8

The Company had $24.1 of unrecognized tax benefits as of December 31, 2008 that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Federal income taxes and Federal income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had accrued interest of $5.3 and $8.4 as of December 31, 2008 and 2007, respectively.

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2004 through 2008. It is anticipated that the IRS audit of tax years 2002 and 2003 will be finalized within the next twelve months. Upon finalization of the IRS exam, it is reasonably possible that the unrecognized tax benefits will decrease by up to $19.3. The timing of the payment of the remaining allowance of $4.8 can not be reliably estimated.

10. Investment in and Advances to Subsidiaries

The Company has five wholly owned insurance subsidiaries at December 31, 2008, ReliaStar Life Insurance Company of New York (“RNY”), ING Re (UK) Limited,

39

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Whisperingwind I, LLC (“WWI”), Whisperingwind II, LLC (“WWII”), and Roaring River, LLC (“RRLLC”).

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2008	2007

	(In Thousands)
Common stock (cost - $474,408 in 2008 and $362,112 in 2007)	$ 274,861	$ 331,847

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	December 31
	2008	2007	2006

		(In Thousands)
Revenues	$ 895,770	$ 1,268,542	$ 590,335
Income before net realized losses on investments	(298,044)	(399,930)	18,991
Net (loss) income	(289,235)	(404,896)	18,180
Admitted assets	4,158,852	4,021,681	3,055,769
Liabilities	3,611,950	3,521,871	2,725,565

Asset and liability amounts for WWI and WWII are included in the above table, however the Company’s carrying amount for WWI and WWII is zero.

The Company received cash dividends from RNY of $0.0, $18.7 and $27.6 during the years ended December 31, 2008, 2007 and 2006, respectively. The Company received cash dividends from NWNL Benefits Corporation of $0.0, $1.1 and $0.0 during the years ended December 31, 2008, 2007 and 2006, respectively.

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWI, as a limited liability company. WWI received its licensure as a special purpose financial captive insurance company (“SPFC”) from the Director of the South Carolina Department of Insurance on May 29, 2007. After receiving all required and customary regulatory approvals, WWI commenced doing business as an SPFC on May 29, 2007. The Company’s adjusted carrying value of WWI is $0 as of December 31, 2008. The Company contributed capital to WWI of $105.0, $63.7 and $7.4 during the years ended December 31, 2008, 2007 and 2006. During 2008, the Company ceded premium and ceded reserves to WWI of $106.8 and $269.5, respectively. The amount of insurance in force ceded to WWI was $44.2 billion at December 31, 2008. During 2007, the Company ceded premium and ceded reserves to WWI of $44.8 and $155.3, respectively. The amount of insurance in force ceded to WWI was $30.7 billion at December 31, 2007.

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWII, as a limited liability company. WWII received its licensure as a SPFC

40

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

from the Director of the South Carolina Department of Insurance on October 26, 2007. After receiving all required and customary regulatory approvals, WWII commenced doing business as an SPFC on November 1, 2007. The Company’s adjusted carrying value of WWII is $0 as of December 31, 2008. The Company contributed capital to WWII of $0.0, $82.1 and $3.7 during the years ended December 31, 2008, 2007 and 2006. During 2008, the Company ceded premium and ceded reserves to WWII of $39.0 and $641.4, respectively. The amount of insurance in force ceded to WWII was $0.5 billion at December 31, 2008. During 2007, the Company ceded premium and ceded reserves to WWII of $573.3 and $611.5 respectively. The amount of insurance inforce ceded to WWII was $475.9 at December 31, 2007.

On September 12, 2008, the Company created a Missouri domiciled, wholly owned subsidiary, RRLLC, as a limited liability company. RRLLC received its licensure as a SPFC from the Director of the Missouri Department of Insurance on December 26, 2008. After receiving all required and customary regulatory approvals, RRLLC commenced doing business as a Special Purpose Life Reinsurance Company (“SPLRC”) on January 1, 2008. The Company’s adjusted carrying value of RRLLC is $7.3 as of December 31, 2008. The Company contributed capital to RRLLC of $7.3 during the year ended December 31, 2008.

Effective January 15, 2007, the Company entered into a Stock Purchase Agreement with Superior Vision Services, Inc. (“SVS”), a Delaware corporation, and Bolle, Inc., a Delaware corporation, pursuant to which SVS purchased all of the Company’s rights, title and interest in all the shares of SVS owned by the Company for a cash purchase price of $33.8. The transaction closed on January 26, 2007. The Company recognized a gain of $30.7 from the transaction.

During the 3rd quarter of 2008, the Company decided to pursue wind-up of the operations of its subsidiary ING Re (UK) Limited and the dissolution of such subsidiary by way of a Members Voluntary Liquidation (MVL) as allowed by UK law. It is anticipated that the operations of ING Re (UK) Limited will cease, and its dissolution would be given effect, in 2009, subject to the requirements of applicable UK law. As of December 31, 2008 the book adjusted carrying value on the Company’s books was $45.6.

11. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

41

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Assumed premiums amounted to $713.6, $733.1 and $675.1 for 2008, 2007 and 2006, respectively.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2008	2007	2006

	(In Thousands)
Premiums	$ 1,388,347	$ 1,132,722	$ 398,621
Benefits paid or provided	895,679	910,420	379,191
Policy and contract liabilities at year end	3,368,526	2,867,408	2,404,221

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

12. Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of the net gain from operations excluding realized capital gains or 10% of surplus at December 31 of the preceding year.

Lion loaned $100.0 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021, with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce. For the year ended December 31, 2008, 2007 and 2006, interest paid totaled $4.3, $4.7 and $4.7, respectively. There is no accrued interest for the years ended December 31, 2008 and 2007.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING AIH, of which $190.0 was contributed to the Company, effective for December 31, 2008. The Company then contributed capital of $90.0 to RNY. The Company received capital contributions from Lion of $95.0 and $200.00 during 2007 and 2006.

42

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Life and health insurance companies are subject to certain Risk Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2008, the Company meets the RBC requirements.

13. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

	December 31
	2008		2007

	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

	(In Thousands)
Assets:
Bonds	$ 13,389,937	$ 11,479,796	$ 13,636,553	$ 13,554,631
Preferred stocks	111,545	71,445	122,290	116,393
Unaffiliated common stocks	63,967	63,967	23,653	23,653
Mortgage loans	2,492,588	2,424,115	2,411,673	2,449,158
Contract loans	690,229	690,229	683,218	683,218
Cash, cash equivalents and
short term investments	156,896	156,896	185,882	185,882
Separate account assets	1,920,676	1,920,676	3,432,705	3,432,705
Liabilities:
Derivative securities	121,052	215,158	84,655	154,619
Dividends payable	13,745	13,745	14,565	14,565
Payable for securities	730	730	29,876	29,876

43

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0.00001% and 14.0% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2008 and 2007 is $11.9 billion and $14.0 billion, respectively.

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or

44

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SFAS No. 157, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

45

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

The following table provides information as of December 31, 2008 about the Company’s financial assets and liabilities measured at fair value on a recurring basis.

	Level 1	Level 2	Level 3(1)	Total

	(In Thousands)
At December 31, 2008:
Assets:
Preferred stock	$ 2,928	$ -	$ -	$ 2,928
Common stock	63,697	-	-	63,697
Cash, cash equivalents and
short-term investments	156,896	-	-	156,896
Derivatives	-	156,633	717	157,350
Separate account assets	1,830,139	90,537	-	1,920,676

Total assets	$ 2,053,660	$ 247,170	$ 717	$ 2,301,547

Liabilities:
Derivatives	$ -	$ 271,314	$ 7,088	$ 278,402

Total liabilities	$ -	$ 271,314	$ 7,088	$ 278,402

(1) Level 3 net assets and liabilities accounted for 0.3% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 2.8% .

Preferred and Common Stock: Fair values of these securities are based upon quoted market price and are classified as Level 1 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. Bond valuations are obtained from third party commercial pricing services and brokers and are included in Level 2. The valuations obtained from brokers are non-binding. Valuations are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

Derivatives: Derivatives that are carried at fair value (on the Balance Sheets) are determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to deal only with investment

46

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

grade counterparties with a credit rating of A- or better. The Company obtains key input into the valuation model for puts, calls, and futures from one third party broker. Because the input is not received from multiple brokers, these fair values are not deemed to be calculated based on market observable inputs, and, therefore, these instruments are classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

14. Commitments and Contingencies

Guarantee Agreement: The Company, effective January 2002, entered into a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for a $250.0 obligation of another ING affiliate, Security Life of Denver International Limited (“SLDI”). The Company’s Board of Directors approved this transaction on April 25, 2002. The two other affiliated life insurers were Security Connecticut Life Insurance Company (subsequently merged into the Company on October 1, 2003), and Security Life of Denver Insurance Company. The joint and several guarantees of the two remaining insurers are capped at $250.0. The States of Colorado and Minnesota did not disapprove the guarantee.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $42.6 and $161.7 at December 31, 2008 and 2007, respectively. The Company is also committed to provide additional capital contributions of $251.3 and $294.7 at December 31, 2008 and 2007, respectively, in partnerships reported in other invested assets not on the balance sheets.

Operating Leases: The Company leases office space under various noncancelable operating lease agreements that expire through November 2009. During the years ended December 31, 2008, 2007 and 2006, rent expense totaled $8.6, $7.9 and $10.7, respectively.

At December 31, 2008, the minimum aggregate rental commitments for the upcoming five years and thereafter are as follows:

Year ending
December 31	Commitments

(In Thousands)
2009	$ 1,590
2010	-
2011	-
2012	-
2013	-
Thereafter	-

47

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

At December 31, 2008, the future minimum lease payment receivables under noncancellable sublease arrangements are as follows:

Year ending	Future minimum Lease
December 31	Payment Receivables

(In Thousands)
2009	$ 908
2010	-
2011	-
2012	-
2013	-
Thereafter	-

On January 3, 2008, the Company closed on transactions to sell four home office properties in Minneapolis for $117.0 in cash. The Company recognized a gain in the statement of operations of $44.7 associated with these sales as of December 31, 2008. Three of the properties have sale leaseback components to the transaction; therefore the gain related to these properties ($10.4 net of tax) will be segregated as special surplus funds and subsequently amortized to unassigned surplus over the 15 year lease term.

Legal Proceedings: The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters: As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters: Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the

48

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues: Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.

49

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including the Company.

The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, and surrenders.

Liquidity: The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The objective of portfolio management is to maximize returns, taking into account interest rate and credit risk, as well as other risks. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

In the first quarter of 2009, the Company has taken certain actions to reduce its exposure to interest rate and market risks. These actions include reducing guaranteed interest rates for new business, reducing credited rates on existing business, curtailing sales of some products, reassessment of the investment strategy with a focus on Treasury and investment grade assets, as well as a short-term program to hedge equity market risk associated with variable fee income. During 2009, the Company will be monitoring these initiatives and their impacts on earnings, capital, and liquidity, and will determine whether further actions are necessary.

50

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

15. Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York Mellon, (“Mellon"). Under this agreement, the Company can borrow up to $50.0 from Mellon. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for Mellon for the period applicable for the advance plus 0.4% or (2) a rate quoted by Mellon to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2008, 2007 and 2006, respectively. Additionally, there were no amounts payable to Mellon at December 31, 2008 and 2007.

The Company maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. (“ING AIH”), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to 2% of the general account admitted assets as of the last day of the most recently concluded annual statement year. Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15% . Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest income of $2.6 and $7.6 and interest expense of $2.2 and $2.8 for the years ended December 31, 2008 and 2007.

The Company borrowed $6.8 billion and repaid $6.6 billion in 2008, borrowed $4.4 billion and repaid $4.4 billion in 2007 and borrowed $2.2 billion and repaid $2.2 billion in 2006. These borrowings were on a short term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $2.2, $0.1 and $0.5 during 2008, 2007 and 2006, respectively.

The Company is the beneficiary of letters of credit totaling $390.5; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2008 and 2007.

16. Related Party Transactions

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated ING United States companies are allocated among companies in accordance with systematic cost allocation methods.

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management services. The Company has entered into an

51

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

administrative services agreement with IIM under which IIM provides the Company with asset liability management services. Total fees under the agreement were approximately $52.3, $51.4, and $50.4 for the years ended December 31, 2008, 2007 and 2006, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting, and other services to each other. The Company has entered into a services agreement with ING North America Insurance Corporation (“INAIC”) whereby INAIC provides certain administrative, management, professional, advisory, consulting and other services to the Company. The Company has entered into a services agreement with RNY whereby the Company provides certain administrative, management, professional, advisory, consulting and other services to RNY. The Company has entered into a services agreement with ING Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory, consulting, and other services to the Company for the benefit of its customers. Charges for these services are determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company. The Company entered into a services agreement with WWI and INAIC whereby the Company and INAIC provide certain administrative, management, professional, advisory, consulting and other services to WWI. The Company entered into a services agreement with WWII and INAIC whereby the Company and INAIC provide certain administrative, management, professional, advisory, consulting and other services to WWII. The total expense incurred for all these services was $229.5, $216.4 and $219.5 for the years ended December 31, 2008, 2007 and 2006, respectively.

Tax Sharing Agreements: The Company has entered into federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

Reinsurance: During 2008, the Company ceded life premium and ceded life reserves to ING USA Annuity and Life Insurance Company (“ING USA”) of $296.3 and $195.8, respectively. The amount of life insurance inforce ceded to ING USA was $192.7 billion at December 31, 2008. This treaty did not exist in 2007.

52

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

During 2008, the Company ceded A&H premium and ceded A&H reserves to Security Life of Denver Insurance Company of $246.1 and $147.2, respectively. This treaty did not exist in 2007.

Interest Rate Swap: Effective June 29, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING AIH. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective June 30, 2007 with WWIII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $87.1 with this transaction having minimal impact to the income statement.

17. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $6.1 and $4.8 as of December 31, 2008 and 2007, respectively, and has recorded a liability in accounts payable and accrued expenses on the balance sheets. The Company has also recorded an asset in other assets on the balance sheets of $5.0 and $3.9 as of December 31, 2008 and 2007, respectively, for future credits to premium taxes for assessments already paid.

53

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

18. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2008	2007

	(In Thousands)
Balance at January 1	$ 1,429,657	$ 1,413,922
Less reinsurance recoverables	78,061	66,414

Net balance at January 1	1,351,596	1,347,508

Incurred related to:
Current year	416,994	534,043
Prior years	22,939	27,645

Total incurred	439,933	561,688

Paid related to:
Current year	460,440	185,112
Prior years	171,462	372,488

Total paid	631,902	557,600

Net balance at December 31	1,159,627	1,351,596
Plus reinsurance recoverables	151,910	78,061

Balance at December 31	$ 1,311,537	$ 1,429,657

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

19. Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net group life premiums written by the Company at December 31, 2008, which are subject to retrospective rating features, is $107.0, which represents 26.2% of the total net group life premiums. The amount of net group health premiums written by the Company at December 31, 2008, which are subject to retrospective rating features, is $5.7, which represents 1.1% of the total net group health premiums written. The amount of net group life premiums written by the Company at December 31, 2007, which are subject to retrospective rating features, is $107.8, which represents 15.8% of the total net group life premiums. The amount of net group health premiums written by the Company at December 31, 2007, which are subject to retrospective rating features, is $12.7, which represents 2.0% of the total net group health premiums written. The amount of net group life premiums written by the Company at December 31, 2006, which are subject to retrospective rating features, is $95.9, which represents 11.0% of the total net group life premiums. The amount of net group health premiums written by the Company at

54

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

December 31, 2006, which are subject to retrospective rating features, is $15.8, which represents 1.0% of the total net group health premiums written.

20. Direct Premiums Written/Produced by Managing General Agents/Third Party Administrators

Name of Managing		Type of	Type of	Total Direct
General Agent or Third	Exclusive	Business	Authority	Premiums
Party Administrator	Contract	Written	Granted	Written

(In Thousands)
ING Mid Atlantic Service Center	Y	Deferred Compensation	P	$ 36,120,119
Reliastar Record Keeping	Y	Group Annuity	P	36,783,769

The aggregate amount of premiums written through managing general agents or third party administrators during 2008 is $72.9.

21. Subsequent Events

Dutch State – Illiquid Back-up Facility: On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-up Facility (the “Back-up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State will be realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion portfolio, including book value of approximately $670 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State will take place at a discount of 10% of par value. Each ING company participating in the ING-Dutch State Transaction, including the Company will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed on March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph to take effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company will enter into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company will convey to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will receive, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding

55

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

and the Dutch State (the “Company Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State will be obligated to make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding will be obligated to make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.

Since the Company had the intent to sell as of December 31, 2008, a portion of its Alt-A RMBS through the 80% participation interest in its Designated Securities Portfolio, the Company evaluated the securities for impairment under INT 06-07: Definition of Phrase “Other Than Temporary” and SSAP 43, Loan-backed and Structured Securities. Per SSAP 43, the book value of the other-than-temporary impaired security must be written down to the estimated undiscounted future cash flows. In applying SSAP 43, the Company considered the estimated undiscounted future cash flows for the impairment test to be the remaining undiscounted cash flows on the security over its expected life. Since the estimated undiscounted future cash flow from these securities exceeds the carrying value of the securities at December 31, 2008, no impairment was recorded. The Company expects to record a realized loss of approximately $50 related to this transaction in the first quarter of 2009.

Reinsurance Recapture from SLDI: As of December 31, 2008 the Company had ceded premiums of $65.9 million and reserves of $228.5 million to SLDI under existing reinsurance agreements. Effective January 1, 2009 the Company recaptured said premiums and reserves from SLDI.

Roaring River Cession: Subsequent to receiving its licensure as a SPLRC, RRLLC entered into an automatic coinsurance and modified coinsurance agreement (the “Comodco Agreement”) with the Company effective January 1, 2009. Under the terms of the Comodco Agreement, the Company will cede to RRLLC, on a 100% quota share basis, the liabilities arising from (a) fully underwritten term life insurance policies issued directly by the Company on and after April 1, 2008, net of any cessions to third party reinsurers and (b) fully underwritten term life insurance policies assumed by the Company under a separate coinsurance agreement with RNY, for policies written on and after November 1, 2005 by RNY and assumed by the Company.

Effective February 27, 2009 the Company recorded ceded premiums of $358.1 million and ceded reserves of $239.6 million to RRLLC. The Company received an expense allowance of $326.9 million from RRLLC. In addition, a letter of credit, under which ING America Insurance Holdings (“AIH”) is an applicant and the Company is beneficiary, has been issued to support reserves under this reinsurance agreement.

Due to the concurrent events of the recapture and retrocession, the impact to the Company’s income and surplus is negligible.

56

RELIASTAR LIFE INSURANCE COMPANY Notes to Financial Statements - Statutory Basis December 31, 2008 (Dollar amounts in millions, unless otherwise stated)

In completing the initial transactions related to the Comodco Agreement, the Company also recognized a deferred gain of $54.9 million, which will be segregated as special surplus funds and amortized to unassigned funds over the life of the policies covered by the Comodco Agreement.

New Accounting Pronouncements: Effective reporting periods beginning January 1, 2009, the Company will adopt SSAP No. 98, Treatment of Cash Flows When Qualifying Changes in Valuation and Impairments (“SSAP 98”) (amending paragraphs 14 though 16 of SSAP 43) for Loan-backed and Structured Securities. The amendment requires once an other than temporary impairment occurs, the Company will determine the amount of the impairment comparing the carrying value of the investment to the present value of anticipated future cash flows of the investment. If the present value of future cash flows is less than the carrying value, an asset impairment must be recorded. Credit related impairments will be recorded through the AVR while interest related losses shall be recorded through the IMR. The Company is currently evaluating the impact of the Company’s financial statements.

22. Changes to Current Year Presentation

Annual Statement: At December 31, 2008 differences in amounts reported in the Annual Statement and amounts in the accompanying statutory basis financial statements are due to the following (in thousands):

	Total Capital	Net
	and Surplus	Loss

(In Thousands)
2008:
Amounts as reported in the 2008 Annual Statement	$ 2,079,413	$ (125,207)
Adjustment for unauthorized reinsurance due to a shortfall on
letters of credit from SLDI	(6,105)	-

Amounts as reported in the accompanying statutory
basis financial statements	$ 2,073,308	$ (125,207)

57

Form No. SAI.100209-09	Ed. May 2009

SEPARATE ACCOUNT N PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:

	(1)	Included in Part A:

Condensed Financial Information

	(2)	Included in Part B:

Financial Statements of Separate Account N:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2008

Statements of Operations for the year ended December 31, 2008

Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007

Notes to Financial Statements

Financial Statements - Statutory Basis of ReliaStar Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Balance Sheets - Statutory Basis as of December 31, 2008 and 2007

Statements of Operations - Statutory Basis for the years ended December 31, 2008, 2007 and 2006

Statements of Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2008, 2007 and 2006

Statements of Cash Flows - Statutory Basis for the years ended December 31, 2008, 2007 and 2006

Notes to Financial Statements - Statutory Basis

(b)	Exhibits
	(1.1)	Resolution of the Board of Directors of ReliaStar Life Insurance Company
(“Depositor”) Authorizing the Establishment of Separate Account N (“Registrant”) ·
Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-
120636), as filed on November 19, 2004.
	(1.2)	Resolution of the Executive Committee of the Board of Directors of Northern Life
Insurance Company (“Depositor”) Authorizing the Establishment of Separate Account
One (“Registrant”) ·Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
	(2)	Not applicable
	(3.1)	Distribution and Administrative Services Agreement between ING Financial Advisers,
LLC and Depositor ·Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on February 20,
2004.

(3.2)	Amended Broker/Dealer Variable Annuity Compensation Schedule ·Incorporated by
reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4
(File No. 033-90474), as filed on November 5, 1999.
(4.1)	Individual Deferred Tax Sheltered Annuity Contract (Transfer Series) ·Incorporated
by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-
4 (File No. 033-90474), as filed on April 20, 1998.
(4.2)	Individual Deferred Annuity Contract (Transfer Series) for use with Non-Qualified
Plans ·Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.3)	Individual Deferred Retirement Annuity Contract (Transfer Series) ·Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 033-90474), as filed on April 20, 1998.
(4.4)	Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract ·Incorporated
by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-
4 (File No. 033-90474), as filed on April 20, 1998.
(4.5)	Flexible Premium Individual Deferred Retirement Annuity Contract ·Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 033-90474), as filed on April 20, 1998.
(4.6)	ERISA Endorsement ·Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23,
1996.
(4.7)	TSA Endorsement ·Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 28, 1997.
(4.8)	Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000 (FL)
2-95 in Florida ·Incorporated by reference to Post-Effective Amendment No. 4 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on July 29, 1997.
(4.9)	Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No.
13000 (FL-PBC) 2-95 in Florida ·Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as
filed on July 29, 1997.
(4.10)	Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity
Contract) ·Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.11)	Roth IRA Endorsement ·Incorporated by reference to Post-Effective Amendment No.
5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20,
1998.
(4.12)	Fixed Account C Endorsement ·Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-90474), as
filed on December 23, 1998.
(4.13)	Waiver Endorsement ·Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23,
1999.

(4.14)	Internal Revenue Code Section 457 Endorsement (13086 8-99) ·Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4
(File No. 033-90474), as filed on April 25, 2001.
(4.15)	ReliaStar Endorsement (merger) ·Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 24, 2002.
(4.16)	Endorsement 149468-09 to Form No. 13000 (FL) 2-95 ·Incorporated by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No.
333-100208), as filed on April 28, 2009.
(4.17)	Endorsement 149854-08 to Form No. 13000 (FL) 2-95 ·Incorporated by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No.
333-100208), as filed on April 28, 2009.
(5.1)	Contract Application Form (Transfer Series and Flex Series) ·Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 033-90474), as filed on April 20, 1998
(6.1)	Amended Articles of Incorporation of Depositor ·Incorporated by reference to Form
S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), as
filed on December 23, 1996.
(6.2)	Amended Bylaws of Depositor ·Incorporated by reference to Form S-6 Registration
Statement of Select-Life Variable Account (File No. 333-18517), as filed on December
23, 1996.
(7)	Not applicable
(8.1)	Fund Participation Agreement dated as of April 30, 2003 among Golden American
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company, Southland Life
Insurance Company, ING Life Insurance and Annuity Company, ING Insurance
Company of America, American Funds Insurance Series and Capital Research and
Management Company · Incorporated by reference to Pre-Effective Amendment No.
1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17,
2003.
(8.2)	Business Agreement dated April 30, 2003 by and among Golden American Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company, Southland Life
Insurance Company, ING Life Insurance and Annuity Company, ING Insurance
Company of America, ING American Equities, Inc., Directed Services, Inc., American
Funds Distributors, Inc. and Capital Research and Management Company ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.

(8.3)	Amendment No. 1 entered into as of January 1, 2008 to the Business Agreement dated
April 30, 2003 by and among ING USA Annuity and Life Insurance Company
(formerly known as Golden American Life Insurance Company), ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance
and Annuity Company, ING Insurance Company of America, ING American Equities,
Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research
and Management Company ·Incorporated herein by reference to Pre-Effective
Amendment No. 1 to the Form N-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, File No. 333-153337,
as filed on November 14, 2008.
(8.4)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.5)	Participation Agreement made and entered into as of January 1, 1995 by and among
Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life
Insurance Company ·Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(8.6)	Amendment dated as of July 24, 1997 to Participation Agreement made and entered into as of January 1, 1995 among Variable Insurance Products Fund, Fidelity
Distributors Corporation, and Northern Life Insurance Company ·Incorporated by
reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4
(File No. 033-90474), as filed on August 4, 1997.
(8.7)	Participation Agreement made and entered into as of January 1, 1995 by and among
Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern
Life Insurance Company ·Incorporated by reference to Post-Effective Amendment
No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April
20, 1998.
(8.8)	Amendment dated as of July 24, 1997 to Participation Agreement made and entered into as of January 1, 1995 among Variable Insurance Products Fund II, Fidelity
Distributors Corporation, and Northern Life Insurance Company ·Incorporated by
reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4
(File No. 033-90474), as filed on August 4, 1997.
(8.9)	Participation Agreement made and entered into as of January 1, 1999 among Variable
Insurance Products Fund III, Fidelity Distributors Corporation and Northern Life
Insurance Company ·Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 25,
2001.

(8.10)	Letter Agreement dated May 16, 2007 and is effective July 2, 2007 between ReliaStar
Life Insurance Company, Fidelity Distributors Corporation, Variable Insurance
Products Fund, and Variable Insurance Products Fund II ·Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
333-100207), as filed on October 1, 2007.
(8.11)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.12)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation ·Incorporated by reference to Post-Effective Amendment No.
33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5,
2004.
(8.13)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 ·Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.14)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 and April 1, 2005 ·Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.15)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. ·Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.16)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. • Incorporated by reference to Post-
Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-
85618), as filed on February 1, 2007.

(8.17)	Amendment effective June 5, 2007 to Amended and Restated Participation Agreement
as of December 30, 2005 by and among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc.
• Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.18)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company ·Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.19)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York ·Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on June 15, 2007.
(8.20)	Participation Agreement made and entered into as of April 30, 2003 among ReliaStar
Life Insurance Company, The GCG Trust (to be renamed ING Investors Trust effective
May 1, 2003) and Directed Services, Inc. ·Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on February 20, 2004.
(8.21)	Participation Agreement dated December 6, 2001 by and among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance Company
and Aetna Investment Services, LLC ·Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 24, 2002.
(8.22)	Amendment dated as of March 26, 2002 by and between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May 1,
2002), Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance Company to Participation
Agreement dated as of December 6, 2001 ·Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 24, 2002.

(8.23)	Amendment dated as of October 1, 2002 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company to Participation Agreement dated as of December 6, 2001 and amended as of March 26, 2002 ·Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 24, 2002.
(8.24)	Amendment dated as of May 1, 2003 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002 and October 1, 2002 ·Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-
1A (File No. 333-32575), as filed on April 30, 2003.
(8.25)	Amendment dated as of November 1, 2004 by and between ING Partners, Inc., ING
Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar
Life Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002 and May 1, 2003 ·
Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement
on Form N-4 (File No. 333-120636), as filed on February 23, 2005.
(8.26)	Amendment dated as of April 29, 2005 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002, May 1, 2003 and
November 1, 2004 ·Incorporated by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on December 21,
2006.
(8.27)	Amendment dated as of August 31, 2005 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002, May 1, 2003,
November 1, 2004 and April 29, 2005 ·Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on December 21, 2006.
(8.28)	Amendment dated as of December 7, 2005 by and between ING Partners, Inc., ING
Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar
Life Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and August 31, 2005 ·Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
333-100207), as filed on December 21, 2006.

(8.29)	Amendment dated as of April 28, 2006 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002, May 1, 2003,
November 1, 2004, April 29, 2005, August 31, 2005 and December 7, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 12 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on December 21, 2006.
(8.30)	Service Agreement and Contract with Investment Adviser effective as of December 6,
2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company in connection with the sale of shares of ING Partners, Inc. ·Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-100207), as filed on October 24, 2002.
(8.31)	Shareholder Servicing Agreement (Service Class Shares) dated as of December 6,
2001, by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on November 24, 2003.
(8.32)	Amendment dated as of March 26, 2002, to the Shareholder Servicing Agreement
(Service Class Shares) by and between ReliaStar Life Insurance Company and
Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on November 24, 2003.
(8.33)	Amendment dated as of May 1, 2003, to Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance
Company dated as of December 6, 2001 ·Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-92000), as
filed on April 17, 2003.
(8.34)	Amendment dated as of November 1, 2004 to Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance
Company dated as of December 6, 2001 ·Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-6 (File No. 333-69431), as
filed on March 1, 2007.
(8.35)	Amendment dated as of April 29, 2005 to Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance
Company dated as of December 6, 2001 ·Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-120636), as
filed on December 21, 2006.
(8.36)	Amendment dated as of December 7, 2005 to Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance
Company dated as of December 6, 2001 ·Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-120636), as
filed on December 21, 2006.
(8.37)	Amendment dated as of April 28, 2006 to Shareholder Servicing Agreement (Service
Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance Company

dated as of December 6, 2001 ·Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-120636), as
filed on December 21, 2006.
(8.38)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. ·Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297), as filed on June 8, 1998.
(8.39)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by reference to Post-
Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on December 14, 1998.
(8.40)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. ·Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(8.41)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. ·Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.

(8.42)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11,
2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.43)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by
reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4
(File No. 333-01107), as filed on April 13, 2001.
(8.44)	Sixth Amendment dated June 19, 2001 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity
Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.45)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.46)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.

(8.47)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.48)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4
(File No. 333-01107), as filed on April 4, 2000.
(8.49)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.50)	Participation Agreement dated as of May 1, 2001 between Pilgrim Variable Products
Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 15 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 26, 2002.
(8.51)	Amendment executed August 30, 2002 to Participation Agreement dated May 1, 2001 by and among ReliaStar Life Insurance Company, ING Variable Products Trust
(formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor, LLC
(formerly known as ING Pilgrim Securities, Inc.) ·Incorporated by reference to Post-
Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on April 22, 2003.
(8.52)	Administrative and Shareholder Services Agreement dated May 1, 2001 by and between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products Trust)
and ReliaStar Life Insurance Company ·Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on April 22, 2003.

(8.53)	Participation Agreement made and entered into as of May 1, 2002 among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributors, Inc. ·Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31,
2002.
(8.54)	Amendment executed as of October 15, 2002 and effective as of October 1, 2002 to
Participation Agreement made and entered into as of May 1, 2002 by and among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributor, Inc. ·Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31,
2002.
(8.55)	Participation Agreement made and entered into as of May 1, 2002 among ReliaStar
Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form S-6 (File No. 333-47094), as filed on September 17, 2002.
(8.56)	Amendment effective as of July 15, 2003 to Participation Agreement made and entered into as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING VP
Bond Portfolio and ING Funds Distributor, LLC. (f/k/a ING Funds Distributor, Inc.) ·
Incorporated by reference to Post-Effective Amendment No. 18 to Registration
Statement on Form N-6 (File No. 033-57244), as filed on February 9, 2004.
(8.57)	Form of Amendment effective as of ________, 200_ to Participation Agreement dated as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING VP Bond
Portfolio and ING Funds Distributor, LLC, as amended on July 15, 2003
(8.58)	Participation Agreement made and entered into as of December 1, 2002 among ING
Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributions, Inc. ·Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31,
2002.
(8.59)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.60)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series
Fund, Inc. and Aetna Life Insurance and Annuity Company ·Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4
(File No. 333-01107), as filed on October 26, 2001.
(8.61)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna
Life Insurance and Annuity Company ·Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on October 26, 2001.

(8.62)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.63)	Fund Participation Agreement made and entered into as of August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management
Trust, Advisers Managers Trust and Neuberger Berman Management Inc. ·
Incorporated by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on August 4, 1997 and effective
August 8, 1997.
(8.64)	Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger
Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman
Management Inc. ·Incorporated by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23, 1999.
(8.65)	Addendum dated as of May 1, 2000 to Fund Participation Agreement dated August 8,
1997 and amended on December 1, 1998 by and among Northern Life Insurance
Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust
and Neuberger Berman Management Inc. ·Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-90474), as
filed on April 25, 2001.
(8.66)	Service Agreement effective August 8, 1997 by and between Neuberger Berman
Management Inc. and Northern Life Insurance Company ·Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
033-90474), as filed on August 4, 1997 and effective August 8, 1997.
(8.67)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. ·Incorporated by reference to Post-Effective Amendment No. 14 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on October 1, 2007.
(8.68)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC ·Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.

(8.69)	First Amendment dated August 15, 2007 to Participation Agreement by and between
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 ·Incorporated by reference to Post-Effective Amendment No. 51 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.70)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company ·Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.71)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO
Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar
Life Insurance Company dated as of May 1, 2004 ·Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.72)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company ·Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.73)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 ·Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.74)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. ·Incorporated by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6,
2007.
(8.75)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4
(File No. 333-01107), as filed on October 26, 2001.

(8.76)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 ·
Incorporated by reference to Post-Effective Amendment No. 40 to Registration
Statement on Form N-4 (File No. 033- 75962), as filed on April 13, 2005.
(8.77)	Amendment No. 2 is made and entered into as of August 15, 2007 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.
made and entered into as of July 1, 2001 and as amended on May 1, 2004 ·
Incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on December 21, 2007.
(8.78)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. ·Incorporated by reference to Post-Effective Amendment
No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.79)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors
Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company ·Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 11, 2005.
(8.80)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company,
ING Insurance Company of America, and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 38 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.81)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of
May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors
Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company ·Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.

(8.82)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)	Consent and Opinion of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not applicable

(12)	Not applicable

(13)	Powers of Attorney

Item 25. Directors and Principal Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Donald W. Britton[1]	President
Thomas J. McInerney[2]	Director and Chairman
David A. Wheat[1]	Director, Executive Vice President and Chief
Financial Officer
Catherine H. Smith[2]	Director and Senior Vice President
Bridget M. Healy[3]	Director
Robert G. Leary[3]	Director
Steven T. Pierson[1]	Senior Vice President and Chief Accounting
Officer
Michael L. Emerson[4]	Chief Executive Officer, ING Re
Valerie G. Brown[1]	Senior Vice President
Daniel H. Hanlon[2]	Senior Vice President
Daniel P. Mulheran, Sr.[4]	Senior Vice President
Stephen J. Preston[4]	Senior Vice President
Boyd G. Combs[1]	Senior Vice President, Tax
David S. Pendergrass[1]	Senior Vice President and Treasurer
Daniel M. Anderson	Vice President
9100 Arboretum Parkway
Richmond, VA 23236
Pamela S. Anson[5]	Vice President
Pamela M. Barcia[2]	Vice President
Bradley E. Barks[2]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814

Jeoffrey A. Block[6]	Vice President
Robert D. Bomgaars	Vice President
740 Northwest Blue Parkway, Suite 304
Lee’s Summit, MO 64086
David Botler[7]	Vice President
Scott V. Carney[8]	Vice President
William D. Chatham[6]	Vice President
John C. Collins[1]	Vice President
Sue A. Collins[2]	Vice President
Monte J. Combe[9]	Vice President
Brian D. Comer[2]	Vice President
J. Randolph Dobo[9]	Vice President
Diane M. Eder[10]	Vice President
Elizabeth A. Edwards[9]	Vice President
Patricia L. Engelhardt[2]	Vice President
Shari A. Enger[8]	Vice President
Michelle M. Fallahi[4]	Vice President
Kurt T. Fasen[4]	Vice President
Julie A. Foster[6]	Vice President
Molly G. Garrett[2]	Vice President
Robert A. Garrey[2]	Vice President
Ivan J. Gilreath[4]	Vice President
Brian K. Haendiges[2]	Vice President
Deborah C. Hancock[9]	Vice President

Terry D. Harrell	Vice President
7695 N. High Street
Columbus, OH 43235
Karen A. Harrison[5]	Vice President
R. Scott Hofstedt[11]	Vice President
Michelle R. Holmes[5]	Vice President
June P. Howard[1]	Vice President
Mark E. Jackowitz	Vice President
22 Century Hill Drive, Suite 101
Latham, NY 12110
William S. Jasien[12]	Vice President
Irene R. Jensen[8]	Vice President
Paul E. Kersten[4]	Vice President
Cassandra Klein[5]	Vice President
Laurie L. M. Klein[8]	Vice President
Cheryl A. Kusick[5]	Vice President
Kenneth E. Lacy[1]	Vice President
Kevin J. Laing[4]	Vice President
Frederick C. Litow[1]	Vice President
Laurie A. Lombardo[2]	Vice President
Alan S. Lurty[8]	Vice President
Thomas A. Lutter[8]	Vice President
Scott C. Machut[4]	Vice President
Richard T. Mason[2]	Vice President
Paul L. Mistretta[1]	Vice President
Patrick J. Moran[4]	Vice President

Brian J. Murphy[1]	Vice President
Michael J. Murphy[8]	Vice President
Todd E. Nevenhoven[6]	Vice President
Sherry R. Olson[11]	Vice President
Peter S. Orenzoff[7]	Vice President
Deborah J. Prickett[4]	Vice President
Laurie J. Rasanen[5]	Vice President
James P. Rathburn[4]	Vice President
Kevin J. Reimer[1]	Vice President
Robert A. Richard[2]	Vice President
John A. Ross	Vice President
3110 Camino Del Rio South, Suite A117
San Diego, CA 92108
David J. Schmid[11]	Vice President
David A. Sheridan[2]	Vice President
Gregory M. Smith[8]	Vice President
Christina M. Starks[5]	Vice President
Eric J. Steelman[8]	Vice President
Carl P. Steinhilber[2]	Vice President
Irving L. Tang[4]	Vice President
Melissa A. Tilford[8]	Vice President
Mary A. Tuttle[9]	Vice President
William J. Wagner[9]	Vice President
Margaret B. Wall[10]	Vice President
Michellen A. Wildin[9]	Vice President
David P. Wilken[4]	Vice President

Mary B. Wikinson[3]	Vice President
Eric C. Wishman[6]	Vice President
Dean S. Abbott[4]	Vice President and Actuary
Mary A. Broesch[8]	Vice President and Actuary
Steven M. Gathje[11]	Vice President and Actuary
Craig A. Krogstad[10]	Vice President and Actuary
Richard Lau[13]	Vice President and Actuary
Mark E. McCarville[11]	Vice President and Actuary
Jeffrey L. Schuh[4]	Vice President and Actuary
Alden W. Skar[4]	Vice President and Actuary
Alice W. Su8	Vice President and Actuary
Francis De Regnaucourt[13]	Vice President and Appointed Actuary
Carol S. Stern	Vice President and Chief Compliance Officer
1501 M St., NW, Ste. 430
Washington, DC 20005
Kimberly M. Curley[9]	Vice President and Illustration Actuary
Joseph N. Fick[8]	Vice President and Illustration Actuary
Lawrence S. Nelson[11]	Vice President and Illustration Actuary
Spencer T. Shell[1]	Vice President, Assistant Treasurer and
Assistant Secretary
Chad M. Eslinger[5]	Vice President, Compliance
Judith K. Ginter[11]	Vice President, Compliance
Ronald E. Falkner[2]	Vice President, Corporate Real Estate
Daniel E. Abramowski[4]	Vice President, ING Re
Jeffrey S. Birkholz[4]	Vice President, ING Re
Paul Aronson[1]	Vice President, Investments

John P. Foley[1]	Vice President, Investments
Christine Hurtsellers[1]	Vice President, Investments
Suresh Krishnamoorthy[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gilbert E. Mathis[1]	Vice President, Investments
Greg R. Michaud[1]	Vice President, Investments
Maurice M. Moore[1]	Vice President, Investments
Kurt W. Wassenar[1]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Scott N. Shepherd[2]	Actuary
William M. White[11]	Illustration Actuary
Joy M. Benner[4]	Secretary
Eric G. Banta[9]	Assistant Secretary
Jane A. Boyle[2]	Assistant Secretary
Lisa A. Braun[4]	Assistant Secretary
Chad D. Christensen[11]	Assistant Secretary
James M. Foley[4]	Assistant Secretary
Jay J. Frazer[11]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
Megan A. Huddleston[2]	Assistant Secretary
Jane M. Jacobs[4]	Assistant Secretary
James A. Kochinski[4]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary

Richard Lord[11]	Assistant Secretary
Terri W. Maxwell[1]	Assistant Secretary
James M. May, III[1]	Assistant Secretary
Y. Danyale Moses[11]	Assistant Secretary
Tina M. Nelson[4]	Assistant Secretary
John R. Oberg[9]	Assistant Secretary
Melissa A. O’Donnell[4]	Assistant Secretary
Wendy L. Paquin[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Thomas M. Rose[4]	Assistant Secretary
Susannah Saver-Patterson[11]	Assistant Secretary
Sande Sheppard[11]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Susan M. Vega[4]	Assistant Secretary
Diane Yell[11]	Assistant Secretary
Glenn A. Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James H. Taylor[1]	Tax Officer

*	These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

2	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.

3	The principal business of this director and these officers is 230 Park Avenue, New York, New York 10169.

4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

5	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

7	The principal business address of these officers is 1000 Woodbury Road, Woodbury, New York 11797-2521.

8	The principal business address of these officers is 2000 21st Avenue, NW, Minot, North Dakota 58703.

9	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203-5699.

10	The principal business address of these officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.

11	The principal business address of these officers is 100 Washington Square, Minneapolis, Minnesota 55401.

12	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

13	The principal business address of these officers is 100 Deerfield Lane, Suite 300, Malvern, Pennsylvania 19355.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post Effective Amendment No. 26 to Registration
Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company
as filed with the Securities and Exchange Commission on April 7, 2009 (File Nos. 033-57244,
811-04208).

Item 27. Number of Contract Owners

As of February 28, 2009, there were 46,746 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28. Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”) indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of
ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, ING America
Insurance Holdings, Inc. maintains a Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as the depositor.
Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V.,
maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC, Variable Annuity Account C of ILIAC, Variable Annuity Account G of ILIAC and Variable Annuity Account I of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) ReliaStar Life Insurance Company of New York Variable Annuity

Funds A, B, C (a management investment company registered under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Brian D. Comer[1]	Director and Senior Vice President
Randall L. Ciccati[1]	Director
Boyd G. Combs[2]	Senior Vice President, Tax
Daniel P. Hanlon[1]	Senior Vice President
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Nancy B. Bocella[1]	Vice President
Dianne Bogoian[1]	Vice President
J. Robert Bolchoz	Vice President
Columbia, South Carolina
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President

Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason[1]	Vice President
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President
Deborah Rubin[3]	Vice President

Todd Smiser	Vice President and Assistant Secretary
2525 Cabot Drive, Suite 100
Lisle, IL 60532
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman	Assistant Vice President
Libby J. Soong[1]	Chief Compliance Officer
Kristin H. Hultgren[1]	Chief Financial Officer
Joy M. Benner[4]	Secretary
Randall K. Price[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[4]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.

2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$5,401,860.08
Advisers, LLC

*	Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

Item 31.	Management Services
Not applicable
Item 32.	Undertakings
Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Council of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)

The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of
Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration
Statement on Form N-4 (File No. 333-100209) and has duly caused this Post Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of
Connecticut, on the 28th day of April, 2009.

SEPARATE ACCOUNT N OF RELIASTAR LIFE
INSURANCE COMPANY
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

By:	Donald W. Britton*
Donald W. Britton
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration
Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Donald W. Britton*	President	)
Donald W. Britton	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) April 28,
Thomas J. McInerney		) 2009
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Bridget M. Healy*	Director	)
Bridget M. Healy		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)
David A. Wheat*	Director, Executive Vice President and Chief Financial	)
David A. Wheat	Officer	)
)

Steven T. Pierson	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

SEPARATE ACCOUNT N
EXHIBIT INDEX

Exhibit No.	Exhibit

99-B.8.57	Form of Amendment effective as of ________, 200_ to Participation
Agreement dated as of May 1, 2002 by and among ReliaStar Life
Insurance Company, ING VP Bond Portfolio and ING Funds
	Distributor, LLC, as amended on July 15, 2003	____________

99-B.9	Consent and Opinion of Counsel	____________

23(B)(10)	Consent of Independent Registered Public Accounting Firm	____________

99-B.13	Powers of Attorney	____________